Schedule of Investments

March 31, 2019 (unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 64.8%

Communication Services - 5.8%
Alphabet, Inc. - Class A (2)	359	422,504
Alphabet, Inc. - Class C (2)	7,407	8,690,707
AMC Entertainment Holdings, Inc.	5,285	78,482
AMC Networks, Inc. (2)	4,516	256,328
AT&T, Inc.	111,660	3,501,658
Beasley Broadcast Group, Inc.	373	1,485
Cable One, Inc.	740	726,221
CenturyLink, Inc.	8,138	97,575
Comcast Corp. - Class A	23,361	933,973
Entravision Communications Corp.	154	499
Facebook, Inc. (2)	29,947	4,991,865
Fluent, Inc. (2)	1,839	10,335
Frontier Communications Corp. (2)(3)	12,732	25,337
Gannett Co., Inc.	1,967	20,732
Gray Television, Inc. (2)	2,503	53,464
Liberty TripAdvisor Holdings, Inc. (2)	4,875	69,176
Marcus Corp./The	5,941	237,937
MDC Partners, Inc. (2)	3,934	8,852
Meet Group, Inc./The (2)	118	594
New York Times Co./The	639	20,991
Nexstar Media Group, Inc.	3,160	342,449
Spok Holdings, Inc.	8,543	116,356
TEGNA, Inc.	13,344	188,150
Telephone & Data Systems, Inc.	12,547	385,569
T-Mobile US, Inc. (2)	49,988	3,454,171
Verizon Communications, Inc.	114,971	6,798,235
Viacom, Inc.	46,728	1,311,655
Walt Disney Co./The	56,651	6,289,961

		39,035,261

Consumer Discretionary - 6.6%
Aaron's, Inc.	530	27,878
Advance Auto Parts, Inc.	2,887	492,320
Amazon.com, Inc. (2)	5,714	10,175,206
American Eagle Outfitters, Inc.	2,341	51,900
Ascena Retail Group, Inc. (2)	2,110	2,279
AutoZone, Inc. (2)	345	353,321
Barnes & Noble Education, Inc. (2)	8,083	33,949
Bassett Furniture Industries, Inc.	3,989	65,459
BBX Capital Corp.	5,678	33,614
Beazer Homes USA, Inc. (2)	1,443	16,609
Best Buy Co., Inc.	8,457	600,954
Bloomin' Brands, Inc.	13,039	266,648
Brinker International, Inc.	2,194	97,370
Burlington Stores, Inc. (2)	981	153,703
Capri Holdings, Ltd. (2)	3,138	143,564
Cato Corp./The	939	14,066
Chico's FAS, Inc.	313	1,337
Citi Trends, Inc.	1,686	32,557
Clarus Corp.	5,516	70,660
Core-Mark Holding Co., Inc.	916	34,011
Cracker Barrel Old Country Store, Inc.	2,975	480,790
Crocs, Inc. (2)	2,306	59,380
Darden Restaurants, Inc.	3,320	403,280
Deckers Outdoor Corp. (2)	1,201	176,535

Designer Brands, Inc. (2)	770	17,109
Dick's Sporting Goods, Inc.	610	22,454
Dine Brands Global, Inc.	1,666	152,089
Dollar General Corp.	6,861	818,517
eBay, Inc.	7,576	281,373
El Pollo Loco Holdings, Inc. (2)	3,428	44,598
Ethan Allen Interiors, Inc.	4,091	78,261
Extended Stay America, Inc.	22,006	395,008
Five Below, Inc. (2)	2,745	341,066
Flexsteel Industries, Inc.	224	5,195
Foot Locker, Inc.	5,625	340,875
Ford Motor Co.	47,256	414,908
Garmin, Ltd.	1,507	130,129
Garrett Motion, Inc. (2)	2,136	31,463
General Motors Co.	66,418	2,464,108
Genesco, Inc. (2)	1,110	50,561
Gentex Corp.	6,524	134,916
Guess?, Inc.	919	18,012
H&R Block, Inc.	5,212	124,775
Helen of Troy, Ltd. (2)	939	108,886
Home Depot, Inc./The	10,132	1,944,229
Hooker Furniture Corp.	1,401	40,391
J Alexander's Holdings, Inc. (2)	3,641	35,755
Jack in the Box, Inc.	1,321	107,080
La-Z-Boy, Inc.	3,196	105,436
Lear Corp.	6,116	830,002
Liberty Expedia Holdings, Inc. (2)	11,916	510,005
Lululemon Athletica, Inc. (2)	6,350	1,040,575
Macy's, Inc.	10,486	251,979
McDonald's Corp.	16,183	3,073,152
MDC Holdings, Inc.	5,131	149,107
NIKE, Inc. - Class B	462	38,905
Norwegian Cruise Line Holdings, Ltd. (2)	4,980	273,701
NVR, Inc. (2)	178	492,526
Office Depot, Inc.	17,515	63,579
O'Reilly Automotive, Inc. (2)	277	107,559
PulteGroup, Inc.	5,752	160,826
Qurate Retail, Inc. (2)	2,734	43,689
Rent-A-Center, Inc./TX (2)	732	15,277
Ross Stores, Inc.	24,644	2,294,356
RTW RetailWinds, Inc. (2)	1,971	4,730
Ruth's Hospitality Group, Inc.	777	19,883
Speedway Motorsports, Inc.	3,141	45,450
Starbucks Corp.	63,019	4,684,832
Target Corp.	15,665	1,257,273
Texas Roadhouse, Inc.	1,067	66,357
TJX Cos., Inc./The	80,777	4,298,144
Toll Brothers, Inc.	2,025	73,305
Tower International, Inc.	3,407	71,649
Town Sports International Holdings, Inc. (2)	1,876	8,930
Tractor Supply Co.	604	59,047
Tupperware Brands Corp.	5,903	150,999
Turtle Beach Corp. (2)	522	5,930
Yum China Holdings, Inc.	17,230	773,799
Yum! Brands, Inc.	20,423	2,038,420
ZAGG, Inc. (2)	3,219	29,196

		44,927,766

Consumer Staples - 2.3%
Coca-Cola Consolidated, Inc.	54	15,543
Hershey Co./The	298	34,219
Ingredion, Inc.	656	62,117
Keurig Dr Pepper, Inc.	11,732	328,144
Kroger Co./The	36,075	887,445
Lamb Weston Holdings, Inc.	2,182	163,519
Lancaster Colony Corp.	342	53,588
McCormick & Co., Inc./MD	5,768	868,834
Molson Coors Brewing Co.	16,178	965,018
Natural Health Trends Corp.	617	7,996

PepsiCo, Inc.	48,786	5,978,724
Procter & Gamble Co./The	10,574	1,100,225
Simply Good Foods Co./The (2)	1,478	30,432
SpartanNash Co.	3,034	48,150
TreeHouse Foods, Inc. (2)	4,875	314,681
Turning Point Brands, Inc.	199	9,172
Tyson Foods, Inc.	9,821	681,872
Walgreens Boots Alliance, Inc.	18,037	1,141,201
Walmart, Inc.	28,467	2,776,387
Weis Markets, Inc.	481	19,630

		15,486,897

Energy - 5.3%
Adams Resources & Energy, Inc.	252	9,843
Arch Coal, Inc. - Class A	827	75,480
Archrock, Inc.	23,204	226,935
Baker Hughes a GE Co.	9,191	254,775
Berry Petroleum Corp.	4,539	52,380
C&J Energy Services, Inc. (2)	8,069	125,231
Cabot Oil & Gas Corp.	16,863	440,124
Cactus, Inc. (2)	5,321	189,428
Chevron Corp.	31,667	3,900,741
Cimarex Energy Co.	4,589	320,771
ConocoPhillips	66,283	4,423,727
CONSOL Energy, Inc. (2)	1,062	36,342
CVR Energy, Inc.	4,341	178,849
Delek US Holdings, Inc.	6,846	249,331
Evolution Petroleum Corp.	7,329	49,471
Exxon Mobil Corp.	76,775	6,203,420
Gulfport Energy Corp. (2)	1,900	15,238
Hallador Energy Co.	5,664	29,793
HollyFrontier Corp.	7,585	373,713
Independence Contract Drilling, Inc. (2)	1,948	5,396
Keane Group, Inc. (2)	9,014	98,162
Kinder Morgan, Inc./DE	56,876	1,138,089
Mammoth Energy Services, Inc.	5,743	95,621
Marathon Oil Corp.	55,229	922,877
Marathon Petroleum Corp.	60,402	3,615,060
Matrix Service Co. (2)	6,626	129,737
Midstates Petroleum Co., Inc. (2)	4,293	41,943
Newpark Resources, Inc. (2)	318	2,913
Occidental Petroleum Corp.	60,960	4,035,552
ONEOK, Inc.	25,098	1,752,844
Overseas Shipholding Group, Inc. (2)	2,573	5,892
Par Pacific Holdings, Inc. (2)	7,764	138,277
Patterson-UTI Energy, Inc.	1,861	26,091
PBF Energy, Inc.	7,042	219,288
Peabody Energy Corp.	7,011	198,622
Phillips 66	40,625	3,866,281
Profire Energy, Inc. (2)	100	179
ProPetro Holding Corp. (2)	8,293	186,924
Renewable Energy Group, Inc. (2)	638	14,010
RigNet, Inc. (2)	374	3,654
SEACOR Holdings, Inc. (2)	958	40,504
SilverBow Resources, Inc. (2)	558	12,834
Southwestern Energy Co. (2)	6,554	30,738
Talos Energy, Inc. (2)	3,834	101,831
Valero Energy Corp.	24,970	2,118,205
W&T Offshore, Inc. (2)	13,920	96,048
World Fuel Services Corp.	4,092	118,218

		36,171,382

Financials - 5.5%
Ally Financial, Inc.	32,520	893,975
Arbor Realty Trust, Inc.	11,173	144,914
Ares Commercial Real Estate Corp.	11,765	178,710
Atlantic Capital Bancshares, Inc. (2)	348	6,205
Bancorp, Inc./The (2)	12,107	97,825

Bank of America Corp.	173,935	4,798,867
Bank of NT Butterfield & Son, Ltd./The	9,313	334,150
Banner Corp.	1,599	86,618
BB&T Corp.	77,295	3,596,536
Berkshire Hathaway, Inc. - Class B (2)	40,298	8,095,465
Blue Hills Bancorp, Inc.	741	17,710
BSB Bancorp, Inc./MA (2)	541	17,766
Cannae Holdings, Inc. (2)	6,336	153,711
Central Valley Community Bancorp	72	1,408
CIT Group, Inc.	12,917	619,628
Citigroup, Inc.	45,256	2,815,828
Cowen, Inc. (2)	7,916	114,703
Credit Acceptance Corp. (2)	247	111,627
Discover Financial Services	26,484	1,884,601
eHealth, Inc. (2)	512	31,918
Essent Group, Ltd. (2)	5,908	256,703
Exantas Capital Corp.	2,538	26,979
Fidelity Southern Corp.	7,361	201,618
Fifth Third Bancorp	104,570	2,637,255
First BanCorp/Puerto Rico	10,443	119,677
First Community Corp./SC	222	4,234
FirstCash, Inc.	1,108	95,842
Genworth Financial, Inc. (2)	7,703	29,502
HCI Group, Inc.	325	13,887
Health Insurance Innovations, Inc. - Class A (2)	1,369	36,717
Hilltop Holdings, Inc.	3,672	67,014
IBERIABANK Corp.	1,155	82,825
Independence Holding Co.	305	10,751
JPMorgan Chase & Co.	27,136	2,746,977
KeyCorp	59,453	936,385
Ladder Capital Corp.	21,195	360,739
LPL Financial Holdings, Inc.	5,213	363,085
Marlin Business Services Corp.	595	12,793
Medley Management, Inc.	1,292	4,432
Mercantile Bank Corp.	76	2,487
Mercury General Corp.	125	6,259
MGIC Investment Corp. (2)	7,588	100,086
Mr Cooper Group, Inc. (2)	11,872	113,852
National General Holdings Corp.	3,571	84,740
Navient Corp.	10,453	120,941
Nicolet Bankshares, Inc. (2)	246	14,662
NMI Holdings, Inc. - Class A (2)	1,389	35,933
Northeast Bancorp	173	3,578
Northrim BanCorp, Inc.	2,109	72,592
OFG Bancorp	2,662	52,681
Old Republic International Corp.	3,322	69,496
Old Second Bancorp, Inc.	540	6,799
OneMain Holdings, Inc.	3,641	115,602
Oppenheimer Holdings, Inc.	8,722	226,946
Parke Bancorp, Inc.	303	6,330
PennyMac Financial Services, Inc.	9,405	209,167
PennyMac Mortgage Investment Trust	783	16,216
Piper Jaffray Cos.	1,669	121,553
Popular, Inc.	14,824	772,775
Pzena Investment Management, Inc.	8,733	70,650
Radian Group, Inc.	21,644	448,897
Ready Capital Corp.	405	5,941
Safety Insurance Group, Inc.	1,416	123,390
Santander Consumer USA Holdings, Inc.	20,811	439,736
Silvercrest Asset Management Group, Inc.	157	2,237
Southern National Bancorp of Virginia, Inc.	686	10,050
Stewart Information Services Corp.	10,342	441,500
SunTrust Banks, Inc.	346	20,501
TCF Financial Corp.	53,874	1,114,653
TD Ameritrade Holding Corp.	9,333	466,557
TriCo Bancshares	1,261	49,545
Universal Insurance Holdings, Inc.	3,527	109,337
Walker & Dunlop, Inc.	3,705	188,622

		37,653,891

Healthcare - 12.6%
Abbott Laboratories	18,508	1,479,530
AbbVie, Inc.	20,962	1,689,328
Aeglea BioTherapeutics, Inc. (2)	2,964	23,860
Agilent Technologies, Inc.	8,260	663,939
Aldeyra Therapeutics, Inc. (2)	4,205	37,971
Alexion Pharmaceuticals, Inc. (2)	18,358	2,481,634
Alkermes PLC (2)	697	25,434
Allergan PLC	14,915	2,183,705
Allscripts Healthcare Solutions, Inc. (2)	12,419	118,477
AMAG Pharmaceuticals, Inc. (2)	164	2,112
Amedisys, Inc. (2)	445	54,851
AmerisourceBergen Corp.	5,928	471,395
Amgen, Inc.	19,132	3,634,697
Amneal Pharmaceuticals, Inc. (2)	2,998	42,482
Amphastar Pharmaceuticals, Inc. (2)	8,005	163,542
Anika Therapeutics, Inc. (2)	43	1,300
Aquestive Therapeutics, Inc. (2)	489	3,379
Arena Pharmaceuticals, Inc. (2)	1,341	60,117
ArQule, Inc. (2)	7,455	35,709
Array BioPharma, Inc. (2)	13,939	339,833
Arrowhead Pharmaceuticals, Inc. (2)	2,200	40,370
Assertio Therapeutics, Inc. (2)	2,026	10,272
Avid Bioservices, Inc. (2)	8,516	36,193
Baxter International, Inc.	16,429	1,335,842
Biogen, Inc. (2)	10,661	2,520,047
BioSpecifics Technologies Corp. (2)	1,067	66,506
Bio-Techne Corp.	755	149,905
BioTelemetry, Inc. (2)	1,008	63,121
Bristol-Myers Squibb Co.	42,243	2,015,414
Bruker Corp.	12,430	477,809
Cardinal Health, Inc.	25,191	1,212,947
CareDx, Inc. (2)	2,801	88,288
Catalent, Inc. (2)	10,218	414,749
Celcuity, Inc. (2)	720	15,775
Celgene Corp. (2)	24,069	2,270,669
Cellular Biomedicine Group, Inc. (2)	1,775	30,708
Cerner Corp. (2)	29,537	1,689,812
Chemed Corp.	1,494	478,185
ChemoCentryx, Inc. (2)	3,230	44,865
Collegium Pharmaceutical, Inc. (2)	882	13,353
Computer Programs & Systems, Inc.	682	20,249
CONMED Corp.	1,757	146,147
Corium International Contingent Value Rights (2)(8)	409	0
Danaher Corp.	2,147	283,447
DexCom, Inc. (2)	289	34,420
Durect Corp. (2)	379	237
Edwards Lifesciences Corp. (2)	339	64,861
Eli Lilly & Co.	24,561	3,187,035
Emergent BioSolutions, Inc. (2)	3,427	173,132
Enanta Pharmaceuticals, Inc. (2)	611	58,363
Endo International PLC (2)	11,586	93,036
Ensign Group, Inc./The	610	31,226
Evolus, Inc. (2)	809	18,259
Exact Sciences Corp. (2)	3,659	316,943
Exelixis, Inc. (2)	11,841	281,816
Fate Therapeutics, Inc. (2)	1,239	21,769
Fennec Pharmaceuticals, Inc. (2)	4,773	23,149
FibroGen, Inc. (2)	2,251	122,342
FONAR Corp. (2)	1,971	40,346
Genomic Health, Inc. (2)	1,540	107,877
Gilead Sciences, Inc.	37,217	2,419,477
Glaukos Corp. (2)	252	19,749
Harvard Bioscience, Inc. (2)	230	991
HCA Healthcare, Inc.	23,658	3,084,530
HealthStream, Inc. (2)	74	2,076
Hill-Rom Holdings, Inc.	8,178	865,723
HMS Holdings Corp. (2)	7	207
Horizon Pharma Plc (2)	8,584	226,875

IDEXX Laboratories, Inc. (2)	4,657	1,041,305
Immune Design Corp. (2)	517	3,024
Incyte Corp. (2)	11,599	997,630
Innoviva, Inc. (2)	5,467	76,702
Integer Holdings Corp. (2)	2,181	164,491
Intersect ENT, Inc. (2)	2,937	94,425
Invitae Corp. (2)	6,523	152,769
Ionis Pharmaceuticals, Inc. (2)	1,026	83,280
Jazz Pharmaceuticals PLC (2)	1,306	186,693
Johnson & Johnson	46,010	6,431,738
Kindred Biosciences, Inc. (2)	5,581	51,178
Lantheus Holdings, Inc. (2)	2,020	49,450
LHC Group, Inc. (2)	200	22,172
LivaNova PLC (2)	723	70,312
Luminex Corp.	2,421	55,707
Masimo Corp. (2)	3,214	444,432
Medtronic PLC	54,250	4,941,090
Merck & Co., Inc.	73,181	6,086,464
Meridian Bioscience, Inc.	361	6,357
Mirati Therapeutics, Inc. (2)	1,079	79,091
Molina Healthcare, Inc. (2)	940	133,442
Mylan NV (2)	35,923	1,018,058
Natera, Inc. (2)	1,722	35,508
NextGen Healthcare, Inc. (2)	529	8,903
Omnicell, Inc. (2)	476	38,480
OPKO Health, Inc. (2)	3,704	9,667
Orthofix Medical, Inc. (2)	1,976	111,466
Pacira BioSciences, Inc. (2)	3,000	114,180
Palatin Technologies, Inc. (2)	3,590	3,519
PDL BioPharma, Inc. (2)	15,172	56,440
Perrigo Co. PLC	10,847	522,392
Pfenex, Inc. (2)	496	3,065
Pfizer, Inc.	139,734	5,934,503
Phibro Animal Health Corp.	4,904	161,832
Premier, Inc. - Class A (2)	6,639	228,979
Ra Pharmaceuticals, Inc. (2)	2,542	56,941
Reata Pharmaceuticals, Inc. (2)	428	36,581
Recro Pharma, Inc. (2)	1,970	11,544
Regeneron Pharmaceuticals, Inc. (2)	6,596	2,708,450
REGENXBIO, Inc. (2)	1,120	64,187
Repligen Corp. (2)	3,077	181,789
ResMed, Inc.	7,481	777,800
RTI Surgical Holdings, Inc. (2)	2,175	13,072
Sarepta Therapeutics, Inc. (2)	2,522	300,597
SeaSpine Holdings Corp. (2)	1,048	15,804
Seattle Genetics, Inc. (2)	1,857	136,007
SIGA Technologies, Inc. (2)	8,401	50,490
Simulations Plus, Inc.	491	10,365
Spark Therapeutics, Inc. (2)	484	55,118
Spring Bank Pharmaceuticals, Inc. (2)	1,205	12,640
STERIS PLC	3,384	433,254
Stryker Corp.	5,121	1,011,500
Supernus Pharmaceuticals, Inc. (2)	271	9,496
Surface Oncology, Inc. (2)	2,347	11,195
Tactile Systems Technology, Inc. (2)	110	5,799
Tandem Diabetes Care, Inc. (2)	2,091	132,779
Thermo Fisher Scientific, Inc.	1,006	275,362
Tocagen, Inc. (2)	2,717	29,534
United Therapeutics Corp. (2)	2,624	307,979
UnitedHealth Group, Inc.	11,583	2,864,013
Vanda Pharmaceuticals, Inc. (2)	4,225	77,740
Varex Imaging Corp. (2)	2,695	91,307
Varian Medical Systems, Inc. (2)	4,420	626,402
Veeva Systems, Inc. (2)	3,034	384,893
Veracyte, Inc. (2)	3,247	81,240
Vericel Corp. (2)	3,593	62,913
Vertex Pharmaceuticals, Inc. (2)	21,062	3,874,355
Vital Therapies, Inc. (2)	2,686	529
Waters Corp. (2)	935	235,349
West Pharmaceutical Services, Inc.	711	78,352

X4 Pharmaceuticals, Inc. (2)	103	1,793
Zimmer Biomet Holdings, Inc.	3,037	387,825
Zoetis, Inc.	21,225	2,136,721

		85,102,866

Industrials - 5.7%
ACCO Brands Corp.	11,162	95,547
AGCO Corp.	3,146	218,804
Allison Transmission Holdings, Inc.	17,428	782,866
Ameresco, Inc. - Class A (2)	2,051	33,185
Armstrong World Industries, Inc.	4,338	344,524
Atkore International Group, Inc. (2)	3,611	77,745
AZZ, Inc.	1,148	46,988
Boeing Co./The	3,946	1,505,083
Casella Waste Systems, Inc. (2)	620	22,047
Comfort Systems USA, Inc.	4,787	250,791
Commercial Vehicle Group, Inc. (2)	1,915	14,688
Copart, Inc. (2)	10,890	659,825
CSW Industrials, Inc.	311	17,817
CSX Corp.	56,046	4,193,362
Cummins, Inc.	18,247	2,880,654
Ducommun, Inc. (2)	1,057	46,001
Eagle Bulk Shipping, Inc. (2)	482	2,241
EMCOR Group, Inc.	1,826	133,444
Federal Signal Corp.	280	7,277
Franklin Electric Co., Inc.	735	37,551
Global Brass & Copper Holdings, Inc.	4,690	161,524
Graco, Inc.	8,684	430,032
GrafTech International, Ltd.	2,569	32,858
Great Lakes Dredge & Dock Corp. (2)	3,306	29,456
HD Supply Holdings, Inc. (2)	113	4,899
Heidrick & Struggles International, Inc.	955	36,605
Heritage-Crystal Clean, Inc. (2)	2,284	62,696
Herman Miller, Inc.	2,048	72,049
Hillenbrand, Inc.	4,156	172,599
HNI Corp.	3,779	137,140
Huntington Ingalls Industries, Inc.	530	109,816
Hurco Cos., Inc.	1,119	45,129
ICF International, Inc.	865	65,809
Illinois Tool Works, Inc.	3,480	499,484
Ingersoll-Rand PLC	14,368	1,551,026
Insperity, Inc.	1,237	152,967
Kansas City Southern	1,839	213,287
KBR, Inc.	2,257	43,086
Kelly Services, Inc. - Class A	1,855	40,921
Kennametal, Inc.	1,469	53,986
Kforce, Inc.	944	33,153
Kimball International, Inc. - Class B	7,079	100,097
Landstar System, Inc.	6,762	739,695
Lincoln Electric Holdings, Inc.	3,400	285,158
LSC Communications, Inc.	10,847	70,831
ManpowerGroup, Inc.	5,198	429,823
Masonite International Corp. (2)	3,492	174,216
Matson, Inc.	5,826	210,260
Miller Industries, Inc./TN	2,535	78,205
MSC Industrial Direct Co., Inc.	7,324	605,768
Mueller Industries, Inc.	3,740	117,212
NCI Building Systems, Inc. (2)	4,765	29,352
Norfolk Southern Corp.	21,721	4,059,438
Old Dominion Freight Line, Inc.	7,832	1,130,862
Oshkosh Corp.	7,868	591,123
PACCAR, Inc.	16,710	1,138,619
Park-Ohio Holdings Corp.	711	23,022
Quad/Graphics, Inc.	3,805	45,280
Quanex Building Products Corp.	642	10,201
Quanta Services, Inc.	3,492	131,788
Radiant Logistics, Inc. (2)	3,163	19,927
RR Donnelley & Sons Co.	13,289	62,724
Rush Enterprises, Inc.	961	40,179

Southwest Airlines Co.	49,317	2,560,045
Steelcase, Inc. - Class A	6,182	89,948
Sterling Construction Co., Inc. (2)	1,511	18,918
Timken Co./The	12,163	530,550
Toro Co./The	10,590	729,016
TriMas Corp. (2)	3,101	93,743
Triton International, Ltd./Bermuda	6,583	204,731
TrueBlue, Inc. (2)	2,054	48,557
Union Pacific Corp.	31,042	5,190,222
US Xpress Enterprises, Inc. (2)	3,397	22,454
Vectrus, Inc. (2)	2,004	53,286
Veritiv Corp. (2)	934	24,583
Waste Management, Inc.	38,283	3,977,987
YRC Worldwide, Inc. (2)	1,927	12,892

		38,969,674

Information Technology - 14.8%
Accenture PLC	5,810	1,022,676
ACI Worldwide, Inc. (2)	7,295	239,787
Adobe, Inc. (2)	11,013	2,934,854
Advanced Micro Devices, Inc. (2)	1,576	40,220
Amkor Technology, Inc. (2)	13,541	115,640
Anixter International, Inc. (2)	366	20,536
Apple, Inc.	72,483	13,768,146
ARRIS International PLC (2)	987	31,199
Arrow Electronics, Inc. (2)	3,078	237,191
Avaya Holdings Corp. (2)	10,332	173,888
Avnet, Inc.	16,037	695,525
AVX Corp.	2,162	37,489
Benchmark Electronics, Inc.	11,285	296,231
Benefitfocus, Inc. (2)	342	16,936
Booz Allen Hamilton Holding Corp.	11,491	668,087
Broadcom, Inc.	10,871	3,269,018
Cadence Design Systems, Inc. (2)	8,759	556,284
CDK Global, Inc.	5,063	297,806
CDW Corp./DE	1,590	153,228
Ciena Corp. (2)	16,380	611,629
Cisco Systems, Inc.	131,686	7,109,727
Citrix Systems, Inc.	13,796	1,374,909
CommVault Systems, Inc. (2)	948	61,374
Comtech Telecommunications Corp.	4,589	106,557
Dell Technologies, Inc. - Class C (2)	1,815	106,522
Digi International, Inc. (2)	3,174	40,215
Diodes, Inc. (2)	4,231	146,816
Dolby Laboratories, Inc.	7,716	485,877
Euronet Worldwide, Inc. (2)	3,203	456,716
EVERTEC, Inc.	4,365	121,391
F5 Networks, Inc. (2)	4,331	679,664
Fabrinet (2)	3,686	192,999
FLIR Systems, Inc.	1,456	69,276
Hackett Group, Inc./The	395	6,241
Hewlett Packard Enterprise Co.	101,911	1,572,487
HP, Inc.	175,629	3,412,471
Immersion Corp. (2)	1,297	10,934
Insight Enterprises, Inc. (2)	4,240	233,454
Integrated Device Technology, Inc. (2)	1,312	64,275
Intel Corp.	89,796	4,822,045
International Business Machines Corp.	336	47,410
Intuit, Inc.	16,468	4,304,900
j2 Global, Inc.	3,366	291,496
Jabil, Inc.	9,214	245,000
Juniper Networks, Inc.	52,087	1,378,743
Keysight Technologies, Inc. (2)	5,126	446,987
KLA-Tencor Corp.	10,053	1,200,429
Lam Research Corp.	13,512	2,418,783
Lattice Semiconductor Corp. (2)	2,491	29,718
Leidos Holdings, Inc.	6,484	415,560
LivePerson, Inc. (2)	123	3,569
LiveRamp Holdings, Inc. (2)	1,061	57,899

LogMeIn, Inc.	6,099	488,530
Majesco (2)	115	811
Majesco Contingent Value Rights (2)(8)	115	0
Mastercard, Inc.	22,207	5,228,638
MAXIMUS, Inc.	2,302	163,396
Micron Technology, Inc. (2)	100,625	4,158,831
Microsoft Corp.	125,146	14,759,719
MicroStrategy, Inc. (2)	958	138,192
Mitek Systems, Inc. (2)	1,573	19,254
Monotype Imaging Holdings, Inc.	5,206	103,547
Motorola Solutions, Inc.	7,195	1,010,322
Napco Security Technologies, Inc. (2)	1,310	27,169
NIC, Inc.	4,473	76,444
NVE Corp.	38	3,720
Oracle Corp.	77,218	4,147,379
Paychex, Inc.	570	45,714
PC Connection, Inc.	1,832	67,179
Photronics, Inc. (2)	10,538	99,584
Presidio, Inc.	10,225	151,330
Progress Software Corp.	10,118	448,936
Sanmina Corp. (2)	3,060	88,281
Semtech Corp. (2)	3,338	169,938
SMART Global Holdings, Inc. (2)	2,638	50,650
SolarWinds Corp. (2)	1,039	20,281
SPS Commerce, Inc. (2)	326	34,576
Sykes Enterprises, Inc. (2)	368	10,407
Symantec Corp.	30,139	692,896
Synopsys, Inc. (2)	15,794	1,818,679
Tech Data Corp. (2)	3,737	382,706
Teradyne, Inc.	8,372	333,540
Texas Instruments, Inc.	44,450	4,714,812
Trade Desk, Inc./The (2)	873	172,810
Unisys Corp. (2)	4,806	56,086
Verint Systems, Inc. (2)	2,723	162,999
Viavi Solutions, Inc. (2)	417	5,162
Vishay Intertechnology, Inc.	313	5,781
Xerox Corp.	16,620	531,508
Xilinx, Inc.	24,157	3,062,866
Xperi Corp.	2,888	67,579
Zix Corp. (2)	3,386	23,296

		100,644,362

Materials - 1.2%
Avery Dennison Corp.	702	79,326
Berry Global Group, Inc. (2)	126	6,788
Cleveland-Cliffs, Inc.	2,543	25,405
Domtar Corp.	1,339	66,481
Eagle Materials, Inc.	3,504	295,387
FutureFuel Corp.	5,712	76,541
Ingevity Corp. (2)	928	98,006
International Paper Co.	21,509	995,221
LyondellBasell Industries NV	41,102	3,455,856
Mosaic Co./The	14,792	403,970
Nucor Corp.	24,608	1,435,877
Olin Corp.	453	10,482
Reliance Steel & Aluminum Co.	4,862	438,844
Schnitzer Steel Industries, Inc.	698	16,752
Steel Dynamics, Inc.	8,776	309,530
Stepan Co.	647	56,625
Tredegar Corp.	945	15,252
Trinseo SA	4,962	224,779
Valvoline, Inc.	510	9,466
Verso Corp. (2)	857	18,357

		8,038,945

Real Estate Investment Trust - 2.6%
American Assets Trust, Inc.	7,490	343,491
American Campus Communities, Inc.	850	40,443

American Tower Corp.		6,429	1,266,899
Apple Hospitality REIT, Inc.		5	82
Camden Property Trust		1,795	182,193
CatchMark Timber Trust, Inc.		14,083	138,295
CoreCivic, Inc.		8,263	160,715
Essex Property Trust, Inc.		12,210	3,531,620
Front Yard Residential Corp.		1,653	15,323
Gaming and Leisure Properties, Inc.		6,322	243,840
Hospitality Properties Trust		15,507	407,989
Host Hotels & Resorts, Inc.		44,738	845,548
Kilroy Realty Corp.		2,774	210,713
Lamar Advertising Co.		9,492	752,336
Liberty Property Trust		1	48
New Senior Investment Group, Inc.		1,414	7,706
Pennsylvania Real Estate Investment Trust		6,096	38,344
Piedmont Office Realty Trust, Inc.		27,566	574,751
PS Business Parks, Inc.		3,568	559,569
Rayonier, Inc.		8,372	263,885
Redfin Corp. (2)		1,063	21,547
Retail Properties of America, Inc.		15,953	194,467
Retail Value, Inc.		3,379	105,323
SBA Communications Corp. (2)		1,876	374,562
Simon Property Group, Inc.		21,219	3,866,314
Tanger Factory Outlet Centers, Inc.		11,355	238,228
UDR, Inc.		68,355	3,107,418
Urstadt Biddle Properties, Inc.		2,420	49,949

			17,541,598

Utilities - 2.4%
AES Corp./VA		68,222	1,233,454
ALLETE, Inc.		950	78,119
Ameren Corp.		15,081	1,109,208
Black Hills Corp.		7,702	570,487
Eversource Energy		628	44,557
Exelon Corp.		79,619	3,991,300
National Fuel Gas Co.		4,612	281,148
NextEra Energy, Inc.		19,281	3,727,403
NorthWestern Corp.		1,277	89,914
NRG Energy, Inc.		14,105	599,180
OGE Energy Corp.		14,512	625,757
ONE Gas, Inc.		346	30,804
Portland General Electric Co.		12,370	641,261
Southwest Gas Holdings, Inc.		297	24,431
UGI Corp.		55,050	3,050,863

			16,097,886

Total Common Stocks	(Cost	$393,556,964)	439,670,528

Money Market Registered Investment Companies - 34.0%

Morgan Stanley Government Institutional Fund, 2.33% (4)		7,774	7,774
Meeder Institutional Prime Money Market Fund, 2.52% (5)		230,765,114	230,788,190

Total Money Market Registered Investment Companies	(Cost	$230,755,749)	230,795,964

Bank Obligations - 0.1%

First Merchants Bank Deposit Account, 2.25%, 4/1/2019 (6)		248,877	248,877
Metro City Bank Deposit Account, 2.35%, 4/1/2019 (6)		248,935	248,935
Pacific Mercantile Bank Deposit Account, 2.37%, 4/1/2019 (6)		248,947	248,947
Seacoast Community Bank Deposit Account, 2.00%, 4/1/2019 (6)		248,931	248,931

Total Bank Obligations	(Cost	$995,690)	995,690

Total Investments - 98.9%	(Cost	$625,308,403)	671,462,182

Other Assets less Liabilities - 1.1%			7,300,517

Total Net Assets - 100.0%			678,762,699

Trustee Deferred Compensation (7)

Meeder Balanced Fund		3,619	41,474
Meeder Dynamic Allocation Fund		9,065	98,990
Meeder Muirfield Fund		4,805	35,605
Meeder Conservative Allocation Fund		1,058	23,202

Total Trustee Deferred Compensation	(Cost	$188,230)	199,271

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	388	6/21/2019	36,208,160	295,655
Mini MSCI Emerging Markets Index Futures	170	6/21/2019	8,987,900	21,941
Russell 2000 Mini Index Futures	(20)	6/21/2019	(1,543,800)	(12,746)
Standard & Poors 500 Mini Futures	(80)	6/21/2019	(11,351,200)	(120,629)
E-mini Standard & Poors MidCap 400 Futures	(14)	6/21/2019	(2,661,400)	(33,878)

Total Futures Contracts	444		29,639,660	150,343

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$670,466,492	$150,343
Level 2 - Other Significant Observable Inputs	995,690	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$671,462,182	$150,343

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2019.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2019.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

March 31, 2019 (unaudited)

Spectrum Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - Long - 90.8%

Communication Services - 6.0%
Alphabet, Inc. - Class A (2)(5)	517	608,452
Alphabet, Inc. - Class C (2)(5)	1,748	2,050,946
AMC Entertainment Holdings, Inc.	3,015	44,773
AMC Networks, Inc. (2)	788	44,727
AT&T, Inc. (5)	25,256	792,028
ATN International, Inc.	186	10,489
AutoWeb, Inc. (2)	1,945	7,352
Beasley Broadcast Group, Inc.	308	1,226
Cable One, Inc.	215	210,997
Cincinnati Bell, Inc. (2)	1,775	16,934
Cinemark Holdings, Inc.	3,971	158,800
Clear Channel Outdoor Holdings, Inc. - Class A (2)	7,034	37,632
Comcast Corp. - Class A (5)	21,060	841,979
Consolidated Communications Holdings, Inc.	272	2,968
Discovery, Inc. (2)	5,234	133,048
Entravision Communications Corp.	2,777	8,997
EW Scripps Co./The	1,902	39,942
Facebook, Inc. (2)(5)	9,374	1,562,552
Fox Corp. - Class A (2)	993	36,453
Frontier Communications Corp. (2)	6,160	12,258
Gannett Co., Inc.	2,490	26,245
Global Eagle Entertainment, Inc. (2)	2,676	1,898
Gray Television, Inc. (2)	2,245	47,953
Hemisphere Media Group, Inc. (2)	506	7,135
IAC/InterActiveCorp (2)	527	110,728
IDT Corp. - Class B	635	4,216
IMAX Corp. (2)	55	1,247
Intelsat SA (2)	392	6,139
Interpublic Group of Cos., Inc./The	4,610	96,856
Liberty Latin America, Ltd. - Class A (2)	566	10,946
Liberty Latin America, Ltd. - Class B (2)	2,111	41,059
Liberty Media Corp-Liberty SiriusXM (2)	6,005	229,631
Liberty TripAdvisor Holdings, Inc. (2)	3,644	51,708
Lions Gate Entertainment Corp. - Class B	368	5,557
Marcus Corp./The	1,441	57,712
MDC Partners, Inc. (2)	2,768	6,228
Meet Group, Inc./The (2)	226	1,137
MSG Networks, Inc. (2)	2,125	46,219
National CineMedia, Inc.	738	5,203
New York Times Co./The	1,574	51,706
Nexstar Media Group, Inc.	1,381	149,659
NII Holdings, Inc. (2)	595	1,166
pdvWireless, Inc. (2)	35	1,231
QuinStreet, Inc. (2)	979	13,109
Rosetta Stone, Inc. (2)	262	5,725
Scholastic Corp.	1,604	63,775
Shenandoah Telecommunications Co.	277	12,288
Spok Holdings, Inc.	2,286	31,135
TEGNA, Inc.	2,138	30,146
Telephone & Data Systems, Inc.	967	29,716
T-Mobile US, Inc. (2)	14,226	983,017
Tribune Media Co.	230	10,612
Tribune Publishing Co. (2)	1,280	15,091
Urban One, Inc. (2)	760	1,520
Verizon Communications, Inc. (5)	28,205	1,667,762
Viacom, Inc.	9,162	257,177
Vonage Holdings Corp. (2)	5,139	51,596
Walt Disney Co./The (5)	11,464	1,272,848
WideOpenWest, Inc. (2)	3,251	29,584
Yelp, Inc. (2)	369	12,731

		12,071,964

Consumer Discretionary - 8.4%
Aaron's, Inc.	604	31,770
Abercrombie & Fitch Co.	271	7,428
Amazon.com, Inc. (2)(5)	1,684	2,998,783
American Axle & Manufacturing Holdings, Inc. (2)	1,322	18,918
American Eagle Outfitters, Inc.	1,157	25,651
American Outdoor Brands Corp. (2)	442	4,128
American Public Education, Inc. (2)	1,367	41,174

America's Car-Mart, Inc./TX (2)	64	5,846
Ascena Retail Group, Inc. (2)	1,612	1,741
AutoZone, Inc. (2)	130	133,136
Barnes & Noble Education, Inc. (2)	2,098	8,812
Bassett Furniture Industries, Inc.	943	15,475
BBX Capital Corp.	5,201	30,790
Beazer Homes USA, Inc. (2)	1,734	19,958
Bed Bath & Beyond, Inc.	1,697	28,832
Best Buy Co., Inc.	3,393	241,107
Big Lots, Inc.	115	4,372
Biglari Holdings, Inc. - Class B (2)	47	6,644
Bloomin' Brands, Inc.	2,264	46,299
Booking Holdings, Inc. (2)(5)	443	772,995
Brinker International, Inc.	442	19,616
Brunswick Corp./DE	383	19,276
Burlington Stores, Inc. (2)	711	111,399
Callaway Golf Co.	2,134	33,995
Capri Holdings, Ltd. (2)	5,322	243,482
Career Education Corp. (2)	805	13,299
Carrols Restaurant Group, Inc. (2)	205	2,044
Carter's, Inc.	269	27,113
Chico's FAS, Inc.	1,973	8,425
Chipotle Mexican Grill, Inc. (2)	113	80,265
Churchill Downs, Inc.	970	87,552
Citi Trends, Inc.	496	9,578
Clarus Corp.	2,314	29,642
Cooper-Standard Holdings, Inc. (2)	582	27,331
Core-Mark Holding Co., Inc.	85	3,156
Cracker Barrel Old Country Store, Inc.	50	8,081
Crocs, Inc. (2)	865	22,274
Culp, Inc.	317	6,096
Darden Restaurants, Inc.	508	61,707
Dave & Buster's Entertainment, Inc.	251	12,517
Deckers Outdoor Corp. (2)	542	79,669
Denny's Corp. (2)	568	10,423
Designer Brands, Inc. (2)	462	10,266
Destination XL Group, Inc. (2)	1,017	2,492
Dick's Sporting Goods, Inc.	844	31,068
Dine Brands Global, Inc.	264	24,101
Dollar General Corp.	4,610	549,973
Domino's Pizza, Inc.	470	121,307
DR Horton, Inc.	1,600	66,208
Dunkin' Brands Group, Inc.	856	64,286
eBay, Inc.	6,728	249,878
El Pollo Loco Holdings, Inc. (2)	199	2,589
Ethan Allen Interiors, Inc.	713	13,640
Etsy, Inc. (2)	618	41,542
Express, Inc. (2)	4,556	19,500
Extended Stay America, Inc.	6,972	125,147
Five Below, Inc. (2)	383	47,588
Flexsteel Industries, Inc.	128	2,968
Foot Locker, Inc.	1,286	77,932
Ford Motor Co.	76,489	671,573
Fox Factory Holding Corp. (2)	339	23,693
GameStop Corp.	621	6,309
General Motors Co.	26,266	974,469
Genesco, Inc. (2)	467	21,272
Gentex Corp.	6,925	143,209
Gentherm, Inc. (2)	389	14,339
GNC Holdings, Inc. (2)	2,169	5,921
Goodyear Tire & Rubber Co./The	820	14,883
Graham Holdings Co.	143	97,695
Groupon, Inc. (2)	374	1,328
Guess?, Inc.	335	6,566
H&R Block, Inc.	5,289	126,619
Hamilton Beach Brands Holding Co. - Class A	78	1,674
Helen of Troy, Ltd. (2)	70	8,117
Home Depot, Inc./The (5)	4,284	822,057
Hooker Furniture Corp.	251	7,236
Houghton Mifflin Harcourt Co. (2)	1,042	7,575
Hudson, Ltd. (2)	316	4,345
Inspired Entertainment, Inc. (2)	1,010	6,732
International Speedway Corp.	300	13,089
J Alexander's Holdings, Inc. (2)	1,916	18,815
J. Jill, Inc.	350	1,922
Jack in the Box, Inc.	678	54,959
JAKKS Pacific, Inc. (2)	4,642	4,688
Johnson Outdoors, Inc.	19	1,356
K12, Inc. (2)	389	13,277
Kohl's Corp.	721	49,583
L Brands, Inc.	804	22,174
Las Vegas Sands Corp.	1,466	89,367

Lear Corp.	2,811	381,481
Lennar Corp.	1,297	63,670
Liberty Expedia Holdings, Inc. (2)	4,597	196,752
Luby's, Inc. (2)	5,543	7,982
Lululemon Athletica, Inc. (2)	803	131,588
M/I Homes, Inc. (2)	353	9,397
Macy's, Inc.	658	15,812
Malibu Boats, Inc. (2)	634	25,094
Marine Products Corp.	571	7,691
MasterCraft Boat Holdings, Inc. (2)	796	17,966
McDonald's Corp.	2,166	411,323
MDC Holdings, Inc.	231	6,713
Meritage Homes Corp. (2)	707	31,610
MGM Resorts International	7,171	184,008
Michaels Cos., Inc./The (2)	2,492	28,459
Modine Manufacturing Co. (2)	100	1,387
Nathan's Famous, Inc.	17	1,163
Nautilus, Inc. (2)	3,813	21,200
Newell Brands, Inc.	1,469	22,534
NIKE, Inc. - Class B	893	75,200
Norwegian Cruise Line Holdings, Ltd. (2)	3,228	177,411
NVR, Inc. (2)	89	246,263
Office Depot, Inc.	9,222	33,476
Penn National Gaming, Inc. (2)	918	18,452
Planet Fitness, Inc. (2)	1,076	73,943
PulteGroup, Inc.	3,177	88,829
Qurate Retail, Inc. (2)	4,839	77,327
Ralph Lauren Corp.	72	9,337
RCI Hospitality Holdings, Inc.	525	12,059
Regis Corp. (2)	1,815	35,701
Remark Holdings, Inc. (2)	888	1,643
Ross Stores, Inc.	6,988	650,583
Ruth's Hospitality Group, Inc.	310	7,933
Signet Jewelers, Ltd.	1,333	36,204
Skechers U.S.A., Inc. (2)	3,338	112,190
Speedway Motorsports, Inc.	784	11,344
Standard Motor Products, Inc.	323	15,859
Starbucks Corp.	3,857	286,729
Stoneridge, Inc. (2)	415	11,977
Sturm Ruger & Co., Inc.	337	17,868
Superior Industries International, Inc.	1,049	4,993
Tailored Brands, Inc.	802	6,288
Tapestry, Inc.	3,458	112,350
Target Corp.	8,848	710,140
Taylor Morrison Home Corp. (2)	5,221	92,673
Tenneco, Inc.	1,282	28,409
Texas Roadhouse, Inc.	1,040	64,678
Thor Industries, Inc.	305	19,023
TJX Cos., Inc./The (5)	20,730	1,103,043
Toll Brothers, Inc.	1,071	38,770
TopBuild Corp. (2)	212	13,742
Tower International, Inc.	733	15,415
Town Sports International Holdings, Inc. (2)	933	4,441
Tractor Supply Co.	98	9,580
Tupperware Brands Corp.	1,038	26,552
Ulta Beauty, Inc. (2)	273	95,203
Under Armour, Inc. - Class C (2)	7,895	148,979
Vera Bradley, Inc. (2)	883	11,700
Weight Watchers International, Inc. (2)	586	11,808
Wendy's Co./The	1,590	28,445
Weyco Group, Inc.	254	7,864
Whirlpool Corp.	395	52,492
Yum China Holdings, Inc.	3,326	149,371
Yum! Brands, Inc.	4,871	486,175
ZAGG, Inc. (2)	358	3,247
Zumiez, Inc. (2)	100	2,489

		16,860,154

Consumer Staples - 3.3%
Avon Products, Inc. (2)	7,179	21,106
Boston Beer Co., Inc./The (2)	59	17,389
Central Garden & Pet Co. (2)	785	18,251
Clorox Co./The	171	27,439
Coca-Cola Co./The	1,720	80,599
Coca-Cola Consolidated, Inc.	81	23,314
Costco Wholesale Corp.	443	107,268
Darling Ingredients, Inc. (2)	2,372	51,354
Flowers Foods, Inc.	7,542	160,795
Herbalife Nutrition, Ltd. (2)	1,559	82,611
Hershey Co./The	2,208	253,545
Ingredion, Inc.	950	89,956

JM Smucker Co./The	469	54,639
Kellogg Co.	7,276	417,497
Keurig Dr Pepper, Inc.	24,348	681,014
Kroger Co./The	9,191	226,099
Lamb Weston Holdings, Inc.	2,404	180,156
Lancaster Colony Corp.	395	61,893
McCormick & Co., Inc./MD	148	22,293
Molson Coors Brewing Co.	4,593	273,972
Mondelez International, Inc.	6,589	328,923
Natural Health Trends Corp.	674	8,735
Nature's Sunshine Products, Inc. (2)	247	2,295
Nu Skin Enterprises, Inc.	1,356	64,898
PepsiCo, Inc. (5)	9,045	1,108,465
Philip Morris International, Inc.	1,486	131,348
Post Holdings, Inc. (2)	1,156	126,466
Procter & Gamble Co./The	7,935	825,637
Pyxus International, Inc. (2)	115	2,747
Simply Good Foods Co./The (2)	1,602	32,985
Smart & Final Stores, Inc. (2)	296	1,462
SpartanNash Co.	598	9,490
TreeHouse Foods, Inc. (2)	1,616	104,313
Turning Point Brands, Inc.	156	7,190
Tyson Foods, Inc.	8,802	611,123
USANA Health Sciences, Inc. (2)	186	15,600
Walmart, Inc. (5)	4,032	393,241

		6,626,108

Energy - 4.4%
Adams Resources & Energy, Inc.	148	5,781
Anadarko Petroleum Corp.	7,936	360,929
Apache Corp.	2,959	102,559
Apergy Corp. (2)	392	16,096
Arch Coal, Inc. - Class A	209	19,075
Archrock, Inc.	4,426	43,286
Ardmore Shipping Corp. (2)	1,071	6,597
Baker Hughes a GE Co.	3,224	89,369
Basic Energy Services, Inc. (2)	929	3,530
Bristow Group, Inc. (2)	1,179	1,309
C&J Energy Services, Inc. (2)	4,747	73,673
Cabot Oil & Gas Corp.	2,528	65,981
Cactus, Inc. (2)	566	20,150
California Resources Corp. (2)	403	10,361
Cheniere Energy, Inc. (2)	1,153	78,819
Chesapeake Energy Corp. (2)	2,634	8,165
Chevron Corp. (5)	7,509	924,959
Cimarex Energy Co.	1,775	124,073
Clean Energy Fuels Corp. (2)	2,762	8,535
ConocoPhillips (5)	16,029	1,069,775
CONSOL Energy, Inc. (2)	42	1,437
Contango Oil & Gas Co. (2)	1,707	5,377
Continental Resources, Inc./OK (2)	1,235	55,291
Covia Holdings Corp. (2)	226	1,263
CVR Energy, Inc.	389	16,027
Dawson Geophysical Co. (2)	834	2,444
Delek US Holdings, Inc.	693	25,239
Denbury Resources, Inc. (2)	1,406	2,882
Devon Energy Corp.	823	25,974
DHT Holdings, Inc.	420	1,873
Diamondback Energy, Inc.	225	22,844
DMC Global, Inc.	34	1,688
Earthstone Energy, Inc. (2)	544	3,852
Encana Corp.	5,170	37,431
Energy Fuels, Inc./Canada (2)	432	1,439
EOG Resources, Inc. (5)	2,132	202,924
Evolution Petroleum Corp.	714	4,820
Exxon Mobil Corp. (5)	18,441	1,490,033
Frontline, Ltd./Bermuda (2)	227	1,466
FTS International, Inc. (2)	1,025	10,250
Goodrich Petroleum Corp. (2)	330	4,488
Gulfport Energy Corp. (2)	2,244	17,997
Hallador Energy Co.	1,020	5,365
Helix Energy Solutions Group, Inc. (2)	3,471	27,456
Helmerich & Payne, Inc.	2,508	139,344
Hess Corp.	2,256	135,879
HollyFrontier Corp.	608	29,956
Independence Contract Drilling, Inc. (2)	1,926	5,335
International Seaways, Inc. (2)	68	1,166
ION Geophysical Corp. (2)	388	5,603
Keane Group, Inc. (2)	3,500	38,115
Key Energy Services, Inc. (2)	556	2,257
KLX Energy Services Holdings, Inc. (2)	47	1,182

Laredo Petroleum, Inc. (2)	1,748	5,401
Liberty Oilfield Services, Inc.	678	10,434
Lilis Energy, Inc. (2)	969	1,134
Mammoth Energy Services, Inc.	382	6,360
Marathon Oil Corp.	11,468	191,630
Marathon Petroleum Corp.	9,861	590,181
Matrix Service Co. (2)	1,181	23,124
McDermott International, Inc. (2)	4	30
Midstates Petroleum Co., Inc. (2)	1,524	14,889
Murphy Oil Corp.	996	29,183
Natural Gas Services Group, Inc. (2)	155	2,683
Newpark Resources, Inc. (2)	1,282	11,743
Nine Energy Service, Inc. (2)	210	4,757
Noble Corp. plc (2)	1,302	3,737
Noble Energy, Inc.	650	16,075
Nordic American Tankers, Ltd.	1,523	3,076
Northern Oil and Gas, Inc. (2)	908	2,488
Nuverra Environmental Solutions, Inc. (2)	144	1,282
Occidental Petroleum Corp. (5)	9,532	631,018
Oceaneering International, Inc. (2)	121	1,908
Overseas Shipholding Group, Inc. (2)	1,354	3,101
Par Pacific Holdings, Inc. (2)	1,041	18,540
Parsley Energy, Inc. (2)	844	16,289
Patterson-UTI Energy, Inc.	8,470	118,749
PBF Energy, Inc.	893	27,808
PDC Energy, Inc. (2)	100	4,068
Peabody Energy Corp.	987	27,962
Penn Virginia Corp. (2)	38	1,676
Phillips 66	8,329	792,671
Pioneer Energy Services Corp. (2)	1,774	3,140
ProPetro Holding Corp. (2)	1,652	37,236
QEP Resources, Inc. (2)	3,830	29,836
Quintana Energy Services, Inc. (2)	452	1,953
RigNet, Inc. (2)	533	5,207
Rowan Cos. Plc (2)	535	5,773
SandRidge Energy, Inc. (2)	3,169	25,415
SEACOR Holdings, Inc. (2)	434	18,350
Select Energy Services, Inc. (2)	1,353	16,263
SilverBow Resources, Inc. (2)	48	1,104
Southwestern Energy Co. (2)	1,677	7,865
Superior Energy Services, Inc. (2)	950	4,437
Talos Energy, Inc. (2)	1,469	39,017
TETRA Technologies, Inc. (2)	521	1,219
Tidewater, Inc. (2)	313	7,258
Transocean, Ltd. (2)	1,411	12,290
Unit Corp. (2)	1,041	14,824
Valero Energy Corp.	6,224	527,982
W&T Offshore, Inc. (2)	2,847	19,644
Whiting Petroleum Corp. (2)	2,222	58,083
World Fuel Services Corp.	1,057	30,537
WPX Energy, Inc. (2)	3,566	46,750

		8,837,899

Financials - 16.5%
1st Constitution Bancorp	100	1,777
1st Source Corp.	1,878	84,341
ACNB Corp.	1,044	38,628
Aflac, Inc.	18,995	949,750
AG Mortgage Investment Trust, Inc.	7,175	120,827
Alleghany Corp. (2)	167	102,271
Allstate Corp./The	7,047	663,686
Ally Financial, Inc.	13,538	372,160
American Express Co.	2,598	283,961
Apollo Commercial Real Estate Finance, Inc.	5,445	99,099
Arbor Realty Trust, Inc.	10,155	131,710
Ares Commercial Real Estate Corp.	10,765	163,520
Argo Group International Holdings, Ltd.	185	13,072
Arthur J Gallagher & Co.	2,835	221,414
Artisan Partners Asset Management, Inc.	3,065	77,146
Ashford, Inc. (2)	45	2,499
Atlantic Capital Bancshares, Inc. (2)	1,877	33,467
Auburn National Bancorporation, Inc.	51	2,011
AXA Equitable Holdings, Inc.	464	9,345
B. Riley Financial, Inc.	353	5,892
BancFirst Corp.	3,331	173,712
Bancorp, Inc./The (2)	9,512	76,857
BancorpSouth Bank	3,580	101,028
Bank of America Corp. (5)	45,538	1,256,393
Bank of Commerce Holdings	1,258	13,272
Bank of Marin Bancorp	280	11,393
Bank of NT Butterfield & Son, Ltd./The	3,991	143,197

BankFinancial Corp.	2,398	35,658
BankUnited, Inc.	3,525	117,735
Banner Corp.	2,542	137,700
Baycom Corp. (2)	1,018	23,048
BB&T Corp.	21,446	997,882
BCB Bancorp, Inc.	1,872	25,085
Berkshire Hathaway, Inc. - Class B (2)(5)	9,814	1,971,534
Blue Hills Bancorp, Inc.	4,571	109,247
Brown & Brown, Inc.	10,863	320,567
Bryn Mawr Bank Corp.	554	20,016
BSB Bancorp, Inc./MA (2)	1,386	45,516
Byline Bancorp, Inc. (2)	348	6,431
C&F Financial Corp.	538	27,223
Cannae Holdings, Inc. (2)	4,123	100,024
Capital Bancorp, Inc. (2)	386	4,485
Capital City Bank Group, Inc.	696	15,159
Cathay General Bancorp	5,226	177,214
Central Valley Community Bancorp	573	11,202
Chemung Financial Corp.	92	4,318
Cherry Hill Mortgage Investment Corp.	1,046	18,012
Chimera Investment Corp.	11,963	224,187
Cincinnati Financial Corp.	2,602	223,512
CIT Group, Inc.	10,032	481,235
Citigroup, Inc.	7,175	446,429
Citizens & Northern Corp.	100	2,504
Citizens Financial Group, Inc.	16,354	531,505
Civista Bancshares, Inc.	445	9,714
CNB Financial Corp./PA	903	22,819
Codorus Valley Bancorp, Inc.	549	11,721
Comerica, Inc.	8,285	607,456
Commerce Bancshares, Inc./MO	499	28,972
Community Bankers Trust Corp.	436	3,192
Community Financial Corp./The	317	8,993
Community Trust Bancorp, Inc.	1,066	43,770
Cowen, Inc. (2)	3,902	56,540
Credit Acceptance Corp. (2)	152	68,693
Cullen/Frost Bankers, Inc.	4,087	396,725
Diamond Hill Investment Group, Inc.	9	1,260
Discover Financial Services	12,442	885,373
Ditech Holding Corp. Warrants - Class A (2)(8)	228	0
Ditech Holding Corp. Warrants - Class B (2)(8)	181	0
DNB Financial Corp.	160	6,043
Donnelley Financial Solutions, Inc. (2)	835	12,425
Dynex Capital, Inc.	8,943	54,463
eHealth, Inc. (2)	84	5,237
EMC Insurance Group, Inc.	37	1,180
Entegra Financial Corp. (2)	63	1,414
Enterprise Financial Services Corp.	143	5,830
Erie Indemnity Co.	127	22,672
ESSA Bancorp, Inc.	344	5,298
Essent Group, Ltd. (2)	3,616	157,115
Evans Bancorp, Inc.	45	1,604
Evercore, Inc.	1,075	97,825
Exantas Capital Corp.	7,513	79,863
FactSet Research Systems, Inc.	54	13,407
Farmers National Banc Corp.	1,268	17,486
FB Financial Corp.	1,517	48,180
Fidelity National Financial, Inc.	4,812	175,879
Fidelity Southern Corp.	2,137	58,532
Fifth Third Bancorp	49,684	1,253,030
Financial Institutions, Inc.	1,122	30,496
First American Financial Corp.	4,079	210,069
First BanCorp/Puerto Rico	9,323	106,842
First Bancorp/Southern Pines NC	3,658	127,152
First Busey Corp.	8,694	212,134
First Business Financial Services, Inc.	1,514	30,310
First Citizens BancShares, Inc./NC	783	318,838
First Commonwealth Financial Corp.	450	5,670
First Community Bankshares, Inc.	755	25,021
First Community Corp./SC	61	1,163
First Defiance Financial Corp.	766	22,015
First Financial Corp./IN	424	17,808
First Financial Northwest, Inc.	300	4,725
First Hawaiian, Inc.	2,839	73,956
First Interstate BancSystem, Inc.	5,323	211,962
First Merchants Corp.	2,272	83,723
First Midwest Bancorp, Inc./IL	12,518	256,118
First Northwest Bancorp	443	6,898
First Savings Financial Group, Inc.	179	9,675
First United Corp.	186	3,210
FirstCash, Inc.	1,192	103,108
FNB Corp./PA	1,762	18,677

Genworth Financial, Inc. (2)	1,854	7,101
Granite Point Mortgage Trust, Inc.	5,022	93,259
Great Ajax Corp.	1,768	24,292
Great Southern Bancorp, Inc.	1,500	77,850
Hanover Insurance Group, Inc./The	332	37,904
HCI Group, Inc.	275	11,751
Health Insurance Innovations, Inc. - Class A (2)	461	12,364
Heartland Financial USA, Inc.	627	26,742
Hilltop Holdings, Inc.	10,092	184,179
Home Bancorp, Inc.	349	11,604
HomeStreet, Inc. (2)	629	16,574
HomeTrust Bancshares, Inc.	897	22,604
Horizon Bancorp, Inc./IN	505	8,125
Houlihan Lokey, Inc.	1,248	57,221
Huntington Bancshares, Inc./OH	18,297	232,006
IBERIABANK Corp.	8,211	588,811
Independence Holding Co.	283	9,976
Independent Bank Corp./MI	4,557	97,976
International Bancshares Corp.	1,709	64,993
INTL. FCStone, Inc. (2)	908	35,194
Investar Holding Corp.	173	3,929
James River Group Holdings, Ltd.	912	36,553
JPMorgan Chase & Co. (5)	8,478	858,228
Kemper Corp.	736	56,039
KeyCorp	49,026	772,160
Kingstone Cos., Inc.	378	5,572
KKR Real Estate Finance Trust, Inc.	5,666	113,433
Ladder Capital Corp.	14,004	238,348
Ladenburg Thalmann Financial Services, Inc.	2,812	7,958
Lazard, Ltd.	2,958	106,902
Legg Mason, Inc.	814	22,279
Loews Corp.	1,593	76,352
LPL Financial Holdings, Inc.	3,164	220,373
Macatawa Bank Corp.	797	7,922
MarketAxess Holdings, Inc.	63	15,503
Marlin Business Services Corp.	571	12,277
MBT Financial Corp.	3,953	39,609
Medley Management, Inc.	1,174	4,027
Mercantile Bank Corp.	2,471	80,851
Merchants Bancorp/IN	292	6,278
Mercury General Corp.	791	39,605
MGIC Investment Corp. (2)	14,032	185,082
Middlefield Banc Corp.	29	1,195
MidWestOne Financial Group, Inc.	200	5,450
Moelis & Co.	1,533	63,788
Morningstar, Inc.	183	23,056
Mr Cooper Group, Inc. (2)	4,685	44,929
MSCI, Inc.	2,457	488,550
Nasdaq, Inc.	230	20,123
National Commerce Corp. (2)	1,739	68,186
National General Holdings Corp.	4,037	95,798
Navient Corp.	8,189	94,747
Nelnet, Inc. - Class A	49	2,698
New Residential Investment Corp.	11,940	201,905
NewStar Financial Contingent Value Rights (2)(8)	95	0
Nicolet Bankshares, Inc. (2)	817	48,693
NMI Holdings, Inc. - Class A (2)	1,974	51,067
Northeast Bancorp	543	11,229
Northern Trust Corp.	1,215	109,848
Northrim BanCorp, Inc.	1,983	68,255
Norwood Financial Corp.	213	6,569
Ocwen Financial Corp. (2)	3,934	7,160
OFG Bancorp	941	18,622
Ohio Valley Banc Corp.	55	1,988
Old National Bancorp/IN	4,937	80,967
Old Republic International Corp.	18,657	390,304
Old Second Bancorp, Inc.	4,375	55,081
On Deck Capital, Inc. (2)	2,355	12,764
OneMain Holdings, Inc.	3,943	125,190
Oppenheimer Holdings, Inc.	2,700	70,254
Pacific City Financial Corp.	307	5,357
Pacific Mercantile Bancorp (2)	3,418	26,045
PacWest Bancorp	8,771	329,877
Parke Bancorp, Inc.	1,455	30,395
PCSB Financial Corp.	964	18,865
PennyMac Financial Services, Inc.	3,154	70,145
PennyMac Mortgage Investment Trust	9,388	194,425
Peoples Bancorp, Inc./OH	600	18,582
Peoples Bancorp of North Carolina, Inc.	143	3,804
People's Utah Bancorp	700	18,459
Piper Jaffray Cos.	1,414	102,982
PJT Partners, Inc.	1,304	54,507

PNC Financial Services Group, Inc./The (5)	4,441	544,733
Popular, Inc.	5,345	278,635
Premier Financial Bancorp, Inc.	1,736	27,273
Progressive Corp./The	14,891	1,073,492
Protective Insurance Corp.	907	16,798
Provident Financial Holdings, Inc.	962	19,163
Provident Financial Services, Inc.	330	8,544
Prudential Financial, Inc.	8,313	763,798
Pzena Investment Management, Inc.	4,229	34,213
Radian Group, Inc.	11,711	242,886
Ready Capital Corp.	4,944	72,528
Regional Management Corp. (2)	543	13,260
Regions Financial Corp.	55,262	781,957
Reinsurance Group of America, Inc.	1,938	275,157
Republic Bancorp, Inc./KY	1,357	60,685
Riverview Bancorp, Inc.	1,023	7,478
Safety Insurance Group, Inc.	850	74,069
Sandy Spring Bancorp, Inc.	898	28,089
Santander Consumer USA Holdings, Inc.	5,579	117,884
Selective Insurance Group, Inc.	361	22,844
Shore Bancshares, Inc.	1,269	18,921
SI Financial Group, Inc.	1,477	19,068
Sierra Bancorp	3,644	88,549
Silvercrest Asset Management Group, Inc.	899	12,811
Simmons First National Corp.	3,632	88,911
Southern Missouri Bancorp, Inc.	38	1,170
Southern National Bancorp of Virginia, Inc.	1,908	27,952
Stewart Information Services Corp.	3,091	131,955
Summit Financial Group, Inc.	1,106	29,320
SunTrust Banks, Inc.	15,585	923,411
Synchrony Financial	14,584	465,230
TCF Financial Corp.	20,847	431,324
TD Ameritrade Holding Corp.	7,516	375,725
Timberland Bancorp, Inc./WA	807	22,580
Tiptree, Inc.	1,725	10,919
TPG RE Finance Trust, Inc.	6,421	125,852
TriCo Bancshares	2,650	104,119
TrustCo Bank Corp. NY	8,252	64,036
Umpqua Holdings Corp.	13,106	216,249
United Community Banks, Inc./GA	2,046	51,007
United Community Financial Corp./OH	539	5,040
United Security Bancshares/Fresno CA	2,470	26,182
Unity Bancorp, Inc.	1,232	23,260
Universal Insurance Holdings, Inc.	812	25,172
Veritex Holdings, Inc.	675	16,349
Walker & Dunlop, Inc.	1,442	73,412
Washington Trust Bancorp, Inc.	147	7,078
Waterstone Financial, Inc.	809	13,316
Wells Fargo & Co. (5)	7,919	382,646
WesBanco, Inc.	535	21,266
West Bancorporation, Inc.	1,288	26,636
Western New England Bancorp, Inc.	1,027	9,479
World Acceptance Corp. (2)	157	18,389
WSFS Financial Corp.	1,305	50,373

		33,214,995

Healthcare - 11.9%
AAC Holdings, Inc. (2)	727	1,338
Abbott Laboratories (5)	4,723	377,557
AbbVie, Inc. (5)	5,809	468,147
ABIOMED, Inc. (2)	215	61,402
ACADIA Pharmaceuticals, Inc. (2)	1,010	27,119
Acceleron Pharma, Inc. (2)	123	5,728
Accuray, Inc. (2)	2,408	11,486
AcelRx Pharmaceuticals, Inc. (2)	1,318	4,587
Achillion Pharmaceuticals, Inc. (2)	3,585	10,612
Aclaris Therapeutics, Inc. (2)	1,663	9,961
Acorda Therapeutics, Inc. (2)	872	11,589
Addus HomeCare Corp. (2)	127	8,076
ADMA Biologics, Inc. (2)	986	3,737
Aduro Biotech, Inc. (2)	990	3,940
Adverum Biotechnologies, Inc. (2)	2,265	11,869
Aeglea BioTherapeutics, Inc. (2)	1,290	10,385
Aerie Pharmaceuticals, Inc. (2)	1,060	50,350
AgeX Therapeutics, Inc. (2)	446	1,806
Agilent Technologies, Inc.	1,774	142,594
Akcea Therapeutics, Inc. (2)	217	6,148
Akorn, Inc. (2)	911	3,207
Albireo Pharma, Inc. (2)	226	7,279
Aldeyra Therapeutics, Inc. (2)	1,132	10,222
Alexion Pharmaceuticals, Inc. (2)	2,986	403,647

Alkermes PLC (2)	254	9,268
Allena Pharmaceuticals, Inc. (2)	194	1,362
Allergan PLC (5)	1,859	272,176
Allscripts Healthcare Solutions, Inc. (2)	5,393	51,449
Alnylam Pharmaceuticals, Inc. (2)	342	31,960
AMAG Pharmaceuticals, Inc. (2)	450	5,796
Amedisys, Inc. (2)	62	7,642
AmerisourceBergen Corp.	1,466	116,576
Amgen, Inc. (5)	4,369	830,023
AMN Healthcare Services, Inc. (2)	383	18,035
Amneal Pharmaceuticals, Inc. (2)	4,129	58,508
Amphastar Pharmaceuticals, Inc. (2)	171	3,494
Anavex Life Sciences Corp. (2)	2,600	7,930
Anthem, Inc. (5)	495	142,055
Apellis Pharmaceuticals, Inc. (2)	450	8,775
Applied Genetic Technologies Corp./DE (2)	641	2,686
Aquestive Therapeutics, Inc. (2)	592	4,091
Aratana Therapeutics, Inc. (2)	1,513	5,447
Aravive, Inc. (2)	1,058	7,448
Arbutus Biopharma Corp. (2)	652	2,334
Arcus Biosciences, Inc. (2)	342	4,272
Ardelyx, Inc. (2)	1,079	3,021
Arena Pharmaceuticals, Inc. (2)	727	32,591
ArQule, Inc. (2)	1,807	8,656
Array BioPharma, Inc. (2)	2,046	49,881
Arrowhead Pharmaceuticals, Inc. (2)	143	2,624
Assembly Biosciences, Inc. (2)	381	7,502
Assertio Therapeutics, Inc. (2)	1,064	5,394
Atrion Corp.	2	1,757
Audentes Therapeutics, Inc. (2)	107	4,175
Avid Bioservices, Inc. (2)	852	3,621
Axsome Therapeutics, Inc. (2)	146	2,078
Baxter International, Inc.	8,686	706,259
Biogen, Inc. (2)(5)	1,828	432,103
Bio-Rad Laboratories, Inc. (2)	137	41,878
BioSpecifics Technologies Corp. (2)	204	12,715
Bio-Techne Corp.	188	37,327
BioTelemetry, Inc. (2)	277	17,346
Blueprint Medicines Corp. (2)	94	7,525
Bristol-Myers Squibb Co. (5)	10,795	515,029
Bruker Corp.	2,082	80,032
Calithera Biosciences, Inc. (2)	1,172	7,899
Cantel Medical Corp.	169	11,304
Capital Senior Living Corp. (2)	535	2,135
Cardinal Health, Inc.	5,592	269,255
CareDx, Inc. (2)	321	10,118
Catalent, Inc. (2)	2,921	118,563
Catalyst Biosciences, Inc. (2)	700	5,677
Catalyst Pharmaceuticals, Inc. (2)	1,703	8,685
Celgene Corp. (2)(5)	4,770	450,002
Cellular Biomedicine Group, Inc. (2)	353	6,107
Cerner Corp. (2)	12,457	712,665
Charles River Laboratories International, Inc. (2)	400	58,100
Chemed Corp.	285	91,220
ChemoCentryx, Inc. (2)	844	11,723
Chimerix, Inc. (2)	4,299	9,028
Cidara Therapeutics, Inc. (2)	2,900	7,685
Clearside Biomedical, Inc. (2)	2,295	3,167
Clovis Oncology, Inc. (2)	50	1,241
Cohbar, Inc. (2)	383	1,249
Collegium Pharmaceutical, Inc. (2)	771	11,673
Computer Programs & Systems, Inc.	509	15,112
Conatus Pharmaceuticals, Inc. (2)	2,946	3,182
CONMED Corp.	611	50,823
Cooper Cos., Inc./The	119	35,244
Corbus Pharmaceuticals Holdings, Inc. (2)	1,023	7,110
Corium International Contingent Value Rights (2)(8)	106	0
Corvus Pharmaceuticals, Inc. (2)	295	1,186
Cross Country Healthcare, Inc. (2)	1,248	8,773
CryoLife, Inc. (2)	808	23,569
Cue Biopharma, Inc. (2)	510	3,942
Cutera, Inc. (2)	635	11,214
CVS Health Corp.	476	25,671
Cymabay Therapeutics, Inc. (2)	2,839	37,702
Cytokinetics, Inc. (2)	1,983	16,042
CytomX Therapeutics, Inc. (2)	403	4,332
Danaher Corp. (5)	5,083	671,058
DENTSPLY SIRONA, Inc.	3,616	179,317
Dermira, Inc. (2)	800	10,840
Dicerna Pharmaceuticals, Inc. (2)	613	8,980
Dova Pharmaceuticals, Inc. (2)	291	2,587
Edwards Lifesciences Corp. (2)	287	54,912

Eiger BioPharmaceuticals, Inc. (2)	606	8,472
ElectroCore, Inc. (2)	277	1,939
Eli Lilly & Co. (5)	4,416	573,020
Emergent BioSolutions, Inc. (2)	533	26,927
Encompass Health Corp.	657	38,369
Endo International PLC (2)	3,205	25,736
Endologix, Inc. (2)	445	2,941
Ensign Group, Inc./The	24	1,229
Epizyme, Inc. (2)	427	5,291
Evolus, Inc. (2)	159	3,589
Exact Sciences Corp. (2)	329	28,498
Exelixis, Inc. (2)	2,018	48,028
Fate Therapeutics, Inc. (2)	601	10,560
Fennec Pharmaceuticals, Inc. (2)	1,056	5,122
FibroGen, Inc. (2)	371	20,164
Five Prime Therapeutics, Inc. (2)	434	5,816
FONAR Corp. (2)	404	8,270
Fortress Biotech, Inc. (2)	1,648	2,933
Geron Corp. (2)	2,145	3,561
Gilead Sciences, Inc. (5)	11,735	762,892
Global Blood Therapeutics, Inc. (2)	40	2,117
Globus Medical, Inc. (2)	1,199	59,243
GTx, Inc. (2)	1,170	1,404
Haemonetics Corp. (2)	144	12,597
Harvard Bioscience, Inc. (2)	447	1,927
HCA Healthcare, Inc.	6,751	880,195
HealthStream, Inc. (2)	978	27,443
Hill-Rom Holdings, Inc.	1,959	207,380
Hologic, Inc. (2)	2,990	144,716
Homology Medicines, Inc. (2)	191	5,296
Horizon Pharma Plc (2)	875	23,126
Humana, Inc.	2,502	665,532
ICU Medical, Inc. (2)	308	73,714
Idera Pharmaceuticals, Inc. (2)	732	1,867
IDEXX Laboratories, Inc. (2)	820	183,352
Illumina, Inc. (2)	759	235,814
Incyte Corp. (2)	604	51,950
Infinity Pharmaceuticals, Inc. (2)	2,246	4,222
Innovate Biopharmaceuticals, Inc. (2)	751	1,449
Inovio Pharmaceuticals, Inc. (2)	4,933	18,400
Insmed, Inc. (2)	46	1,337
Integer Holdings Corp. (2)	598	45,101
Integra LifeSciences Holdings Corp. (2)	32	1,783
Intercept Pharmaceuticals, Inc. (2)	227	25,392
Intersect ENT, Inc. (2)	759	24,402
Intra-Cellular Therapies, Inc. (2)	312	3,800
Intuitive Surgical, Inc. (2)(5)	745	425,082
Invacare Corp.	480	4,018
Invitae Corp. (2)	812	19,017
InVivo Therapeutics Holdings Corp. (2)	4,782	7,412
Ionis Pharmaceuticals, Inc. (2)	179	14,529
Iovance Biotherapeutics, Inc. (2)	951	9,044
IQVIA Holdings, Inc. (2)	1,326	190,745
Ironwood Pharmaceuticals, Inc. (2)	1,150	15,560
Jazz Pharmaceuticals PLC (2)	467	66,758
Johnson & Johnson (5)	11,644	1,627,715
Jounce Therapeutics, Inc. (2)	1,440	8,928
Kadmon Holdings, Inc. (2)	1,027	2,711
Kala Pharmaceuticals, Inc. (2)	1,207	9,982
Kindred Biosciences, Inc. (2)	1,013	9,289
Kura Oncology, Inc. (2)	730	12,111
Lannett Co., Inc. (2)	1,673	13,167
Lantheus Holdings, Inc. (2)	698	17,087
LeMaitre Vascular, Inc.	760	23,560
LHC Group, Inc. (2)	379	42,016
Lipocine, Inc. (2)	3,408	7,872
LivaNova PLC (2)	340	33,065
Luminex Corp.	435	10,009
Magenta Therapeutics, Inc. (2)	90	1,482
Mallinckrodt PLC (2)	613	13,327
MannKind Corp. (2)	915	1,803
Marinus Pharmaceuticals, Inc. (2)	2,222	9,288
Masimo Corp. (2)	1,294	178,934
McKesson Corp.	556	65,085
MediciNova, Inc. (2)	585	4,844
Medtronic PLC (5)	12,952	1,179,668
MeiraGTx Holdings plc (2)	459	7,909
Melinta Therapeutics, Inc. (2)	629	2,233
Menlo Therapeutics, Inc. (2)	920	7,222
Merck & Co., Inc. (5)	17,249	1,434,599
Meridian Bioscience, Inc.	410	7,220
Mersana Therapeutics, Inc. (2)	288	1,515

Minerva Neurosciences, Inc. (2)	667	5,243
Miragen Therapeutics, Inc. (2)	1,097	3,061
Mirati Therapeutics, Inc. (2)	186	13,634
Molecular Templates, Inc. (2)	1,494	8,680
Molina Healthcare, Inc. (2)	341	48,408
Mustang Bio, Inc. (2)	1,579	5,384
Mylan NV (2)	9,445	267,671
MyoKardia, Inc. (2)	540	28,075
Myriad Genetics, Inc. (2)	34	1,129
NantKwest, Inc. (2)	2,632	4,159
Natera, Inc. (2)	419	8,640
National Research Corp.	62	2,393
Natus Medical, Inc. (2)	1,173	29,771
Nektar Therapeutics (2)	555	18,648
Neos Therapeutics, Inc. (2)	1,952	5,095
NewLink Genetics Corp. (2)	2,377	4,588
NextGen Healthcare, Inc. (2)	98	1,649
Novus Therapeutics, Inc. (2)	978	3,932
NuVasive, Inc. (2)	260	14,765
Ocular Therapeutix, Inc. (2)	734	2,914
Odonate Therapeutics, Inc. (2)	527	11,652
OPKO Health, Inc. (2)	3,759	9,811
OraSure Technologies, Inc. (2)	907	10,113
Orthofix Medical, Inc. (2)	734	41,405
Otonomy, Inc. (2)	5,886	15,480
Ovid therapeutics, Inc. (2)	716	1,267
Pacira BioSciences, Inc. (2)	430	16,366
Paratek Pharmaceuticals, Inc. (2)	355	1,903
PDL BioPharma, Inc. (2)	3,275	12,183
Penumbra, Inc. (2)	9	1,323
Perrigo Co. PLC	1,968	94,779
Pfenex, Inc. (2)	820	5,068
Pfizer, Inc. (5)	32,875	1,396,201
Phibro Animal Health Corp.	447	14,751
Pieris Pharmaceuticals, Inc. (2)	1,624	5,440
PRA Health Sciences, Inc. (2)	672	74,115
Premier, Inc. - Class A (2)	1,409	48,596
Progenics Pharmaceuticals, Inc. (2)	585	2,714
Protagonist Therapeutics, Inc. (2)	644	8,095
Providence Service Corp./The (2)	79	5,263
Puma Biotechnology, Inc. (2)	103	3,995
Quorum Health Corp. (2)	801	1,121
Ra Pharmaceuticals, Inc. (2)	75	1,680
RadNet, Inc. (2)	470	5,823
Reata Pharmaceuticals, Inc. (2)	28	2,393
Recro Pharma, Inc. (2)	1,092	6,399
Regeneron Pharmaceuticals, Inc. (2)	1,096	450,040
REGENXBIO, Inc. (2)	29	1,662
ResMed, Inc.	204	21,210
Rigel Pharmaceuticals, Inc. (2)	1,351	3,472
RTI Surgical Holdings, Inc. (2)	2,495	14,995
Sage Therapeutics, Inc. (2)	36	5,726
Sangamo Therapeutics, Inc. (2)	201	1,918
Sarepta Therapeutics, Inc. (2)	220	26,222
Savara, Inc. (2)	262	1,931
scPharmaceuticals, Inc. (2)	404	1,212
SeaSpine Holdings Corp. (2)	275	4,147
Select Medical Holdings Corp. (2)	1,099	15,485
Seres Therapeutics, Inc. (2)	699	4,802
Sienna Biopharmaceuticals, Inc. (2)	1,808	4,195
Simulations Plus, Inc.	65	1,372
Sorrento Therapeutics, Inc. (2)	780	3,705
Spark Therapeutics, Inc. (2)	127	14,463
Spectrum Pharmaceuticals, Inc. (2)	154	1,646
Spero Therapeutics, Inc. (2)	309	3,958
Spring Bank Pharmaceuticals, Inc. (2)	532	5,581
STERIS PLC	414	53,004
Supernus Pharmaceuticals, Inc. (2)	278	9,741
Surface Oncology, Inc. (2)	1,271	6,063
Syndax Pharmaceuticals, Inc. (2)	251	1,318
Syneos Health, Inc. (2)	959	49,638
Synlogic, Inc. (2)	154	1,169
Syros Pharmaceuticals, Inc. (2)	275	2,514
Tandem Diabetes Care, Inc. (2)	400	25,400
Teleflex, Inc.	102	30,820
Teligent, Inc./NJ (2)	1,100	1,276
Tenet Healthcare Corp. (2)	844	24,341
Tetraphase Pharmaceuticals, Inc. (2)	5,199	6,967
Tivity Health, Inc. (2)	11	193
Tocagen, Inc. (2)	900	9,783
Tyme Technologies, Inc. (2)(3)	615	1,082
Ultragenyx Pharmaceutical, Inc. (2)	598	41,477

United Therapeutics Corp. (2)	496	58,216
UnitedHealth Group, Inc. (5)	3,845	950,715
Universal Health Services, Inc.	322	43,074
Unum Therapeutics, Inc. (2)	285	1,251
Utah Medical Products, Inc.	15	1,324
Vanda Pharmaceuticals, Inc. (2)	162	2,981
Varex Imaging Corp. (2)	1,405	47,601
Varian Medical Systems, Inc. (2)	653	92,543
VBI Vaccines, Inc. (2)	4,548	8,505
Veeva Systems, Inc. (2)	260	32,984
Veracyte, Inc. (2)	94	2,352
Vericel Corp. (2)	158	2,767
Vertex Pharmaceuticals, Inc. (2)	3,188	586,433
Voyager Therapeutics, Inc. (2)	302	5,780
WaVe Life Sciences, Ltd. (2)	301	11,694
West Pharmaceutical Services, Inc.	235	25,897
X4 Pharmaceuticals, Inc. (2)	205	3,569
Xencor, Inc. (2)	443	13,760
Xeris Pharmaceuticals, Inc. (2)	381	3,825
Zimmer Biomet Holdings, Inc.	3,760	480,152
Zoetis, Inc.	4,432	446,169
Zogenix, Inc. (2)	129	7,096

		23,913,432

Industrials - 10.7%
AAR Corp.	213	6,925
ACCO Brands Corp.	6,855	58,679
Acuity Brands, Inc.	71	8,521
ADT, Inc.	1,203	7,687
Advanced Disposal Services, Inc. (2)	736	20,608
AGCO Corp.	1,683	117,053
Albany International Corp.	388	27,777
Allison Transmission Holdings, Inc.	5,406	242,838
Altra Industrial Motion Corp.	632	19,624
Ameresco, Inc. - Class A (2)	682	11,035
Aqua Metals, Inc. (2)	2,955	9,072
ARC Document Solutions, Inc. (2)	3,186	7,105
ArcBest Corp.	433	13,332
Armstrong Flooring, Inc. (2)	424	5,766
Armstrong World Industries, Inc.	2,693	213,878
Atkore International Group, Inc. (2)	1,322	28,463
AZZ, Inc.	236	9,659
Barnes Group, Inc.	697	35,833
Barrett Business Services, Inc.	358	27,684
BG Staffing, Inc.	148	3,232
Blue Bird Corp. (2)	234	3,962
BMC Stock Holdings, Inc. (2)	501	8,853
Boeing Co./The (5)	2,479	945,540
Brady Corp.	956	44,368
Builders FirstSource, Inc. (2)	3,269	43,608
Casella Waste Systems, Inc. (2)	1,212	43,099
Caterpillar, Inc.	3,501	474,350
CECO Environmental Corp. (2)	532	3,830
Cintas Corp.	468	94,587
Clean Harbors, Inc. (2)	149	10,658
Comfort Systems USA, Inc.	609	31,906
Commercial Vehicle Group, Inc. (2)	1,345	10,316
Continental Building Products, Inc. (2)	2,457	60,909
Copart, Inc. (2)	3,259	197,463
Covenant Transportation Group, Inc. (2)	966	18,335
Crane Co.	2,149	181,848
CSW Industrials, Inc.	465	26,640
CSX Corp. (5)	9,460	707,797
Cummins, Inc.	2,399	378,730
Deere & Co.	2,282	364,755
Delta Air Lines, Inc.	4,793	247,558
Deluxe Corp.	2,012	87,965
Ducommun, Inc. (2)	245	10,662
DXP Enterprises, Inc./TX (2)	65	2,530
Eagle Bulk Shipping, Inc. (2)	1,201	5,585
Eastern Co./The	66	1,816
Eaton Corp. PLC	9,859	794,241
EMCOR Group, Inc.	361	26,382
Emerson Electric Co.	13,127	898,806
Encore Wire Corp.	279	15,964
Energous Corp. (2)	219	1,388
EnerSys	208	13,553
Ennis, Inc.	828	17,189
EnPro Industries, Inc.	990	63,806
ESCO Technologies, Inc.	163	10,926
Expeditors International of Washington, Inc.	718	54,496

Exponent, Inc.	33	1,905
Fastenal Co.	1,274	81,931
Federal Signal Corp.	2,683	69,731
Fluor Corp.	2,842	104,586
Forrester Research, Inc.	548	26,496
Fortune Brands Home & Security, Inc.	2,800	133,308
Foundation Building Materials, Inc. (2)	321	3,159
Franklin Electric Co., Inc.	343	17,524
Global Brass & Copper Holdings, Inc.	1,559	53,692
GMS, Inc. (2)	223	3,372
Gorman-Rupp Co./The	335	11,370
Graco, Inc.	5,976	295,932
GrafTech International, Ltd.	918	11,741
Great Lakes Dredge & Dock Corp. (2)	153	1,363
Harsco Corp. (2)	2,155	43,445
HD Supply Holdings, Inc. (2)	3,376	146,350
HEICO Corp. - Class A	9,705	815,802
Heidrick & Struggles International, Inc.	383	14,680
Heritage-Crystal Clean, Inc. (2)	717	19,682
Herman Miller, Inc.	2,774	97,589
Hexcel Corp.	1,599	110,587
Hillenbrand, Inc.	2,756	114,457
HNI Corp.	1,325	48,084
Hub Group, Inc. (2)	118	4,820
Hubbell, Inc.	1,146	135,205
Huntington Ingalls Industries, Inc.	933	193,318
Hurco Cos., Inc.	313	12,623
Huron Consulting Group, Inc. (2)	872	41,176
Hyster-Yale Materials Handling, Inc.	168	10,476
ICF International, Inc.	253	19,248
IDEX Corp.	466	70,711
Illinois Tool Works, Inc.	267	38,323
Ingersoll-Rand PLC	9,948	1,073,887
Insperity, Inc.	105	12,984
ITT, Inc.	1,773	102,834
Jacobs Engineering Group, Inc.	53	3,985
Kadant, Inc.	113	9,939
Kansas City Southern	2,105	244,138
KAR Auction Services, Inc.	1,025	52,593
KBR, Inc.	3,635	69,392
Kelly Services, Inc. - Class A	2,771	61,128
Kennametal, Inc.	3,943	144,905
Kforce, Inc.	407	14,294
Kimball International, Inc. - Class B	4,543	64,238
Knoll, Inc.	1,015	19,194
Landstar System, Inc.	2,676	292,728
Lawson Products, Inc./DE (2)	177	5,551
Lincoln Electric Holdings, Inc.	2,221	186,275
LSC Communications, Inc.	2,728	17,814
LSI Industries, Inc.	1,663	4,374
ManpowerGroup, Inc.	2,549	210,777
Marten Transport, Ltd.	657	11,714
Masco Corp.	5,357	210,584
Masonite International Corp. (2)	2,792	139,293
Matson, Inc.	965	34,827
Maxar Technologies, Inc.	292	1,174
Meritor, Inc. (2)	639	13,004
Milacron Holdings Corp. (2)	718	8,128
Miller Industries, Inc./TN	1,042	32,146
Mistras Group, Inc. (2)	976	13,479
Moog, Inc.	342	29,737
MSC Industrial Direct Co., Inc.	1,901	157,232
Mueller Industries, Inc.	662	20,747
MYR Group, Inc. (2)	39	1,351
Navigant Consulting, Inc.	2,659	51,771
Navistar International Corp. (2)	662	21,383
NCI Building Systems, Inc. (2)	4,178	25,736
Norfolk Southern Corp.	5,432	1,015,186
NV5 Global, Inc. (2)	83	4,927
nVent Electric PLC	50	1,349
Old Dominion Freight Line, Inc.	2,283	329,642
Oshkosh Corp.	3,877	291,279
Owens Corning	1,888	88,963
PACCAR, Inc.	12,692	864,833
Parker-Hannifin Corp.	1,110	190,498
Park-Ohio Holdings Corp.	648	20,982
Patrick Industries, Inc. (2)	908	41,151
Quad/Graphics, Inc.	2,124	25,276
Quanex Building Products Corp.	582	9,248
Quanta Services, Inc.	7,589	286,409
Radiant Logistics, Inc. (2)	2,036	12,827
Regal Beloit Corp.	56	4,585

Resideo Technologies, Inc. (2)	63	1,215
Resources Connection, Inc.	1,447	23,933
RR Donnelley & Sons Co.	5,641	26,626
Rush Enterprises, Inc.	124	5,150
Rush Enterprises, Inc.	774	32,361
Ryder System, Inc.	725	44,943
Safe Bulkers, Inc. (2)	12,021	17,551
SkyWest, Inc.	305	16,558
Snap-on, Inc.	302	47,269
Southwest Airlines Co.	9,610	498,855
SP Plus Corp. (2)	1,002	34,188
Spirit AeroSystems Holdings, Inc.	2,019	184,799
Spirit Airlines, Inc. (2)	203	10,731
Standex International Corp.	206	15,120
Steelcase, Inc. - Class A	2,149	31,268
Sterling Construction Co., Inc. (2)	251	3,143
Systemax, Inc.	58	1,313
Teledyne Technologies, Inc. (2)	445	105,469
Tetra Tech, Inc.	342	20,380
Textron, Inc.	6,379	323,160
Timken Co./The	4,832	210,772
Titan Machinery, Inc. (2)	488	7,593
Toro Co./The	4,751	327,059
TPI Composites, Inc. (2)	64	1,832
Trex Co., Inc. (2)	817	50,262
TriMas Corp. (2)	2,101	63,513
Triton International, Ltd./Bermuda	1,063	33,059
TrueBlue, Inc. (2)	2,027	47,918
UniFirst Corp./MA	762	116,967
Union Pacific Corp. (5)	8,198	1,370,706
United Continental Holdings, Inc. (2)	4,066	324,385
United Rentals, Inc. (2)	11	1,257
Univar, Inc. (2)	1,849	40,974
Universal Forest Products, Inc.	786	23,494
US Xpress Enterprises, Inc. (2)	1,983	13,108
USA Truck, Inc. (2)	193	2,787
Valmont Industries, Inc.	100	13,010
Vectrus, Inc. (2)	396	10,530
Veritiv Corp. (2)	221	5,817
Viad Corp.	249	14,016
Wabash National Corp.	1,887	25,569
WABCO Holdings, Inc. (2)	213	28,080
Waste Management, Inc.	7,889	819,746
WESCO International, Inc. (2)	2,832	150,124
Woodward, Inc.	990	93,941
WW Grainger, Inc.	889	267,527
YRC Worldwide, Inc. (2)	909	6,081

		21,596,528

Information Technology - 17.1%
A10 Networks, Inc. (2)	3,744	26,545
Accenture PLC (5)	5,301	933,082
ACI Worldwide, Inc. (2)	2,024	66,529
Adobe, Inc. (2)(5)	4,142	1,103,802
Advanced Micro Devices, Inc. (2)	6,236	159,143
Alarm.com Holdings, Inc. (2)	340	22,066
ALJ Regional Holdings, Inc. (2)	892	1,427
Alliance Data Systems Corp.	370	64,743
Altair Engineering, Inc. (2)	54	1,988
Amdocs, Ltd.	1,057	57,194
Amkor Technology, Inc. (2)	7,807	66,672
Anixter International, Inc. (2)	503	28,223
ANSYS, Inc. (2)	1,379	251,957
Apple, Inc. (5)	19,561	3,715,612
Applied Materials, Inc.	10,450	414,447
ARRIS International PLC (2)	658	20,799
Arrow Electronics, Inc. (2)	2,066	159,206
Aspen Technology, Inc. (2)	2,016	210,188
Atlassian Corp. PLC (2)	561	63,051
Autodesk, Inc. (2)	1,430	222,823
Avaya Holdings Corp. (2)	2,542	42,782
Avid Technology, Inc. (2)	903	6,727
Avnet, Inc.	4,145	179,769
AVX Corp.	401	6,953
Axcelis Technologies, Inc. (2)	628	12,635
Badger Meter, Inc.	111	6,176
Benchmark Electronics, Inc.	2,961	77,726
Benefitfocus, Inc. (2)	73	3,615
Black Knight, Inc. (2)	607	33,082
Booz Allen Hamilton Holding Corp.	3,954	229,886
Bottomline Technologies DE, Inc. (2)	562	28,151

Broadcom, Inc. (5)	1,841	553,607
Broadridge Financial Solutions, Inc.	934	96,846
Cabot Microelectronics Corp.	457	51,166
CACI International, Inc. - Class A (2)	281	51,148
Cadence Design Systems, Inc. (2)	7,914	502,618
Calix, Inc. (2)	1,525	11,743
Cardtronics PLC (2)	35	1,245
Casa Systems, Inc. (2)	888	7,370
CDK Global, Inc.	1,861	109,464
CDW Corp./DE	1,238	119,306
ChannelAdvisor Corp. (2)	128	1,559
Ciena Corp. (2)	1,621	60,528
Cirrus Logic, Inc. (2)	491	20,656
Cisco Systems, Inc. (5)	34,253	1,849,319
Cision, Ltd. (2)	1,146	15,780
Citrix Systems, Inc.	2,106	209,884
Clearfield, Inc. (2)	81	1,191
Cognizant Technology Solutions Corp.	874	63,321
Cohu, Inc.	788	11,623
CommScope Holding Co., Inc. (2)	1,811	39,353
CommVault Systems, Inc. (2)	602	38,973
Comtech Telecommunications Corp.	539	12,516
Control4 Corp. (2)	498	8,431
Corning, Inc.	10,294	340,731
Coupa Software, Inc. (2)	160	14,557
CPI Card Group, Inc. (2)	2,281	7,801
Cypress Semiconductor Corp.	4,068	60,695
DASAN Zhone Solutions, Inc. (2)	336	3,592
Dell Technologies, Inc. - Class C (2)	3,439	201,835
Diebold Nixdorf, Inc.	411	4,550
Digi International, Inc. (2)	709	8,983
Diodes, Inc. (2)	414	14,366
Dolby Laboratories, Inc.	1,956	123,169
DXC Technology Co.	6,615	425,411
EchoStar Corp. (2)	1,994	72,681
eGain Corp. (2)	193	2,017
Electronics For Imaging, Inc. (2)	247	6,644
Endurance International Group Holdings, Inc. (2)	1,239	8,983
Entegris, Inc.	2,359	84,193
EPAM Systems, Inc. (2)	677	114,501
ePlus, Inc. (2)	491	43,473
Euronet Worldwide, Inc. (2)	1,156	164,834
Everi Holdings, Inc. (2)	3,545	37,293
EVERTEC, Inc.	427	11,875
Extreme Networks, Inc. (2)	3,467	25,968
F5 Networks, Inc. (2)	1,594	250,146
Fabrinet (2)	755	39,532
Fair Isaac Corp. (2)	570	154,829
Fidelity National Information Services, Inc.	4,116	465,520
FLIR Systems, Inc.	581	27,644
FormFactor, Inc. (2)	743	11,955
Fortinet, Inc. (2)	1,318	110,672
Fusion Connect, Inc. (2)	861	1,128
Hackett Group, Inc./The	774	12,229
Hewlett Packard Enterprise Co.	35,933	554,446
HP, Inc.	41,395	804,305
HubSpot, Inc. (2)	320	53,187
I3 Verticals, Inc. (2)	376	9,032
Ichor Holdings, Ltd. (2)	298	6,729
Immersion Corp. (2)	999	8,422
Information Services Group, Inc. (2)	3,086	11,511
Insight Enterprises, Inc. (2)	974	53,628
Integrated Device Technology, Inc. (2)	510	24,985
Intel Corp. (5)	21,592	1,159,490
InterDigital, Inc.	819	54,038
Internap Corp. (2)	419	2,078
International Business Machines Corp. (5)	5,745	810,620
Intevac, Inc. (2)	1,791	10,979
Intuit, Inc.	5,085	1,329,270
j2 Global, Inc.	1,008	87,293
Jabil, Inc.	4,591	122,075
Jack Henry & Associates, Inc.	539	74,781
Juniper Networks, Inc.	17,176	454,649
KEMET Corp.	739	12,541
Keysight Technologies, Inc. (2)	1,269	110,657
Kimball Electronics, Inc. (2)	841	13,027
KLA-Tencor Corp.	1,922	229,506
Lam Research Corp.	1,751	313,447
Lattice Semiconductor Corp. (2)	380	4,533
Leidos Holdings, Inc.	4,790	306,991
Limelight Networks, Inc. (2)	1,851	5,979
LiveRamp Holdings, Inc. (2)	388	21,173

LogMeIn, Inc.	1,792	143,539
Majesco (2)	182	1,283
Majesco Contingent Value Rights (2)(8)	182	0
ManTech International Corp./VA	1,061	57,315
Mastercard, Inc. (5)	4,104	966,287
Maxim Integrated Products, Inc.	680	36,156
MAXIMUS, Inc.	1,107	78,575
Micron Technology, Inc. (2)	13,001	537,331
Microsoft Corp. (5)	32,076	3,783,043
MicroStrategy, Inc. (2)	604	87,127
Mitek Systems, Inc. (2)	789	9,657
MKS Instruments, Inc.	1,561	145,251
MobileIron, Inc. (2)	471	2,576
MoneyGram International, Inc. (2)	5,445	11,108
Monolithic Power Systems, Inc.	128	17,343
Monotype Imaging Holdings, Inc.	1,769	35,185
Motorola Solutions, Inc.	1,506	211,473
Nanometrics, Inc. (2)	534	16,490
Napco Security Technologies, Inc. (2)	415	8,607
NeoPhotonics Corp. (2)	430	2,705
NetApp, Inc.	2,930	203,166
NIC, Inc.	916	15,654
Novanta, Inc. (2)	212	17,963
Nuance Communications, Inc. (2)	7,084	119,932
NVE Corp.	58	5,678
NXP Semiconductors NV	1,061	93,782
Okta, Inc. (2)	242	20,021
ON Semiconductor Corp. (2)	4,540	93,388
OneSpan, Inc. (2)	251	4,824
Oracle Corp. (5)	16,163	868,115
Paycom Software, Inc. (2)	96	18,156
PC Connection, Inc.	82	3,007
Perficient, Inc. (2)	1,195	32,731
Perspecta, Inc.	5,689	115,032
PFSweb, Inc. (2)	1,044	5,439
Photronics, Inc. (2)	2,840	26,838
Power Integrations, Inc.	218	15,247
Presidio, Inc.	3,715	54,982
Progress Software Corp.	1,986	88,119
QAD, Inc. - Class A	47	2,024
Quantenna Communications, Inc. (2)	994	24,184
Quantum Corp. (2)	1,380	3,284
RingCentral, Inc. - Class A (2)	1,096	118,149
Rudolph Technologies, Inc. (2)	117	2,668
Sabre Corp.	7,182	153,623
SailPoint Technologies Holding, Inc. (2)	464	13,326
salesforce.com, Inc. (2)	452	71,583
Sanmina Corp. (2)	410	11,829
ScanSource, Inc. (2)	526	18,841
Science Applications International Corp.	1,053	81,028
Semtech Corp. (2)	1,539	78,350
Skyworks Solutions, Inc.	2,088	172,218
SMART Global Holdings, Inc. (2)	572	10,982
SolarWinds Corp. (2)	2,160	42,163
SPS Commerce, Inc. (2)	31	3,288
Stratasys, Ltd. (2)	80	1,906
Sykes Enterprises, Inc. (2)	1,052	29,751
Symantec Corp.	7,846	180,380
SYNNEX Corp.	197	18,792
Synopsys, Inc. (2)	3,038	349,826
Tableau Software, Inc. (2)	557	70,895
Tech Data Corp. (2)	1,173	120,127
Telaria, Inc. (2)	232	1,471
Teradyne, Inc.	4,419	176,053
Texas Instruments, Inc. (5)	10,448	1,108,219
TiVo Corp.	1,000	9,320
Trade Desk, Inc./The (2)	118	23,358
Travelport Worldwide, Ltd.	499	7,849
Twilio, Inc. (2)	426	55,031
Tyler Technologies, Inc. (2)	348	71,131
Ultimate Software Group, Inc./The (2)	20	6,603
Unisys Corp. (2)	1,753	20,458
Upland Software, Inc. (2)	300	12,708
USA Technologies, Inc. (2)	515	2,137
Verint Systems, Inc. (2)	2,041	122,174
VeriSign, Inc. (2)	523	94,956
Veritone, Inc. (2)	338	1,758
Versum Materials, Inc.	443	22,287
Viavi Solutions, Inc. (2)	3,103	38,415
Visa, Inc.	3,082	481,378
Vishay Intertechnology, Inc.	1,279	23,623
Vishay Precision Group, Inc. (2)	376	12,863

VMware, Inc.	280	50,543
Western Digital Corp.	3,027	145,478
Western Union Co./The	6,394	118,097
Workday, Inc. (2)	161	31,049
Workiva, Inc. (2)	524	26,567
Xerox Corp.	5,652	180,751
Xilinx, Inc.	2,239	283,883
Xperi Corp.	786	18,392
Zebra Technologies Corp. - Class A (2)	656	137,452
Zendesk, Inc. (2)	1,059	90,015
Zix Corp. (2)	292	2,009

		34,464,195

Materials - 3.4%
AdvanSix, Inc. (2)	787	22,485
Air Products & Chemicals, Inc.	2,180	416,293
Avery Dennison Corp.	1,914	216,282
Ball Corp.	1,248	72,209
Berry Global Group, Inc. (2)	4,201	226,308
Cabot Corp.	1,049	43,670
Chemours Co./The	3,288	122,182
Clearwater Paper Corp. (2)	85	1,656
Cleveland-Cliffs, Inc.	241	2,408
Eagle Materials, Inc.	2,613	220,276
Eastman Chemical Co.	5,394	409,297
Ecolab, Inc.	3,185	562,280
Flotek Industries, Inc. (2)	1,104	3,577
FutureFuel Corp.	1,997	26,760
Greif, Inc. - Class B	519	25,374
Hawkins, Inc.	171	6,298
Huntsman Corp.	3,336	75,027
Ingevity Corp. (2)	698	73,716
Innophos Holdings, Inc.	263	7,927
Innospec, Inc.	486	40,508
International Paper Co.	17,551	812,085
Kaiser Aluminum Corp.	126	13,196
Kraton Corp. (2)	462	14,867
LyondellBasell Industries NV	10,534	885,699
Minerals Technologies, Inc.	775	45,562
Mosaic Co./The	2,651	72,399
Newmont Mining Corp.	1,819	65,066
Nucor Corp.	11,275	657,896
Olin Corp.	3,457	79,995
Olympic Steel, Inc.	166	2,634
OMNOVA Solutions, Inc. (2)	2,474	17,367
Packaging Corp. of America	2,183	216,947
PolyOne Corp.	2,012	58,972
PPG Industries, Inc.	2,257	254,748
Quaker Chemical Corp.	61	12,220
Rayonier Advanced Materials, Inc.	1,852	25,113
Reliance Steel & Aluminum Co.	2,407	217,256
RPM International, Inc.	1,768	102,615
Schnitzer Steel Industries, Inc.	287	6,888
Silgan Holdings, Inc.	4,943	146,461
Sonoco Products Co.	1,330	81,835
Steel Dynamics, Inc.	5,019	177,020
Stepan Co.	409	35,796
SunCoke Energy, Inc. (2)	960	8,150
Tredegar Corp.	757	12,218
Trinseo SA	1,281	58,029
UFP Technologies, Inc. (2)	175	6,545
United States Lime & Minerals, Inc.	243	18,740
Valvoline, Inc.	4,252	78,917

		6,759,769

Real Estate Investment Trust - 3.3%
American Assets Trust, Inc.	4,992	228,933
American Homes 4 Rent	360	8,179
American Tower Corp.	425	83,751
Apple Hospitality REIT, Inc.	228	3,716
Ashford Hospitality Trust, Inc.	2,049	9,733
Bluerock Residential Growth REIT, Inc.	1,796	19,361
Brixmor Property Group, Inc.	534	9,810
Brookfield Property Partners LP	2,850	58,625
Camden Property Trust	475	48,213
CatchMark Timber Trust, Inc.	11,063	108,639
CBL & Associates Properties, Inc.	1,193	1,849
Cedar Realty Trust, Inc.	1,156	3,930
Colony Capital, Inc.	10,948	58,243
CoreCivic, Inc.	1,886	36,683

CorePoint Lodging, Inc.	1,710	19,101
Corporate Office Properties Trust	93	2,539
CubeSmart	1,065	34,123
Empire State Realty Trust, Inc.	694	10,965
Essex Property Trust, Inc.	3,312	957,963
Farmland Partners, Inc. (3)	1,542	9,869
Forestar Group, Inc. (2)	591	10,218
Franklin Street Properties Corp.	2,668	19,183
Front Yard Residential Corp.	2,916	27,031
Gaming and Leisure Properties, Inc.	1,067	41,154
Hersha Hospitality Trust	1,758	30,132
HFF, Inc.	351	16,760
Highwoods Properties, Inc.	662	30,968
Hospitality Properties Trust	2,586	68,038
Host Hotels & Resorts, Inc.	14,338	270,988
Kilroy Realty Corp.	854	64,870
Kite Realty Group Trust	4,106	65,655
Lamar Advertising Co.	1,758	139,339
Lexington Realty Trust	5,018	45,463
Liberty Property Trust	234	11,330
Macerich Co./The	1,643	71,224
Maui Land & Pineapple Co., Inc. (2)	470	5,372
MedEquities Realty Trust, Inc. (2)	1,186	13,200
National Health Investors, Inc.	862	67,710
New Senior Investment Group, Inc.	10,820	58,969
Newmark Group, Inc.	1,353	11,284
Office Properties, Inc.ome Trust	197	5,445
Omega Healthcare Investors, Inc.	274	10,453
Pebblebrook Hotel Trust	1,507	46,807
Pennsylvania Real Estate Investment Trust	6,095	38,338
Piedmont Office Realty Trust, Inc.	7,550	157,418
PotlatchDeltic Corp.	1,029	38,886
Preferred Apartment Communities, Inc.	186	2,757
PS Business Parks, Inc.	1,149	180,198
Public Storage	1,271	276,798
Rayonier, Inc.	4,523	142,565
RE/MAX Holdings, Inc.	262	10,097
Realogy Holdings Corp.	1,215	13,851
Redfin Corp. (2)	1,201	24,344
Retail Properties of America, Inc.	8,081	98,507
Retail Value, Inc.	2,830	88,211
SBA Communications Corp. (2)	506	101,028
Simon Property Group, Inc.	6,218	1,132,982
SITE Centers Corp.	1,975	26,900
Spirit MTA REIT	7,432	48,234
STORE Capital Corp.	2,374	79,529
Summit Hotel Properties, Inc.	618	7,051
Tanger Factory Outlet Centers, Inc.	4,331	90,864
Tier REIT, Inc.	605	17,339
Trinity Place Holdings, Inc. (2)	3,358	13,432
UDR, Inc.	21,891	995,165
Urstadt Biddle Properties, Inc.	2,121	43,777
VEREIT, Inc.	12,425	103,997
Washington Prime Group, Inc.	468	2,644
WP Carey, Inc.	783	61,332

		6,642,062
Utilities - 5.8%
AES Corp./VA	28,117	508,355
ALLETE, Inc.	1,750	143,903
Ameren Corp.	11,901	875,319
American States Water Co.	1,478	105,381
Artesian Resources Corp.	295	10,995
Atlantic Power Corp. (2)	15,783	39,773
Atmos Energy Corp.	4,819	496,020
Black Hills Corp.	2,783	206,137
California Water Service Group	703	38,159
CenterPoint Energy, Inc.	30,967	950,687
Chesapeake Utilities Corp.	905	82,545
Consolidated Water Co., Ltd.	1,054	13,565
DTE Energy Co.	4,134	515,675
Exelon Corp.	24,825	1,244,477
IDACORP, Inc.	1,747	173,896
MDU Resources Group, Inc.	8,106	209,378
Middlesex Water Co.	108	6,047
National Fuel Gas Co.	2,616	159,471
New Jersey Resources Corp.	1,052	52,379
NextEra Energy, Inc. (5)	7,260	1,403,503
NorthWestern Corp.	12,079	850,482
NRG Energy, Inc.	11,062	469,914
OGE Energy Corp.	20,279	874,430
ONE Gas, Inc.	1,458	129,806

PNM Resources, Inc.		2,591	122,658
Portland General Electric Co.		11,038	572,210
Public Service Enterprise Group, Inc.		586	34,814
SJW Group		404	24,943
Southwest Gas Holdings, Inc.		2,436	200,385
UGI Corp.		16,769	929,338
Vistra Energy Corp.		6,659	173,308

			11,617,953

Total Common Stocks - Long	(Cost	$162,733,305)	182,605,059

Money Market Registered Investment Companies - 8.0%

Morgan Stanley Government Institutional Fund, 2.33% (4)		2,083	2,083
Meeder Institutional Prime Money Market Fund, 2.52% (6)		16,204,228	16,205,849

Total Money Market Registered Investment Companies	(Cost	$16,205,550)	16,207,932

Total Investments - Long - 98.8%	(Cost	$178,938,855)	198,812,991

Total Securities Sold Short - (33.1%)	(Proceeds Received	$66,643,464)	(66,570,274)

Other Assets less Liabilities - 34.3%			68,947,559

Total Net Assets - 100.0%			201,190,276

Common Stocks - Short - (33.1%)

Communication Services - (1.1%)
Activision Blizzard, Inc.	(5,225)	(237,894)
Boingo Wireless, Inc. (2)	(448)	(10,429)
Boston Omaha Corp. (2)	(607)	(15,139)
Cardlytics, Inc. (2)	(91)	(1,505)
Central European Media Enterprises, Ltd. (2)	(1,650)	(6,567)
Daily Journal Corp. (2)	(73)	(15,629)
Emerald Expositions Events, Inc.	(493)	(6,261)
Eros International PLC (2)	(715)	(6,535)
GCI Liberty, Inc. - Class A (2)	(2,719)	(151,204)
Iridium Communications, Inc. (2)	(316)	(8,355)
Liberty Broadband Corp. (2)	(6,197)	(568,513)
Liberty Media Corp-Liberty Formula One - Class C (2)	(5,682)	(199,154)
Liberty Media Corp-Liberty Formula One - Class A (2)	(740)	(25,190)
Madison Square Garden Co./The (2)	(471)	(138,064)
Match Group, Inc.	(2,794)	(158,168)
Meredith Corp.	(2,012)	(111,183)
Netflix, Inc. (2)	(812)	(289,527)
TechTarget, Inc. (2)	(208)	(3,384)
TrueCar, Inc. (2)	(7,684)	(51,022)
Twitter, Inc. (2)	(2,732)	(89,828)
World Wrestling Entertainment, Inc.	(92)	(7,984)
Zillow Group, Inc. (2)	(3,390)	(117,769)

		(2,219,304)

Consumer Discretionary - (2.7%)
Aptiv PLC	(10,794)	(858,015)
At Home Group, Inc. (2)	(693)	(12,377)
AutoNation, Inc. (2)	(1,238)	(44,221)
Belmond, Ltd. (2)	(2,089)	(52,079)
Big 5 Sporting Goods Corp.	(394)	(1,253)
Biglari Holdings, Inc. - Class A (2)	(2)	(1,471)
Boyd Gaming Corp.	(135)	(3,694)
Camping World Holdings, Inc.	(552)	(7,678)
CarMax, Inc. (2)	(2,422)	(169,056)
Carvana Co. (2)	(590)	(34,255)
Century Communities, Inc. (2)	(2,290)	(54,891)
Chegg, Inc. (2)	(738)	(28,133)
Conn's, Inc. (2)	(607)	(13,876)
Container Store Group, Inc./The (2)	(592)	(5,210)
Cooper Tire & Rubber Co.	(99)	(2,959)
Del Frisco's Restaurant Group, Inc. (2)	(1,036)	(6,641)
Del Taco Restaurants, Inc. (2)	(684)	(6,881)
Dillard's, Inc.	(117)	(8,426)
Dollar Tree, Inc. (2)	(2,328)	(244,533)
Drive Shack, Inc. (2)	(2,710)	(12,168)
Duluth Holdings, Inc. (2)	(152)	(3,624)
Fiesta Restaurant Group, Inc. (2)	(727)	(9,531)
Floor & Decor Holdings, Inc. (2)	(213)	(8,780)
Gaia, Inc. (2)	(1,008)	(9,223)

G-III Apparel Group, Ltd. (2)	(73)	(2,917)
GoPro, Inc. (2)	(7,037)	(45,741)
Green Brick Partners, Inc. (2)	(1,267)	(11,086)
GrubHub, Inc. (2)	(108)	(7,503)
Hasbro, Inc.	(52)	(4,421)
Installed Building Products, Inc. (2)	(470)	(22,795)
iRobot Corp. (2)	(18)	(2,118)
LGI Homes, Inc. (2)	(116)	(6,988)
Lithia Motors, Inc.	(43)	(3,988)
LKQ Corp. (2)	(10,966)	(311,215)
Lovesac Co./The (2)	(199)	(5,534)
Lumber Liquidators Holdings, Inc. (2)	(1,685)	(17,019)
Marriott Vacations Worldwide Corp.	(376)	(35,156)
Mattel, Inc. (2)	(7,677)	(99,801)
Mohawk Industries, Inc. (2)	(255)	(32,168)
Monro, Inc.	(312)	(26,994)
Motorcar Parts of America, Inc. (2)	(1,134)	(21,399)
Movado Group, Inc.	(169)	(6,148)
National Vision Holdings, Inc. (2)	(1,698)	(53,368)
New Home Co., Inc./The (2)	(1,527)	(7,269)
Noodles & Co. (2)	(201)	(1,367)
Party City Holdco, Inc. (2)	(1,741)	(13,824)
Pool Corp.	(1,794)	(295,956)
Potbelly Corp. (2)	(3,178)	(27,045)
Quotient Technology, Inc. (2)	(2,583)	(25,494)
Red Lion Hotels Corp. (2)	(671)	(5,422)
Red Rock Resorts, Inc.	(363)	(9,384)
Service Corp. International/US	(1,443)	(57,936)
ServiceMaster Global Holdings, Inc. (2)	(5,594)	(261,240)
Shake Shack, Inc. (2)	(1,488)	(88,015)
Skyline Champion Corp.	(412)	(7,828)
Sonic Automotive, Inc.	(795)	(11,774)
Sotheby's (2)	(2,653)	(100,151)
Tesla, Inc. (2)	(2,424)	(678,381)
Tiffany & Co.	(408)	(43,064)
Tile Shop Holdings, Inc.	(975)	(5,519)
Under Armour, Inc. - Class A (2)	(19,333)	(408,700)
Unifi, Inc. (2)	(207)	(4,005)
VF Corp.	(10,697)	(929,676)
Vista Outdoor, Inc. (2)	(311)	(2,491)
Visteon Corp. (2)	(229)	(15,423)
Wyndham Destinations, Inc.	(387)	(15,670)
Wynn Resorts, Ltd.	(346)	(41,285)

		(5,372,253)

Consumer Staples - (0.8%)
Alico, Inc.	(845)	(22,992)
Andersons, Inc./The	(1,978)	(63,751)
BJ's Wholesale Club Holdings, Inc. (2)	(1,891)	(51,813)
Bunge, Ltd.	(1,033)	(54,821)
Calavo Growers, Inc.	(1,268)	(106,322)
Campbell Soup Co.	(5,135)	(195,798)
Castle Brands, Inc. (2)	(4,512)	(3,143)
Chefs' Warehouse, Inc./The (2)	(241)	(7,483)
Coty, Inc.	(1,995)	(22,943)
Craft Brew Alliance, Inc. (2)	(268)	(3,747)
Dean Foods Co.	(1,024)	(3,103)
Farmer Brothers Co. (2)	(1,726)	(34,537)
Hain Celestial Group, Inc./The (2)	(3,503)	(80,989)
Kraft Heinz Co./The	(6,620)	(216,143)
Limoneira Co.	(2,032)	(47,813)
MGP Ingredients, Inc.	(638)	(49,222)
PriceSmart, Inc.	(1,329)	(78,252)
Primo Water Corp. (2)	(830)	(12,832)
Rite Aid Corp. (2)	(2,473)	(1,570)
Sanderson Farms, Inc.	(1,032)	(136,059)
Seaboard Corp.	(18)	(77,125)
Spectrum Brands Holdings, Inc.	(545)	(29,855)
Tootsie Roll Industries, Inc.	(3,721)	(138,570)
United Natural Foods, Inc. (2)	(1,135)	(15,005)
WD-40 Co.	(529)	(89,634)

		(1,543,522)

Energy - (0.2%)
Antero Resources Corp. (2)	(4,063)	(35,876)
Callon Petroleum Co. (2)	(7,324)	(55,296)
Centennial Resource Development, Inc./DE (2)	(1,144)	(10,056)
Era Group, Inc. (2)	(296)	(3,416)
Golar LNG, Ltd.	(709)	(14,953)
Halcon Resources Corp. (2)	(3,545)	(4,786)

Halliburton Co.	(1,528)	(44,770)
HighPoint Resources Corp. (2)	(1,544)	(3,412)
Jagged Peak Energy, Inc. (2)	(618)	(6,470)
Kosmos Energy, Ltd.	(1,338)	(8,336)
Matador Resources Co. (2)	(903)	(17,455)
McDermott International, Inc. (2)	(1,132)	(8,422)
Montage Resources Corp. (2)	(228)	(3,429)
NACCO Industries, Inc.	(58)	(2,217)
National Oilwell Varco, Inc.	(896)	(23,869)
Oil States International, Inc. (2)	(842)	(14,280)
Panhandle Oil and Gas, Inc.	(637)	(10,001)
Range Resources Corp.	(950)	(10,678)
Renewable Energy Group, Inc. (2)	(106)	(2,328)
REX American Resources Corp. (2)	(388)	(31,277)
Ring Energy, Inc. (2)	(253)	(1,485)
SemGroup Corp.	(3,811)	(56,174)
Smart Sand, Inc. (2)	(530)	(2,359)
Teekay Corp.	(1,194)	(4,680)
Tellurian, Inc. (2)	(554)	(6,205)
Tidewater, Inc. (2)	(313)	(7,258)
US Silica Holdings, Inc.	(1,308)	(22,707)

		(412,195)

Financials - (11.6%)
AGNC Investment Corp.	(47,843)	(861,174)
Allegiance Bancshares, Inc. (2)	(1,742)	(58,740)
Amalgamated Bank	(3,717)	(58,171)
Ambac Financial Group, Inc. (2)	(1,956)	(35,443)
American International Group, Inc.	(20,590)	(886,605)
Ameris Bancorp	(2,375)	(81,581)
Anworth Mortgage Asset Corp.	(31,789)	(128,428)
Arlington Asset Investment Corp.	(1,883)	(14,989)
ARMOUR Residential REIT, Inc.	(26,985)	(527,017)
Axos Financial, Inc. (2)	(4,835)	(140,022)
Banc of California, Inc.	(6,111)	(84,576)
Banco Latinoamericano de Comercio Exterior SA	(1,009)	(20,099)
Bank of Hawaii Corp.	(4,133)	(325,970)
Bank of Princeton/The	(664)	(21,069)
Bank OZK	(4,065)	(117,804)
Berkshire Hills Bancorp, Inc.	(8,025)	(218,601)
BGC Partners, Inc.	(26,707)	(141,814)
BlackRock, Inc.	(2,067)	(883,374)
Blackstone Mortgage Trust, Inc.	(12,452)	(430,341)
Boston Private Financial Holdings, Inc.	(1,190)	(13,042)
Bridge Bancorp, Inc.	(3,072)	(90,010)
Brookline Bancorp, Inc.	(2,944)	(42,394)
Business First Bancshares, Inc.	(1,221)	(29,963)
Cadence BanCorp	(2,848)	(52,830)
Camden National Corp.	(276)	(11,515)
Capstar Financial Holdings, Inc.	(223)	(3,220)
Capstead Mortgage Corp.	(5,532)	(47,520)
Carolina Financial Corp.	(2,376)	(82,186)
CenterState Bank Corp.	(4,422)	(105,288)
Century Bancorp, Inc./MA	(166)	(12,118)
Charles Schwab Corp./The	(2,058)	(88,000)
Chemical Financial Corp.	(227)	(9,343)
Chubb, Ltd.	(4,815)	(674,485)
Citizens, Inc./TX (2)	(4,209)	(28,074)
City Holding Co.	(3,199)	(243,732)
CNO Financial Group, Inc.	(13,418)	(217,103)
Cohen & Steers, Inc.	(1,012)	(42,777)
Colony Credit Real Estate, Inc.	(6,504)	(101,853)
Columbia Banking System, Inc.	(4,766)	(155,801)
Columbia Financial, Inc. (2)	(17,313)	(271,295)
Community Bank System, Inc.	(1,721)	(102,864)
County Bancorp, Inc.	(145)	(2,552)
CVB Financial Corp.	(21,843)	(459,795)
East West Bancorp, Inc.	(1,183)	(56,749)
Eaton Vance Corp.	(2,455)	(98,961)
Encore Capital Group, Inc. (2)	(589)	(16,038)
Enstar Group, Ltd. (2)	(1,163)	(202,362)
Equity Bancshares, Inc. (2)	(182)	(5,242)
EZCORP, Inc. - Class A (2)	(1,191)	(11,100)
FBL Financial Group, Inc.	(348)	(21,827)
FGL Holdings (2)	(1,913)	(15,055)
First Foundation, Inc.	(3,663)	(49,707)
First Horizon National Corp.	(8,458)	(118,243)
First Internet Bancorp	(912)	(17,629)
First Mid-Illinois Bancshares, Inc.	(1,500)	(49,980)
First of Long Island Corp./The	(3,250)	(71,273)
First Republic Bank/CA	(8,746)	(878,623)

Flagstar Bancorp, Inc.	(2,905)	(95,633)
Flushing Financial Corp.	(2,278)	(49,957)
Franklin Financial Network, Inc.	(483)	(14,012)
Franklin Resources, Inc.	(450)	(14,913)
GAIN Capital Holdings, Inc.	(2,913)	(18,294)
Glacier Bancorp, Inc.	(3,154)	(126,381)
Goldman Sachs Group, Inc./The	(4,606)	(884,306)
Goosehead Insurance, Inc.	(687)	(19,154)
HarborOne Bancorp, Inc. (2)	(2,805)	(48,246)
Hartford Financial Services Group, Inc./The	(13,750)	(683,650)
Heritage Financial Corp./WA	(4,552)	(137,197)
Home BancShares, Inc./AR	(1,433)	(25,178)
Horace Mann Educators Corp.	(601)	(21,161)
Howard Bancorp, Inc. (2)	(1,545)	(22,881)
Independent Bank Group, Inc.	(3,250)	(166,693)
Invesco, Ltd.	(9,494)	(183,329)
Jefferies Financial Group, Inc.	(9,998)	(187,862)
Kearny Financial Corp./MD	(4,377)	(56,332)
Kinsale Capital Group, Inc.	(208)	(14,263)
Lakeland Bancorp, Inc.	(6,540)	(97,642)
Lakeland Financial Corp.	(7,760)	(350,907)
LCNB Corp.	(270)	(4,631)
LegacyTexas Financial Group, Inc.	(1,630)	(60,946)
LendingClub Corp. (2)	(3,751)	(11,591)
Lincoln National Corp.	(2,554)	(149,920)
Live Oak Bancshares, Inc.	(670)	(9,789)
Markel Corp. (2)	(686)	(683,421)
MBIA, Inc. (2)	(3,127)	(29,769)
Meridian Bancorp, Inc.	(6,339)	(99,459)
Meta Financial Group, Inc.	(2,099)	(41,308)
Midland States Bancorp, Inc.	(1,030)	(24,782)
Moody's Corp.	(3,997)	(723,817)
National Bank Holdings Corp.	(628)	(20,887)
NBT Bancorp, Inc.	(987)	(35,542)
New York Community Bancorp, Inc.	(1,363)	(15,770)
New York Mortgage Trust, Inc.	(31,763)	(193,437)
NI Holdings, Inc. (2)	(475)	(7,600)
Northfield Bancorp, Inc.	(4,383)	(60,924)
Opus Bank	(1,843)	(36,491)
Orchid Island Capital, Inc.	(14,909)	(98,101)
Origin Bancorp, Inc.	(1,807)	(61,528)
Oritani Financial Corp.	(1,266)	(21,054)
Park National Corp.	(728)	(68,978)
Peapack Gladstone Financial Corp.	(195)	(5,113)
People's United Financial, Inc.	(6,134)	(100,843)
Pinnacle Financial Partners, Inc.	(8,880)	(485,736)
PRA Group, Inc. (2)	(1,876)	(50,296)
Prosperity Bancshares, Inc.	(11,130)	(768,638)
QCR Holdings, Inc.	(1,232)	(41,789)
Redwood Trust, Inc.	(11,855)	(191,458)
Reliant Bancorp, Inc.	(1,012)	(22,588)
RenaissanceRe Holdings, Ltd.	(1,431)	(205,349)
Republic First Bancorp, Inc. (2)	(9,371)	(49,198)
RLI Corp.	(6,758)	(484,887)
S&T Bancorp, Inc.	(1,184)	(46,804)
SB One Bancorp	(612)	(13,293)
Seacoast Banking Corp. of Florida (2)	(1,340)	(35,309)
SEI Investments Co.	(7,764)	(405,669)
ServisFirst Bancshares, Inc.	(14,932)	(504,104)
Signature Bank/New York NY	(804)	(102,968)
South State Corp.	(1,068)	(72,987)
Southside Bancshares, Inc.	(2,299)	(76,396)
Starwood Property Trust, Inc.	(13,700)	(306,195)
State Auto Financial Corp.	(1,221)	(40,195)
State Street Corp.	(9,434)	(620,852)
Sterling Bancorp/DE	(17,343)	(323,100)
SVB Financial Group (2)	(1,207)	(268,389)
Synovus Financial Corp.	(4,457)	(153,143)
Texas Capital Bancshares, Inc. (2)	(8,444)	(460,958)
TriState Capital Holdings, Inc. (2)	(3,252)	(66,438)
Triumph Bancorp, Inc. (2)	(531)	(15,606)
Trupanion, Inc. (2)	(647)	(21,183)
Two Harbors Investment Corp.	(23,317)	(315,479)
UMB Financial Corp.	(6,281)	(402,235)
United Fire Group, Inc.	(213)	(9,310)
United Insurance Holdings Corp.	(3,386)	(53,837)
Unum Group	(1,222)	(41,340)
Value Line, Inc.	(120)	(2,963)
Virtus Investment Partners, Inc.	(511)	(49,848)
Voya Financial, Inc.	(10,505)	(524,830)
Washington Federal, Inc.	(2,441)	(70,520)
Webster Financial Corp.	(2,500)	(126,675)

Westamerica Bancorporation	(6,080)	(375,744)
Western Alliance Bancorp (2)	(500)	(20,520)
WisdomTree Investments, Inc.	(4,863)	(34,333)
WSFS Financial Corp.	(1,305)	(50,373)

		(23,231,594)

Healthcare - (0.6%)
Acadia Healthcare Co., Inc. (2)	(1,217)	(35,670)
Accelerate Diagnostics, Inc. (2)	(549)	(11,540)
Agios Pharmaceuticals, Inc. (2)	(249)	(16,793)
Alder Biopharmaceuticals, Inc. (2)	(200)	(2,730)
Allakos, Inc. (2)	(208)	(8,424)
American Renal Associates Holdings, Inc. (2)	(494)	(3,033)
Antares Pharma, Inc. (2)	(726)	(2,200)
Apollo Medical Holdings, Inc. (2)	(64)	(1,172)
Axonics Modulation Technologies, Inc. (2)	(910)	(21,795)
Bluebird Bio, Inc. (2)	(24)	(3,776)
Castlight Health, Inc. (2)	(953)	(3,574)
Cerus Corp. (2)	(992)	(6,180)
Coherus Biosciences, Inc. (2)	(802)	(10,939)
Diplomat Pharmacy, Inc. (2)	(889)	(5,165)
Dynavax Technologies Corp. (2)	(172)	(1,257)
Flexion Therapeutics, Inc. (2)	(340)	(4,243)
Fluidigm Corp. (2)	(1,786)	(23,736)
Genesis Healthcare, Inc. (2)	(1,123)	(1,617)
GenMark Diagnostics, Inc. (2)	(461)	(3,268)
Genomic Health, Inc. (2)	(43)	(3,012)
GlycoMimetics, Inc. (2)	(879)	(10,952)
Guardant Health, Inc. (2)	(405)	(31,064)
Henry Schein, Inc. (2)	(6,813)	(409,529)
Heron Therapeutics, Inc. (2)	(144)	(3,519)
Immunomedics, Inc. (2)	(316)	(6,070)
Inovalon Holdings, Inc. (2)	(195)	(2,424)
Inspire Medical Systems, Inc. (2)	(621)	(35,260)
Insulet Corp. (2)	(1,701)	(161,748)
Intrexon Corp. (2)	(617)	(3,245)
Kiniksa Pharmaceuticals, Ltd. (2)	(179)	(3,233)
Liquidia Technologies, Inc. (2)	(235)	(2,674)
Neuronetics, Inc. (2)	(436)	(6,649)
Nuvectra Corp. (2)	(689)	(7,586)
OrthoPediatrics Corp. (2)	(77)	(3,406)
Pacific Biosciences of California, Inc. (2)	(8,402)	(60,746)
Patterson Cos., Inc.	(339)	(7,407)
PetIQ, Inc. (2)	(603)	(18,940)
Portola Pharmaceuticals, Inc. (2)	(53)	(1,839)
Quanterix Corp. (2)	(335)	(8,653)
Senseonics Holdings, Inc. (2)	(1,462)	(3,582)
Sientra, Inc. (2)	(341)	(2,926)
Surgery Partners, Inc. (2)	(193)	(2,177)
Tabula Rasa HealthCare, Inc. (2)	(249)	(14,049)
Teladoc Health, Inc. (2)	(841)	(46,760)
Tivity Health, Inc. (2)	(11)	(193)
Translate Bio, Inc. (2)	(141)	(1,437)
US Physical Therapy, Inc.	(309)	(32,454)
Vapotherm, Inc. (2)	(602)	(11,829)
Verastem, Inc. (2)	(407)	(1,205)
ViewRay, Inc. (2)	(1,066)	(7,878)
Vocera Communications, Inc. (2)	(829)	(26,221)
Wright Medical Group NV (2)	(3,860)	(121,397)

		(1,227,176)

Industrials - (6.3%)
3M Co.	(247)	(51,322)
AAON, Inc.	(2,298)	(106,122)
Actuant Corp.	(3,022)	(73,646)
Aegion Corp. (2)	(661)	(11,614)
Aerojet Rocketdyne Holdings, Inc. (2)	(2,449)	(87,013)
Air Lease Corp.	(2,805)	(96,352)
Allegiant Travel Co.	(227)	(29,390)
AMERCO	(48)	(17,832)
American Airlines Group, Inc.	(13,036)	(414,023)
American Woodmark Corp. (2)	(594)	(49,082)
AO Smith Corp.	(1,685)	(89,844)
Apogee Enterprises, Inc.	(598)	(22,419)
Arconic, Inc.	(617)	(11,791)
ASGN, Inc. (2)	(1,265)	(80,315)
Astec Industries, Inc.	(2,420)	(91,379)
Astronics Corp. (2)	(1,003)	(32,818)
Atlas Air Worldwide Holdings, Inc. (2)	(30)	(1,517)
Avis Budget Group, Inc. (2)	(790)	(27,539)

Axon Enterprise, Inc. (2)	(749)	(40,753)
Beacon Roofing Supply, Inc. (2)	(2,523)	(81,140)
Briggs & Stratton Corp.	(3,561)	(42,127)
BrightView Holdings, Inc. (2)	(1,290)	(18,576)
Brink's Co./The	(1,524)	(114,925)
BWX Technologies, Inc.	(2,038)	(101,044)
Caesarstone, Ltd.	(361)	(5,635)
CAI International, Inc. (2)	(208)	(4,826)
CH Robinson Worldwide, Inc.	(1,625)	(141,359)
Cimpress NV (2)	(243)	(19,472)
CIRCOR International, Inc. (2)	(1,062)	(34,621)
Colfax Corp. (2)	(1,801)	(53,454)
Copa Holdings SA	(129)	(10,399)
Covanta Holding Corp.	(4,225)	(73,135)
Cubic Corp.	(1,207)	(67,882)
Daseke, Inc. (2)	(1,145)	(5,828)
Dycom Industries, Inc. (2)	(744)	(34,179)
Echo Global Logistics, Inc. (2)	(3,135)	(77,685)
Energy Recovery, Inc. (2)	(4,030)	(35,182)
Equifax, Inc.	(1,035)	(122,648)
Evoqua Water Technologies Corp. (2)	(5,049)	(63,516)
FedEx Corp.	(4,991)	(905,417)
Fortive Corp.	(11,480)	(963,057)
Franklin Covey Co. (2)	(1,101)	(27,855)
FreightCar America, Inc. (2)	(1,203)	(7,410)
Gates Industrial Corp. PLC (2)	(12,835)	(184,054)
GATX Corp.	(1,846)	(140,979)
Genco Shipping & Trading, Ltd. (2)	(1,193)	(8,900)
Gencor Industries, Inc. (2)	(300)	(3,708)
General Dynamics Corp.	(4,909)	(830,996)
General Electric Co.	(68,791)	(687,222)
Gibraltar Industries, Inc. (2)	(1,168)	(47,432)
GP Strategies Corp. (2)	(595)	(7,229)
Graham Corp.	(224)	(4,397)
Granite Construction, Inc.	(1,716)	(74,045)
Greenbrier Cos., Inc./The	(1,054)	(33,970)
HC2 Holdings, Inc. (2)	(6,381)	(15,633)
Healthcare Services Group, Inc.	(2,123)	(70,038)
HEICO Corp.	(2,199)	(208,619)
Herc Holdings, Inc. (2)	(308)	(12,006)
Hertz Global Holdings, Inc. (2)	(1,933)	(33,576)
IHS Markit, Ltd. (2)	(7,196)	(391,318)
InnerWorkings, Inc. (2)	(1,603)	(5,803)
Insteel Industries, Inc.	(1,192)	(24,937)
JELD-WEN Holding, Inc. (2)	(185)	(3,267)
JetBlue Airways Corp. (2)	(1,189)	(19,452)
John Bean Technologies Corp.	(975)	(89,593)
KeyW Holding Corp./The (2)	(1,988)	(17,137)
Kirby Corp. (2)	(1,771)	(133,020)
Knight-Swift Transportation Holdings, Inc.	(2,218)	(72,484)
Kratos Defense & Security Solutions, Inc. (2)	(2,021)	(31,588)
Lindsay Corp.	(753)	(72,883)
Lydall, Inc. (2)	(512)	(12,012)
Macquarie Infrastructure Corp.	(295)	(12,160)
Manitex International, Inc. (2)	(1,562)	(11,949)
Manitowoc Co., Inc./The (2)	(1,725)	(28,307)
MasTec, Inc. (2)	(236)	(11,352)
Matthews International Corp.	(549)	(20,286)
Middleby Corp./The (2)	(831)	(108,055)
Mobile Mini, Inc.	(979)	(33,227)
MRC Global, Inc. (2)	(79)	(1,381)
Nielsen Holdings PLC	(4,009)	(94,893)
NN, Inc.	(1,360)	(10,186)
Orion Group Holdings, Inc. (2)	(2,107)	(6,152)
Pentair PLC	(16,916)	(752,931)
PGT Innovations, Inc. (2)	(1,187)	(16,440)
PICO Holdings, Inc. (2)	(2,811)	(27,829)
Pitney Bowes, Inc.	(2,920)	(20,060)
REV Group, Inc.	(1,779)	(19,480)
Rexnord Corp. (2)	(1,845)	(46,383)
Robert Half International, Inc.	(593)	(38,640)
Roper Technologies, Inc.	(2,926)	(1,000,604)
SiteOne Landscape Supply, Inc. (2)	(1,284)	(73,381)
Spartan Motors, Inc.	(243)	(2,146)
Stericycle, Inc. (2)	(5,863)	(319,064)
Sun Hydraulics Corp.	(2,204)	(102,508)
Sunrun, Inc. (2)	(257)	(3,613)
Team, Inc. (2)	(2,087)	(36,523)
Textainer Group Holdings, Ltd. (2)	(225)	(2,171)
TransDigm Group, Inc. (2)	(41)	(18,614)
TransUnion	(2,997)	(200,319)
Trinity Industries, Inc.	(6,793)	(147,612)

Triumph Group, Inc.	(337)	(6,423)
Tutor Perini Corp. (2)	(2,826)	(48,381)
Twin Disc, Inc. (2)	(402)	(6,693)
United Parcel Service, Inc. - Class B	(4,606)	(514,674)
Upwork, Inc. (2)	(2,343)	(44,845)
USG Corp.	(9,424)	(408,059)
Vivint Solar, Inc. (2)	(3,588)	(17,832)
Wabtec Corp.	(4,556)	(335,868)
WageWorks, Inc. (2)	(904)	(34,135)
Welbilt, Inc. (2)	(10,265)	(168,141)
Werner Enterprises, Inc.	(4,164)	(142,201)
Wesco Aircraft Holdings, Inc. (2)	(2,540)	(22,327)
Willdan Group, Inc. (2)	(520)	(19,276)
WillScot Corp. (2)	(4,404)	(48,840)
XPO Logistics, Inc. (2)	(2,021)	(108,609)

		(12,675,011)

Information Technology - (2.8%)
2U, Inc. (2)	(2,882)	(204,190)
3D Systems Corp. (2)	(1,295)	(13,934)
Adesto Technologies Corp. (2)	(1,190)	(7,200)
Aerohive Networks, Inc. (2)	(582)	(2,636)
Ambarella, Inc. (2)	(893)	(38,578)
Anaplan, Inc. (2)	(655)	(25,781)
Appfolio, Inc. (2)	(160)	(12,704)
Applied Optoelectronics, Inc. (2)	(242)	(2,952)
Aquantia Corp. (2)	(1,590)	(14,405)
Arlo Technologies, Inc. (2)	(529)	(2,185)
Asure Software, Inc. (2)	(279)	(1,705)
Automatic Data Processing, Inc.	(907)	(144,884)
AXT, Inc. (2)	(2,393)	(10,649)
Belden, Inc.	(388)	(20,836)
Black Knight, Inc. (2)	(1,034)	(56,353)
Blackbaud, Inc.	(450)	(35,879)
Box, Inc. (2)	(3,409)	(65,828)
Brightcove, Inc. (2)	(2,473)	(20,798)
Carbon Black, Inc. (2)	(706)	(9,849)
Carbonite, Inc. (2)	(1,544)	(38,307)
Ceridian HCM Holding, Inc. (2)	(2,532)	(129,892)
Cloudera, Inc. (2)	(2,185)	(23,904)
Cognex Corp.	(1,558)	(79,240)
Coherent, Inc. (2)	(199)	(28,202)
Conduent, Inc. (2)	(561)	(7,759)
CoreLogic, Inc./United States (2)	(426)	(15,873)
Cray, Inc. (2)	(442)	(11,514)
Digimarc Corp. (2)	(205)	(6,433)
Ebix, Inc.	(95)	(4,690)
Envestnet, Inc. (2)	(239)	(15,628)
Evo Payments, Inc. (2)	(2,636)	(76,576)
FARO Technologies, Inc. (2)	(1,008)	(44,261)
Finisar Corp. (2)	(615)	(14,250)
FireEye, Inc. (2)	(4,273)	(71,744)
First Solar, Inc. (2)	(2,687)	(141,981)
Fitbit, Inc. (2)	(4,808)	(28,463)
FleetCor Technologies, Inc. (2)	(970)	(239,192)
GoDaddy, Inc. (2)	(5,525)	(415,425)
Guidewire Software, Inc. (2)	(555)	(53,924)
Harmonic, Inc. (2)	(4,161)	(22,553)
II-VI, Inc. (2)	(607)	(22,605)
Impinj, Inc. (2)	(378)	(6,333)
Infinera Corp. (2)	(2,764)	(11,996)
Instructure, Inc. (2)	(80)	(3,770)
IPG Photonics Corp. (2)	(1,162)	(176,368)
Iteris, Inc. (2)	(1,868)	(7,790)
Itron, Inc. (2)	(1,739)	(81,124)
Knowles Corp. (2)	(3,587)	(63,239)
MACOM Technology Solutions Holdings, Inc. (2)	(1,409)	(23,544)
MaxLinear, Inc. (2)	(545)	(13,914)
Mesa Laboratories, Inc.	(43)	(9,912)
Microchip Technology, Inc.	(10,276)	(852,497)
NETGEAR, Inc. (2)	(614)	(20,336)
Nutanix, Inc. - Class A (2)	(777)	(29,324)
NVIDIA Corp.	(311)	(55,843)
Park City Group, Inc. (2)	(321)	(2,565)
Park Electrochemical Corp.	(3,700)	(58,090)
PDF Solutions, Inc. (2)	(1,775)	(21,921)
Plantronics, Inc.	(323)	(14,894)
Pluralsight, Inc. (2)	(1,465)	(46,499)
PROS Holdings, Inc. (2)	(835)	(35,270)
Pure Storage, Inc. (2)	(3,390)	(73,868)
Q2 Holdings, Inc. (2)	(1,976)	(136,858)

Rambus, Inc. (2)	(3,711)	(38,780)
Ribbon Communications, Inc. (2)	(2,552)	(13,143)
ServiceSource International, Inc. (2)	(1,846)	(1,701)
Splunk, Inc. (2)	(2,605)	(324,583)
Square, Inc. (2)	(3,358)	(251,581)
SVMK, Inc. (2)	(83)	(1,511)
Switch, Inc.	(4,342)	(44,766)
Synaptics, Inc. (2)	(32)	(1,272)
Telenav, Inc. (2)	(1,937)	(11,758)
Tenable Holdings, Inc. (2)	(1,160)	(36,726)
Trimble, Inc. (2)	(5,323)	(215,049)
TTM Technologies, Inc. (2)	(2,478)	(29,067)
Tucows, Inc. (2)	(404)	(32,797)
Twilio, Inc. (2)	(47)	(6,071)
Ultra Clean Holdings, Inc. (2)	(188)	(1,946)
Universal Display Corp.	(278)	(42,492)
ViaSat, Inc. (2)	(3,174)	(245,985)
Worldpay, Inc. (2)	(3,758)	(426,533)
Yext, Inc. (2)	(1,811)	(39,588)

		(5,695,066)

Materials - (1.6%)
Advanced Emissions Solutions, Inc.	(1,425)	(16,473)
AgroFresh Solutions, Inc. (2)	(1,592)	(5,317)
AK Steel Holding Corp. (2)	(1,942)	(5,341)
Albemarle Corp.	(3,091)	(253,400)
Allegheny Technologies, Inc. (2)	(4,030)	(103,047)
American Vanguard Corp.	(1,197)	(20,612)
Ardagh Group SA	(344)	(4,472)
Century Aluminum Co. (2)	(1,964)	(17,440)
Coeur Mining, Inc. (2)	(5,177)	(21,122)
Commercial Metals Co.	(884)	(15,099)
Compass Minerals International, Inc.	(246)	(13,375)
Crown Holdings, Inc. (2)	(7,089)	(386,847)
Element Solutions, Inc. (2)	(1,510)	(15,251)
Ferroglobe PLC Contingent Value Rights (2)(8)	(2,326)	0
Freeport-McMoRan, Inc.	(21,317)	(274,776)
GCP Applied Technologies, Inc. (2)	(3,133)	(92,737)
Graphic Packaging Holding Co.	(30,188)	(381,274)
Hecla Mining Co.	(10,206)	(23,474)
International Flavors & Fragrances, Inc.	(5,207)	(670,610)
Intrepid Potash, Inc. (2)	(1,262)	(4,783)
Kronos Worldwide, Inc.	(85)	(1,192)
Livent Corp. (2)	(1,871)	(22,976)
LSB Industries, Inc. (2)	(275)	(1,716)
Marrone Bio Innovations, Inc. (2)	(778)	(1,190)
Myers Industries, Inc.	(1,473)	(25,203)
Neenah, Inc.	(329)	(21,174)
Pan American Silver Corp.	(607)	(8,043)
Pan American Silver Corp. Contingent Value Rights (2)(8)	(3,148)	0
PH Glatfelter Co.	(2,386)	(33,690)
PQ Group Holdings, Inc. (2)	(409)	(6,205)
Ramaco Resources, Inc. (2)	(1,328)	(7,702)
Schweitzer-Mauduit International, Inc.	(3,951)	(152,983)
Scotts Miracle-Gro Co./The	(814)	(63,964)
Sealed Air Corp.	(5,449)	(250,981)
Sensient Technologies Corp.	(2,689)	(182,287)
Southern Copper Corp.	(169)	(6,706)
Summit Materials, Inc. (2)	(2,331)	(36,993)
Synalloy Corp.	(135)	(2,052)
TimkenSteel Corp. (2)	(3,844)	(41,746)
Trecora Resources (2)	(1,402)	(12,744)
Tronox, Ltd.	(1,548)	(20,356)
Universal Stainless & Alloy Products, Inc. (2)	(96)	(1,591)

		(3,226,944)

Real Estate Investment Trust - (1.0%)
Acadia Realty Trust	(1,301)	(35,478)
Brandywine Realty Trust	(3,484)	(55,256)
Brookfield Property REIT, Inc.	(7,376)	(151,134)
City Office REIT, Inc.	(1,550)	(17,531)
CorEnergy Infrastructure Trust, Inc.	(750)	(27,563)
Crown Castle International Corp.	(4,666)	(597,248)
Easterly Government Properties, Inc.	(3,512)	(63,251)
Equity Commonwealth	(8,424)	(275,381)
First Industrial Realty Trust, Inc.	(2,905)	(102,721)
Healthcare Trust of America, Inc. - Class A	(1,929)	(55,150)
Independence Realty Trust, Inc.	(867)	(9,355)
JBG SMITH Properties	(2,865)	(118,468)
Medical Properties Trust, Inc.	(3,313)	(61,324)

NorthStar Realty Europe Corp.		(1,535)	(26,648)
One Liberty Properties, Inc.		(600)	(17,400)
Rexford Industrial Realty, Inc.		(1,199)	(42,936)
RMR Group, Inc./The		(174)	(10,611)
Sabra Health Care REIT, Inc.		(13,554)	(263,896)
STAG Industrial, Inc.		(1,965)	(58,262)
Uniti Group, Inc.		(302)	(3,379)
VICI Properties, Inc.		(933)	(20,414)
Whitestone REIT		(659)	(7,921)

			(2,021,327)

Utilities - (4.4%)
Alliant Energy Corp.		(3,452)	(162,693)
Avangrid, Inc.		(14,261)	(718,041)
Avista Corp.		(2,217)	(90,055)
Consolidated Edison, Inc.		(4,592)	(389,448)
Edison International		(10,316)	(638,767)
El Paso Electric Co.		(250)	(14,705)
Entergy Corp.		(8,528)	(815,533)
FirstEnergy Corp.		(17,420)	(724,846)
Hawaiian Electric Industries, Inc.		(22,644)	(923,196)
NiSource, Inc.		(33,746)	(967,160)
Northwest Natural Holding Co.		(11,811)	(775,156)
Ormat Technologies, Inc.		(1,356)	(74,783)
Pattern Energy Group, Inc.		(4,299)	(94,578)
PPL Corp.		(461)	(14,632)
RGC Resources, Inc.		(239)	(6,336)
Sempra Energy		(7,811)	(983,092)
South Jersey Industries, Inc.		(16,344)	(524,152)
Southern Co./The		(18,440)	(952,979)
Spark Energy, Inc. - Class A		(710)	(6,326)
TerraForm Power, Inc.		(5,052)	(69,404)

			(8,945,882)

Total Securities Sold Short	(Proceeds Received	$66,643,464)	(66,570,274)

Trustee Deferred Compensation (7)

Meeder Balanced Fund		369	4,229
Meeder Dynamic Allocation Fund		851	9,293
Meeder Muirfield Fund		798	5,913
Meeder Conservative Allocation Fund		112	2,456

Total Trustee Deferred Compensation	(Cost	$22,149)	21,891

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	113	6/21/2019	10,545,160	85,659
Mini MSCI Emerging Markets Index Futures	53	6/21/2019	2,802,110	6,177
Russell 2000 Mini Index Futures	6	6/21/2019	463,140	1,769
Standard & Poors 500 Mini Futures	52	6/21/2019	7,378,280	39,002
E-mini Standard & Poors MidCap 400 Futures	10	6/21/2019	1,901,000	9,725

Total Futures Contracts	234		23,089,690	142,332

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (9)
Level 1 - Quoted Prices	$198,812,991	$142,332
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$198,812,991	$142,332

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of the security is on loan.

(4)	Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2019.

(5)	All or a portion of the security is held as collateral for securities sold short. The total fair value of this collateral on March 31, 2019 was $46,616,664.

(6)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2019.

(7)	Assets of affiliates to the Spectrum Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

March 31, 2019 (unaudited)

Global Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 41.4%

Communication Services - 3.6%
Alphabet, Inc. - Class A (2)	7	8,238
Alphabet, Inc. - Class C (2)	399	468,151
AMC Entertainment Holdings, Inc.	216	3,208
AMC Networks, Inc. (2)	218	12,374
AT&T, Inc.	5,976	187,407
Beasley Broadcast Group, Inc.	5	20
Cable One, Inc.	35	34,348
Comcast Corp. - Class A	1,239	49,535
Entravision Communications Corp.	7	23
Facebook, Inc. (2)	1,621	270,204
Fluent, Inc. (2)	88	495
Frontier Communications Corp. (2)	673	1,339
Gannett Co., Inc.	103	1,086
Gray Television, Inc. (2)	157	3,354
Liberty TripAdvisor Holdings, Inc. (2)	263	3,732
Marcus Corp./The	315	12,616
MDC Partners, Inc. (2)	219	493
Meet Group, Inc./The (2)	2	10
Nexstar Media Group, Inc.	187	20,265
Spok Holdings, Inc.	487	6,633
TEGNA, Inc.	550	7,755
Telephone & Data Systems, Inc.	662	20,343
T-Mobile US, Inc. (2)	2,667	184,290
Verizon Communications, Inc.	5,874	347,330
Viacom, Inc.	2,051	57,572
Walt Disney Co./The	3,052	338,864

		2,039,685

Consumer Discretionary - 4.1%
Aaron's, Inc.	3	158
Advance Auto Parts, Inc.	112	19,099
Amazon.com, Inc. (2)	301	536,006
American Eagle Outfitters, Inc.	188	4,168
Ascena Retail Group, Inc. (2)	31	33
Ascent Capital Group, Inc. (2)	392	295
AutoZone, Inc. (2)	7	7,169
Barnes & Noble Education, Inc. (2)	432	1,814
Bassett Furniture Industries, Inc.	254	4,168
BBX Capital Corp.	694	4,108
Beazer Homes USA, Inc. (2)	97	1,116
Best Buy Co., Inc.	550	39,083
Bloomin' Brands, Inc.	608	12,434
Brinker International, Inc.	114	5,059
Burlington Stores, Inc. (2)	20	3,134
Capri Holdings, Ltd. (2)	240	10,980
Cato Corp./The	8	120
Citi Trends, Inc.	64	1,236
Clarus Corp.	365	4,676
Core-Mark Holding Co., Inc.	2	74
Cracker Barrel Old Country Store, Inc.	114	18,424
Crocs, Inc. (2)	97	2,498
Darden Restaurants, Inc.	216	26,238
Deckers Outdoor Corp. (2)	65	9,554
Dick's Sporting Goods, Inc.	74	2,724
Dine Brands Global, Inc.	83	7,577
Dollar General Corp.	309	36,864
DR Horton, Inc.	4	166
El Pollo Loco Holdings, Inc. (2)	189	2,459
Ethan Allen Interiors, Inc.	268	5,127
Extended Stay America, Inc.	1,134	20,355
Five Below, Inc. (2)	107	13,295
Flexsteel Industries, Inc.	66	1,531
Foot Locker, Inc.	234	14,180
Ford Motor Co.	3,654	32,082

Garrett Motion, Inc. (2)	147	2,165
General Motors Co.	3,007	111,560
Genesco, Inc. (2)	26	1,184
Gentex Corp.	532	11,002
H&R Block, Inc.	235	5,626
Helen of Troy, Ltd. (2)	61	7,074
Home Depot, Inc./The	349	66,970
Hooker Furniture Corp.	94	2,710
J Alexander's Holdings, Inc. (2)	200	1,964
Jack in the Box, Inc.	48	3,891
K12, Inc. (2)	7	239
La-Z-Boy, Inc.	218	7,192
Lear Corp.	261	35,420
Liberty Expedia Holdings, Inc. (2)	602	25,766
Lululemon Athletica, Inc. (2)	217	35,560
Macy's, Inc.	465	11,174
McDonald's Corp.	792	150,401
MDC Holdings, Inc.	193	5,609
Norwegian Cruise Line Holdings, Ltd. (2)	43	2,363
NVR, Inc. (2)	8	22,136
Office Depot, Inc.	791	2,871
PulteGroup, Inc.	156	4,362
Rent-A-Center, Inc./TX (2)	48	1,002
Ross Stores, Inc.	1,492	138,905
RTW RetailWinds, Inc. (2)	66	158
Ruth's Hospitality Group, Inc.	53	1,356
Speedway Motorsports, Inc.	200	2,894
Starbucks Corp.	3,395	252,384
Target Corp.	2,619	210,201
Texas Roadhouse, Inc.	38	2,363
TJX Cos., Inc./The	4,349	231,410
Toll Brothers, Inc.	38	1,376
Tower International, Inc.	134	2,818
Town Sports International Holdings, Inc. (2)	129	614
Tupperware Brands Corp.	296	7,572
Turtle Beach Corp. (2)	24	273
Yum China Holdings, Inc.	926	41,587
Yum! Brands, Inc.	1,069	106,697
ZAGG, Inc. (2)	243	2,204

		2,369,057

Consumer Staples - 1.7%
Coca-Cola Consolidated, Inc.	6	1,727
Hershey Co./The	34	3,904
Kroger Co./The	1,617	39,778
Lamb Weston Holdings, Inc.	107	8,019
Lancaster Colony Corp.	3	470
McCormick & Co., Inc./MD	553	83,298
Molson Coors Brewing Co.	807	48,138
Natural Health Trends Corp.	40	518
PepsiCo, Inc.	2,628	322,061
Procter & Gamble Co./The	880	91,564
Simply Good Foods Co./The (2)	35	721
SpartanNash Co.	99	1,571
TreeHouse Foods, Inc. (2)	271	17,493
Turning Point Brands, Inc.	18	830
Tyson Foods, Inc.	949	65,889
Walgreens Boots Alliance, Inc.	2,276	144,003
Walmart, Inc.	1,580	154,097
Weis Markets, Inc.	34	1,388

		985,469

Energy - 3.4%
Adams Resources & Energy, Inc.	25	977
Arch Coal, Inc. - Class A	44	4,016
Archrock, Inc.	1,280	12,518
Baker Hughes a GE Co.	573	15,884
Berry Petroleum Corp.	210	2,423
C&J Energy Services, Inc. (2)	597	9,265
Cabot Oil & Gas Corp.	725	18,923
Cactus, Inc. (2)	274	9,754
Chevron Corp.	1,684	207,435
Cimarex Energy Co.	159	11,114
ConocoPhillips	3,570	238,262
CONSOL Energy, Inc. (2)	61	2,087

CVR Energy, Inc.	161	6,633
Delek US Holdings, Inc.	299	10,890
EOG Resources, Inc.	382	36,359
Evolution Petroleum Corp.	364	2,457
Exxon Mobil Corp.	3,901	315,201
Gulfport Energy Corp. (2)	97	778
Hallador Energy Co.	176	926
HollyFrontier Corp.	348	17,146
Independence Contract Drilling, Inc. (2)	23	64
Keane Group, Inc. (2)	473	5,151
Mammoth Energy Services, Inc.	287	4,779
Marathon Oil Corp.	2,803	46,838
Marathon Petroleum Corp.	3,266	195,470
Matrix Service Co. (2)	346	6,775
Midstates Petroleum Co., Inc. (2)	259	2,530
Newpark Resources, Inc. (2)	73	669
Occidental Petroleum Corp.	3,283	217,335
ONEOK, Inc.	1,842	128,645
Overseas Shipholding Group, Inc. (2)	123	282
Pacific Ethanol, Inc. (2)	350	343
Par Pacific Holdings, Inc. (2)	478	8,513
PBF Energy, Inc.	405	12,612
Peabody Energy Corp.	329	9,321
Phillips 66	2,188	208,232
Profire Energy, Inc. (2)	5	9
ProPetro Holding Corp. (2)	389	8,768
Renewable Energy Group, Inc. (2)	42	922
RigNet, Inc. (2)	7	68
SEACOR Holdings, Inc. (2)	54	2,283
SilverBow Resources, Inc. (2)	9	207
Southwestern Energy Co. (2)	355	1,665
Talos Energy, Inc. (2)	155	4,117
Valero Energy Corp.	1,683	142,769
W&T Offshore, Inc. (2)	691	4,768
Westmoreland Coal Co. (2)	539	9
World Fuel Services Corp.	174	5,027

		1,941,219

Financials - 3.8%
Ally Financial, Inc.	2,766	76,037
Arbor Realty Trust, Inc.	599	7,769
Ares Commercial Real Estate Corp.	588	8,932
Atlantic Capital Bancshares, Inc. (2)	70	1,248
Bancorp, Inc./The (2)	160	1,293
Bank of America Corp.	10,149	280,011
Bank of NT Butterfield & Son, Ltd./The	525	18,837
BB&T Corp.	4,167	193,891
Berkshire Hathaway, Inc. - Class B (2)	2,177	437,338
Blue Hills Bancorp, Inc.	162	3,872
BSB Bancorp, Inc./MA (2)	70	2,299
Cannae Holdings, Inc. (2)	308	7,472
Central Valley Community Bancorp	11	215
CIT Group, Inc.	645	30,941
Citigroup, Inc.	2,638	164,136
Cowen, Inc. (2)	453	6,564
Discover Financial Services	1,836	130,650
eHealth, Inc. (2)	28	1,746
Essent Group, Ltd. (2)	306	13,296
Exantas Capital Corp.	52	553
Fidelity Southern Corp.	369	10,107
Fifth Third Bancorp	5,644	142,342
First BanCorp/Puerto Rico	605	6,933
FirstCash, Inc.	39	3,374
Genworth Financial, Inc. (2)	416	1,593
Health Insurance Innovations, Inc. - Class A (2)	75	2,012
Hilltop Holdings, Inc.	420	7,665
IBERIABANK Corp.	269	19,290
JPMorgan Chase & Co.	1,542	156,097
KeyCorp	3,809	59,992
Ladder Capital Corp.	766	13,037
LPL Financial Holdings, Inc.	271	18,875
Medley Management, Inc.	40	137
Mercantile Bank Corp.	7	229
Mercury General Corp.	65	3,255
MGIC Investment Corp. (2)	351	4,630
Mr Cooper Group, Inc. (2)	633	6,070

National General Holdings Corp.	92	2,183
Navient Corp.	558	6,456
NewStar Financial Contingent Value Rights (2)(6)	34	0
Nicolet Bankshares, Inc. (2)	14	834
NMI Holdings, Inc. - Class A (2)	65	1,682
Northeast Bancorp	16	331
Northrim BanCorp, Inc.	82	2,822
OFG Bancorp	155	3,067
Old Republic International Corp.	430	8,996
Old Second Bancorp, Inc.	38	478
OneMain Holdings, Inc.	278	8,827
Oppenheimer Holdings, Inc.	436	11,345
PennyMac Financial Services, Inc.	490	10,898
PennyMac Mortgage Investment Trust	77	1,595
Piper Jaffray Cos.	92	6,700
Popular, Inc.	793	41,339
Pzena Investment Management, Inc.	458	3,705
Radian Group, Inc.	1,216	25,220
Safety Insurance Group, Inc.	139	12,112
Santander Consumer USA Holdings, Inc.	1,010	21,341
Siebert Financial Corp. (2)	2	24
Silvercrest Asset Management Group, Inc.	80	1,140
Stewart Information Services Corp.	427	18,229
SunTrust Banks, Inc.	25	1,481
TCF Financial Corp.	2,797	57,870
TD Ameritrade Holding Corp.	1,556	77,784
TriCo Bancshares	130	5,108
United Security Bancshares/Fresno CA	134	1,420
Universal Insurance Holdings, Inc.	181	5,611
Walker & Dunlop, Inc.	191	9,724
Wins Finance Holdings, Inc. (2)	37	907

		2,191,967

Healthcare - 8.0%
Abbott Laboratories	947	75,703
AbbVie, Inc.	1,210	97,514
Aeglea BioTherapeutics, Inc. (2)	146	1,175
Agilent Technologies, Inc.	96	7,716
Aldeyra Therapeutics, Inc. (2)	202	1,824
Alexion Pharmaceuticals, Inc. (2)	775	104,765
Allergan PLC	1,328	194,432
Allscripts Healthcare Solutions, Inc. (2)	634	6,048
AMAG Pharmaceuticals, Inc. (2)	104	1,340
Amedisys, Inc. (2)	30	3,698
AmerisourceBergen Corp.	353	28,071
Amgen, Inc.	1,164	221,137
Amneal Pharmaceuticals, Inc. (2)	112	1,587
Amphastar Pharmaceuticals, Inc. (2)	404	8,254
Aquestive Therapeutics, Inc. (2)	46	318
Aratana Therapeutics, Inc. (2)	16	58
Arena Pharmaceuticals, Inc. (2)	72	3,228
ArQule, Inc. (2)	400	1,916
Array BioPharma, Inc. (2)	834	20,333
Arrowhead Pharmaceuticals, Inc. (2)	194	3,560
Assertio Therapeutics, Inc. (2)	118	598
Avid Bioservices, Inc. (2)	458	1,947
Baxter International, Inc.	801	65,129
Biogen, Inc. (2)	661	156,247
BioSpecifics Technologies Corp. (2)	132	8,228
BioTelemetry, Inc. (2)	85	5,323
Bristol-Myers Squibb Co.	449	21,422
Bruker Corp.	722	27,754
Cardinal Health, Inc.	1,344	64,714
CareDx, Inc. (2)	178	5,611
Catalent, Inc. (2)	579	23,502
Celcuity, Inc. (2)	1	22
Celgene Corp. (2)	951	89,717
Cellular Biomedicine Group, Inc. (2)	91	1,574
Cerner Corp. (2)	1,507	86,215
Chemed Corp.	60	19,204
ChemoCentryx, Inc. (2)	156	2,167
Collegium Pharmaceutical, Inc. (2)	79	1,196
Computer Programs & Systems, Inc.	49	1,455
CONMED Corp.	125	10,398
Corium International Contingent Value Rights (2)(6)	22	0
Danaher Corp.	31	4,093

DexCom, Inc. (2)	18	2,144
Durect Corp. (2)	457	286
Eli Lilly & Co.	1,124	145,850
Emergent BioSolutions, Inc. (2)	194	9,801
Enanta Pharmaceuticals, Inc. (2)	37	3,534
Endo International PLC (2)	625	5,019
Ensign Group, Inc./The	31	1,587
Evolus, Inc. (2)	41	925
Exact Sciences Corp. (2)	208	18,017
Exelixis, Inc. (2)	595	14,161
Fate Therapeutics, Inc. (2)	82	1,441
Fennec Pharmaceuticals, Inc. (2)	246	1,193
FibroGen, Inc. (2)	93	5,055
FONAR Corp. (2)	153	3,132
Genomic Health, Inc. (2)	75	5,254
Gilead Sciences, Inc.	2,674	173,837
Glaukos Corp. (2)	22	1,724
Harvard Bioscience, Inc. (2)	70	302
HCA Healthcare, Inc.	1,445	188,399
Hill-Rom Holdings, Inc.	497	52,612
HMS Holdings Corp. (2)	47	1,392
Horizon Pharma Plc (2)	460	12,158
IDEXX Laboratories, Inc. (2)	86	19,230
Immune Design Corp. (2)	22	129
Incyte Corp. (2)	495	42,575
Innoviva, Inc. (2)	382	5,359
Integer Holdings Corp. (2)	136	10,257
Intersect ENT, Inc. (2)	148	4,758
Invitae Corp. (2)	359	8,408
Ionis Pharmaceuticals, Inc. (2)	32	2,597
Jazz Pharmaceuticals PLC (2)	44	6,290
Johnson & Johnson	2,351	328,646
Kindred Biosciences, Inc. (2)	295	2,705
Lantheus Holdings, Inc. (2)	125	3,060
LHC Group, Inc. (2)	17	1,885
LivaNova PLC (2)	22	2,140
Luminex Corp.	131	3,014
Masimo Corp. (2)	127	17,562
Medtronic PLC	2,948	268,504
Merck & Co., Inc.	4,066	338,169
Meridian Bioscience, Inc.	91	1,603
Minerva Neurosciences, Inc. (2)	5	39
Mirati Therapeutics, Inc. (2)	59	4,325
Molina Healthcare, Inc. (2)	38	5,394
Mylan NV (2)	1,829	51,834
Natera, Inc. (2)	100	2,062
Natus Medical, Inc. (2)	20	508
NextGen Healthcare, Inc. (2)	29	488
Omnicell, Inc. (2)	25	2,021
OPKO Health, Inc. (2)	307	801
Orthofix Medical, Inc. (2)	119	6,713
Pacira BioSciences, Inc. (2)	160	6,090
PDL BioPharma, Inc. (2)	680	2,530
Perrigo Co. PLC	436	20,998
Pfenex, Inc. (2)	93	575
Pfizer, Inc.	7,984	339,080
Phibro Animal Health Corp.	223	7,359
Premier, Inc. - Class A (2)	453	15,624
Ra Pharmaceuticals, Inc. (2)	129	2,890
Reata Pharmaceuticals, Inc. (2)	21	1,795
Recro Pharma, Inc. (2)	106	621
Regeneron Pharmaceuticals, Inc. (2)	466	191,349
REGENXBIO, Inc. (2)	61	3,496
Repligen Corp. (2)	156	9,216
ResMed, Inc.	564	58,639
RTI Surgical Holdings, Inc. (2)	28	168
Sarepta Therapeutics, Inc. (2)	143	17,044
SeaSpine Holdings Corp. (2)	67	1,010
Seattle Genetics, Inc. (2)	218	15,966
SIGA Technologies, Inc. (2)	264	1,587
Simulations Plus, Inc.	17	359
Spark Therapeutics, Inc. (2)	26	2,961
Spring Bank Pharmaceuticals, Inc. (2)	39	409
STERIS PLC	264	33,800
Stryker Corp.	517	102,118
Supernus Pharmaceuticals, Inc. (2)	13	456
Surface Oncology, Inc. (2)	168	801

Tactile Systems Technology, Inc. (2)	6	316
Tandem Diabetes Care, Inc. (2)	113	7,176
Tocagen, Inc. (2)	166	1,804
United Therapeutics Corp. (2)	191	22,418
UnitedHealth Group, Inc.	622	153,796
Vanda Pharmaceuticals, Inc. (2)	218	4,011
Varex Imaging Corp. (2)	128	4,337
Varian Medical Systems, Inc. (2)	165	23,384
Veeva Systems, Inc. (2)	113	14,335
Veracyte, Inc. (2)	150	3,753
Vericel Corp. (2)	203	3,555
Vertex Pharmaceuticals, Inc. (2)	1,079	198,482
Vital Therapies, Inc. (2)	224	44
Waters Corp. (2)	21	5,286
West Pharmaceutical Services, Inc.	42	4,628
X4 Pharmaceuticals, Inc. (2)	8	139
Zimmer Biomet Holdings, Inc.	237	30,265
Zoetis, Inc.	988	99,462

		4,582,224

Industrials - 3.7%
ACCO Brands Corp.	786	6,728
AGCO Corp.	37	2,573
Allison Transmission Holdings, Inc.	991	44,516
Ameresco, Inc. - Class A (2)	91	1,472
Armstrong World Industries, Inc.	235	18,664
Atkore International Group, Inc. (2)	240	5,167
AZZ, Inc.	47	1,924
Boeing Co./The	185	70,563
Casella Waste Systems, Inc. (2)	80	2,845
Comfort Systems USA, Inc.	232	12,154
Commercial Vehicle Group, Inc. (2)	156	1,197
Copart, Inc. (2)	595	36,051
CSW Industrials, Inc.	11	630
CSX Corp.	3,019	225,882
Cummins, Inc.	976	154,081
Eagle Bulk Shipping, Inc. (2)	44	205
EMCOR Group, Inc.	92	6,723
Federal Signal Corp.	24	624
Global Brass & Copper Holdings, Inc.	276	9,505
Graco, Inc.	969	47,985
GrafTech International, Ltd.	200	2,558
Great Lakes Dredge & Dock Corp. (2)	149	1,328
HD Supply Holdings, Inc. (2)	7	303
Heidrick & Struggles International, Inc.	52	1,993
Heritage-Crystal Clean, Inc. (2)	114	3,129
Herman Miller, Inc.	27	950
Hillenbrand, Inc.	268	11,130
HNI Corp.	200	7,258
Hurco Cos., Inc.	116	4,678
Hyster-Yale Materials Handling, Inc.	16	998
ICF International, Inc.	33	2,511
Illinois Tool Works, Inc.	213	30,572
Ingersoll-Rand PLC	654	70,599
Insperity, Inc.	21	2,597
Kansas City Southern	142	16,469
KBR, Inc.	114	2,176
Kelly Services, Inc. - Class A	63	1,390
Kforce, Inc.	34	1,194
Kimball International, Inc. - Class B	364	5,147
Landstar System, Inc.	333	36,427
Lincoln Electric Holdings, Inc.	114	9,561
LSC Communications, Inc.	487	3,180
LSI Industries, Inc.	177	466
ManpowerGroup, Inc.	251	20,755
Masonite International Corp. (2)	185	9,230
Matson, Inc.	259	9,347
Miller Industries, Inc./TN	271	8,360
Moog, Inc.	23	2,000
MSC Industrial Direct Co., Inc.	479	39,618
Mueller Industries, Inc.	197	6,174
NCI Building Systems, Inc. (2)	219	1,349
Norfolk Southern Corp.	1,170	218,661
Old Dominion Freight Line, Inc.	417	60,211
Oshkosh Corp.	336	25,244

PACCAR, Inc.	775	52,809
Park-Ohio Holdings Corp.	70	2,267
Quad/Graphics, Inc.	123	1,464
Quanta Services, Inc.	289	10,907
Radiant Logistics, Inc. (2)	155	977
RR Donnelley & Sons Co.	673	3,177
Rush Enterprises, Inc.	81	3,387
Southwest Airlines Co.	3,420	177,532
Steelcase, Inc. - Class A	313	4,554
Sterling Construction Co., Inc. (2)	186	2,329
Timken Co./The	673	29,356
Toro Co./The	329	22,648
Triton International, Ltd./Bermuda	329	10,232
TrueBlue, Inc. (2)	101	2,388
Union Pacific Corp.	1,672	279,558
US Xpress Enterprises, Inc. (2)	162	1,071
Vectrus, Inc. (2)	166	4,414
Veritiv Corp. (2)	38	1,000
Waste Management, Inc.	2,062	214,262
Willis Lease Finance Corp. (2)	16	678
YRC Worldwide, Inc. (2)	101	676

		2,092,738

Information Technology - 9.2%
A10 Networks, Inc. (2)	7	50
ACI Worldwide, Inc. (2)	419	13,773
Adobe, Inc. (2)	669	178,282
Advanced Micro Devices, Inc. (2)	348	8,881
Amkor Technology, Inc. (2)	870	7,430
Anixter International, Inc. (2)	14	786
Apple, Inc.	3,936	747,643
ARRIS International PLC (2)	136	4,299
Arrow Electronics, Inc. (2)	213	16,414
Avaya Holdings Corp. (2)	514	8,651
Avnet, Inc.	954	41,375
AVX Corp.	178	3,087
Benchmark Electronics, Inc.	704	18,480
Benefitfocus, Inc. (2)	27	1,337
Booz Allen Hamilton Holding Corp.	640	37,210
Broadcom, Inc.	565	169,901
Cadence Design Systems, Inc. (2)	350	22,229
CDK Global, Inc.	269	15,823
Ciena Corp. (2)	798	29,797
Cisco Systems, Inc.	7,092	382,897
Citrix Systems, Inc.	527	52,521
CommVault Systems, Inc. (2)	21	1,360
Comtech Telecommunications Corp.	237	5,503
Corning, Inc.	8	265
Dell Technologies, Inc. - Class C (2)	49	2,876
Digi International, Inc. (2)	302	3,826
Diodes, Inc. (2)	276	9,577
Dolby Laboratories, Inc.	394	24,810
Euronet Worldwide, Inc. (2)	147	20,961
EVERTEC, Inc.	201	5,590
F5 Networks, Inc. (2)	172	26,992
Fabrinet (2)	153	8,011
Hackett Group, Inc./The	48	758
Hewlett Packard Enterprise Co.	4,160	64,189
HP, Inc.	8,740	169,818
Immersion Corp. (2)	77	649
Information Services Group, Inc. (2)	45	168
Insight Enterprises, Inc. (2)	255	14,040
Integrated Device Technology, Inc. (2)	29	1,421
Intel Corp.	4,308	231,340
International Business Machines Corp.	9	1,270
Intuit, Inc.	887	231,871
j2 Global, Inc.	129	11,171
Jabil, Inc.	584	15,529
Juniper Networks, Inc.	3,021	79,966
Keysight Technologies, Inc. (2)	373	32,526
KLA-Tencor Corp.	447	53,376
Lam Research Corp.	589	105,437
Lattice Semiconductor Corp. (2)	129	1,539
Leidos Holdings, Inc.	550	35,250
LivePerson, Inc. (2)	7	203

LiveRamp Holdings, Inc. (2)	27	1,473
LogMeIn, Inc.	304	24,350
Majesco (2)	43	303
Majesco Contingent Value Rights (2)(6)	43	0
Mastercard, Inc.	1,249	294,077
MAXIMUS, Inc.	66	4,685
Micron Technology, Inc. (2)	5,420	224,009
Microsoft Corp.	6,698	789,962
MicroStrategy, Inc. (2)	55	7,934
Mitek Systems, Inc. (2)	99	1,212
Monotype Imaging Holdings, Inc.	345	6,862
Motorola Solutions, Inc.	404	56,730
Napco Security Technologies, Inc. (2)	100	2,074
NIC, Inc.	185	3,162
NVE Corp.	9	881
Oracle Corp.	3,559	191,154
Paychex, Inc.	437	35,047
PC Connection, Inc.	142	5,207
Photronics, Inc. (2)	595	5,623
Presidio, Inc.	520	7,696
Progress Software Corp.	475	21,076
Sanmina Corp. (2)	133	3,837
Semtech Corp. (2)	196	9,978
SMART Global Holdings, Inc. (2)	131	2,515
SPS Commerce, Inc. (2)	18	1,909
Symantec Corp.	1,466	33,703
Synopsys, Inc. (2)	837	96,381
Tech Data Corp. (2)	176	18,024
Teradyne, Inc.	723	28,804
Texas Instruments, Inc.	2,393	253,826
Trade Desk, Inc./The (2)	48	9,502
Unisys Corp. (2)	306	3,571
Verint Systems, Inc. (2)	47	2,813
Versum Materials, Inc.	24	1,207
Vishay Intertechnology, Inc.	14	259
Xerox Corp.	979	31,308
Xilinx, Inc.	1,071	135,792
Xperi Corp.	100	2,340
Zix Corp. (2)	237	1,631

		5,242,075

Materials - 0.8%
Cleveland-Cliffs, Inc.	143	1,429
Domtar Corp.	86	4,270
Eagle Materials, Inc.	272	22,930
FutureFuel Corp.	277	3,712
Ingevity Corp. (2)	45	4,752
International Paper Co.	1,581	73,153
LyondellBasell Industries NV	2,219	186,574
Mosaic Co./The	661	18,052
Nucor Corp.	1,409	82,215
Olin Corp.	33	764
Reliance Steel & Aluminum Co.	96	8,665
Schnitzer Steel Industries, Inc.	29	696
Steel Dynamics, Inc.	483	17,035
Stepan Co.	13	1,138
Tredegar Corp.	95	1,533
Trinseo SA	234	10,600
Valvoline, Inc.	32	594
Verso Corp. (2)	78	1,671

		439,783

Real Estate Investment Trust - 1.6%
American Assets Trust, Inc.	104	4,769
American Campus Communities, Inc.	19	904
American Tower Corp.	309	60,892
Camden Property Trust	73	7,410
CatchMark Timber Trust, Inc.	680	6,678
CoreCivic, Inc.	355	6,905
Essex Property Trust, Inc.	657	190,031
Farmland Partners, Inc.	102	653
Front Yard Residential Corp.	211	1,956
Gaming and Leisure Properties, Inc.	316	12,188
Gladstone Commercial Corp.	267	5,546
Hospitality Properties Trust	984	25,889

Host Hotels & Resorts, Inc.		2,838	53,638
Kilroy Realty Corp.		125	9,495
Lamar Advertising Co.		555	43,989
Maui Land & Pineapple Co., Inc. (2)		17	194
Pennsylvania Real Estate Investment Trust		371	2,334
Piedmont Office Realty Trust, Inc.		1,977	41,220
PS Business Parks, Inc.		163	25,563
RAIT Financial Trust (2)		104	185
Rayonier, Inc.		514	16,201
Redfin Corp. (2)		58	1,176
Retail Properties of America, Inc.		864	10,532
Retail Value, Inc.		161	5,018
SBA Communications Corp. (2)		37	7,387
Simon Property Group, Inc.		1,190	216,830
Tanger Factory Outlet Centers, Inc.		672	14,099
Trinity Place Holdings, Inc. (2)		331	1,324
UDR, Inc.		3,725	169,339
Urstadt Biddle Properties, Inc.		101	2,085

			944,430

Utilities - 1.5%
AES Corp./VA		3,711	67,095
ALLETE, Inc.		111	9,128
Ameren Corp.		1,387	102,014
Atlantic Power Corp. (2)		432	1,089
Black Hills Corp.		329	24,369
Eversource Energy		51	3,618
Exelon Corp.		4,288	214,957
National Fuel Gas Co.		110	6,706
NextEra Energy, Inc.		922	178,241
NorthWestern Corp.		45	3,168
NRG Energy, Inc.		536	22,769
OGE Energy Corp.		1,032	44,500
Portland General Electric Co.		701	36,340
Southwest Gas Holdings, Inc.		10	823
UGI Corp.		2,475	137,136

			851,953

Total Common Stocks	(Cost	$21,323,522)	23,680,600

Registered Investment Companies - 16.2%

American Beacon SiM High Yield Opportunities Fund - Class I		30,464	287,887
Baird Core Plus Bond Fund - Class I		28,661	319,284
Dodge & Cox Income Fund		28,677	391,149
DoubleLine Total Return Bond Fund - Class I		37,037	389,999
Frost Total Return Bond Fund - Class I		37,475	387,866
Guggenheim Total Return Bond Fund - Class I		14,401	385,653
iShares Core MSCI EAFE ETF (7)		42,298	2,570,449
iShares Core MSCI Emerging Markets ETF (7)		12,312	636,654
iShares Core U.S. Aggregate Bond ETF (7)		904	98,599
iShares iBoxx High Yield Corporate Bond ETF (7)		4,555	393,871
iShares JP Morgan USD Emerging Markets Bond ETF (7)		4,548	500,553
Lord Abbett High Yield Fund - Class I		50,245	368,295
Payden Emerging Markets Bond Fund - Class I		26,377	350,821
PGIM Total Return Bond Fund - Class R6		15,308	219,827
PIMCO Investment Grade Credit Bond Fund - Class I		11,240	116,329
Pioneer Bond Fund - Class Y		41,442	393,696
Segall Bryant & Hamill Plus Bond Fund - Class I		22,799	238,934
SPDR Bloomberg Barclays High Yield Bond ETF (7)		10,974	394,735
TCW Emerging Markets Income Fund - Class I		84,698	691,133
Vanguard Intermediate-Term Corporate Bond ETF (7)		772	67,064
Vanguard Total Bond Market ETF (7)		1,127	91,489

Total Registered Investment Companies	(Cost	$8,767,829)	9,294,287

Money Market Registered Investment Companies - 38.1%

Meeder Institutional Prime Money Market Fund, 2.52% (3)		21,823,826	21,826,009

Total Money Market Registered Investment Companies	(Cost	$21,820,869)	21,826,009

Bank Obligations - 1.7%

First Merchants Bank Deposit Account, 2.25%, 4/1/2019 (4)		248,877	248,877
Metro City Bank Deposit Account, 2.35%, 4/1/2019 (4)		248,935	248,935
Pacific Mercantile Bank Deposit Account, 2.37%, 4/1/2019 (4)		248,947	248,947
Seacoast Community Bank Deposit Account, 2.00%, 4/1/2019 (4)		248,931	248,931

Total Bank Obligations	(Cost	$995,690)	995,690

U.S. Government Obligations - 0.8%

U.S. Treasury Note, 1.375%, due 1/31/2021		61,000	59,971
U.S. Treasury Note, 2.25%, due 1/31/2024		35,000	34,997
U.S. Treasury Note, 2.25%, due 11/15/2025		275,000	273,754
U.S. Treasury Note, 2.125%, due 12/31/2022		93,000	92,618

Total U.S. Government Obligations	(Cost	$451,655)	461,340

Total Investments - 98.2%	(Cost	$53,359,565)	56,257,926

Other Assets less Liabilities - 1.8%			1,019,054

Total Net Assets - 100.0%			57,276,980

Trustee Deferred Compensation (5)

Meeder Balanced Fund		1,683	19,287
Meeder Dynamic Allocation Fund		4,233	46,224
Meeder Muirfield Fund		1,769	13,108
Meeder Conservative Allocation Fund		479	10,504

Total Trustee Deferred Compensation	(Cost	$83,236)	89,123

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	140	6/21/2019	13,064,800	102,576
Mini MSCI Emerging Markets Index Futures	57	6/21/2019	3,013,590	6,769
Russell 2000 Mini Index Futures	(3)	6/21/2019	(231,570)	(1,998)
Standard & Poors 500 Mini Futures	(18)	6/21/2019	(2,554,020)	(69,527)
E-mini Standard & Poors MidCap 400 Futures	(3)	6/21/2019	(570,300)	(10,940)

Total Futures Contracts	173		12,722,500	26,880

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$54,800,896	$26,880
Level 2 - Other Significant Observable Inputs	1,457,030	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$56,257,926	$26,880

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2019.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Global Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed as Level 3 security.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

March 31, 2019 (unaudited)

Balanced Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 45.8%

Communication Services - 4.0%
Alphabet, Inc. - Class A (2)	83	97,682
Alphabet, Inc. - Class C (2)	2,965	3,478,864
AMC Entertainment Holdings, Inc.	1,902	28,245
AMC Networks, Inc. (2)	1,833	104,041
AT&T, Inc.	42,792	1,341,957
Beasley Broadcast Group, Inc.	215	856
Cable One, Inc.	287	281,656
CenturyLink, Inc.	507	6,079
Comcast Corp. - Class A	11,060	442,179
Entravision Communications Corp.	58	188
Facebook, Inc. (2)	12,002	2,000,613
Fluent, Inc. (2)	718	4,035
Frontier Communications Corp. (2)	5,024	9,998
Gannett Co., Inc.	969	10,213
Gray Television, Inc. (2)	1,042	22,257
Liberty TripAdvisor Holdings, Inc. (2)	2,150	30,509
Marcus Corp./The	2,451	98,163
MDC Partners, Inc. (2)	1,450	3,263
Meet Group, Inc./The (2)	19	96
New York Times Co./The	110	3,614
Nexstar Media Group, Inc.	1,376	149,117
Spok Holdings, Inc.	3,469	47,248
TEGNA, Inc.	4,843	68,286
Telephone & Data Systems, Inc.	4,979	153,005
T-Mobile US, Inc. (2)	20,011	1,382,760
Verizon Communications, Inc.	46,094	2,725,538
Viacom, Inc.	16,757	470,369
Walt Disney Co./The	22,681	2,518,271

		15,479,102

Consumer Discretionary - 4.7%
Aaron's, Inc.	109	5,733
Advance Auto Parts, Inc.	1,136	193,722
Amazon.com, Inc. (2)	2,271	4,044,083
American Eagle Outfitters, Inc.	637	14,122
Ascena Retail Group, Inc. (2)	137	148
AutoZone, Inc. (2)	88	90,123
Barnes & Noble Education, Inc. (2)	3,588	15,070
Bassett Furniture Industries, Inc.	1,542	25,304
BBX Capital Corp.	2,696	15,960
Beazer Homes USA, Inc. (2)	739	8,506
Best Buy Co., Inc.	3,695	262,567
Bloomin' Brands, Inc.	5,170	105,727
Brinker International, Inc.	932	41,362
Burlington Stores, Inc. (2)	453	70,976
Capri Holdings, Ltd. (2)	1,827	83,585
Cato Corp./The	424	6,352
Chico's FAS, Inc.	419	1,789
Citi Trends, Inc.	608	11,740
Clarus Corp.	2,418	30,975
Core-Mark Holding Co., Inc.	344	12,773
Cracker Barrel Old Country Store, Inc.	1,148	185,528
Crocs, Inc. (2)	989	25,467
Darden Restaurants, Inc.	1,522	184,877
Deckers Outdoor Corp. (2)	465	68,350
Designer Brands, Inc. (2)	312	6,933
Dick's Sporting Goods, Inc.	449	16,528
Dine Brands Global, Inc.	651	59,430
Dollar General Corp.	3,413	407,171
eBay, Inc.	623	23,138
El Pollo Loco Holdings, Inc. (2)	1,388	18,058
Ethan Allen Interiors, Inc.	1,503	28,752

Extended Stay America, Inc.	8,357	150,008
Five Below, Inc. (2)	983	122,138
Flexsteel Industries, Inc.	127	2,945
Foot Locker, Inc.	2,110	127,866
Ford Motor Co.	36,529	320,725
Garmin, Ltd.	430	37,131
Garrett Motion, Inc. (2)	1,015	14,951
General Motors Co.	31,899	1,183,453
Genesco, Inc. (2)	433	19,723
Gentex Corp.	3,247	67,148
Guess?, Inc.	226	4,430
H&R Block, Inc.	1,906	45,630
Helen of Troy, Ltd. (2)	461	53,458
Home Depot, Inc./The	3,722	714,215
Hooker Furniture Corp.	496	14,300
J Alexander's Holdings, Inc. (2)	1,119	10,989
Jack in the Box, Inc.	420	34,045
La-Z-Boy, Inc.	1,520	50,145
Lear Corp.	2,160	293,134
Liberty Expedia Holdings, Inc. (2)	4,733	202,572
Lululemon Athletica, Inc. (2)	1,707	279,726
Macy's, Inc.	4,029	96,817
McDonald's Corp.	6,551	1,244,035
MDC Holdings, Inc.	1,932	56,144
Norwegian Cruise Line Holdings, Ltd. (2)	2,249	123,605
NVR, Inc. (2)	62	171,554
Office Depot, Inc.	6,864	24,916
PulteGroup, Inc.	1,640	45,854
Qurate Retail, Inc. (2)	220	3,516
Rent-A-Center, Inc./TX (2)	332	6,929
Ross Stores, Inc.	10,536	980,902
RTW RetailWinds, Inc. (2)	1,226	2,942
Ruth's Hospitality Group, Inc.	488	12,488
Speedway Motorsports, Inc.	1,604	23,210
Starbucks Corp.	25,231	1,875,673
Target Corp.	7,118	571,291
Texas Roadhouse, Inc.	394	24,503
TJX Cos., Inc./The	32,336	1,720,599
Toll Brothers, Inc.	797	28,851
Tower International, Inc.	1,241	26,098
Town Sports International Holdings, Inc. (2)	687	3,270
Tupperware Brands Corp.	2,403	61,469
Turtle Beach Corp. (2)	191	2,170
Yum China Holdings, Inc.	6,873	308,666
Yum! Brands, Inc.	8,021	800,576
ZAGG, Inc. (2)	1,761	15,972

		18,045,631

Consumer Staples - 1.7%
Coca-Cola Consolidated, Inc.	22	6,332
Hershey Co./The	212	24,344
Ingredion, Inc.	134	12,688
Keurig Dr Pepper, Inc.	7,848	219,509
Kroger Co./The	13,484	331,706
Lamb Weston Holdings, Inc.	848	63,549
McCormick & Co., Inc./MD	2,850	429,296
Molson Coors Brewing Co.	6,508	388,202
Natural Health Trends Corp.	355	4,601
PepsiCo, Inc.	19,422	2,380,166
Procter & Gamble Co./The	5,220	543,141
Simply Good Foods Co./The (2)	690	14,207
SpartanNash Co.	1,187	18,838
TreeHouse Foods, Inc. (2)	2,011	129,810
Turning Point Brands, Inc.	83	3,825
Tyson Foods, Inc.	4,961	344,442
Walgreens Boots Alliance, Inc.	7,456	471,741
Walmart, Inc.	11,382	1,110,086
Weis Markets, Inc.	388	15,834

		6,512,317

Energy - 3.7%
Adams Resources & Energy, Inc.	116	4,531
Arch Coal, Inc. - Class A	380	34,683

Archrock, Inc.	10,263	100,372
Baker Hughes a GE Co.	3,827	106,084
Berry Petroleum Corp.	1,748	20,172
C&J Energy Services, Inc. (2)	3,806	59,069
Cabot Oil & Gas Corp.	5,739	149,788
Cactus, Inc. (2)	2,102	74,831
Chevron Corp.	12,310	1,516,346
Cimarex Energy Co.	1,703	119,040
ConocoPhillips	26,537	1,771,079
CONSOL Energy, Inc. (2)	405	13,859
CVR Energy, Inc.	1,819	74,943
Delek US Holdings, Inc.	2,419	88,100
EOG Resources, Inc.	358	34,074
Evolution Petroleum Corp.	2,868	19,359
Exxon Mobil Corp.	30,519	2,465,935
Gulfport Energy Corp. (2)	1,666	13,361
Hallador Energy Co.	2,195	11,546
HollyFrontier Corp.	2,738	134,901
Independence Contract Drilling, Inc. (2)	720	1,994
Keane Group, Inc. (2)	3,598	39,182
Kinder Morgan, Inc./DE	13,279	265,713
Mammoth Energy Services, Inc.	2,262	37,662
Marathon Oil Corp.	20,086	335,637
Marathon Petroleum Corp.	24,200	1,448,370
Matrix Service Co. (2)	2,640	51,691
Midstates Petroleum Co., Inc. (2)	1,954	19,091
Newpark Resources, Inc. (2)	50	458
Occidental Petroleum Corp.	24,403	1,615,479
ONEOK, Inc.	11,357	793,173
Overseas Shipholding Group, Inc. (2)	1,368	3,133
Par Pacific Holdings, Inc. (2)	3,314	59,022
PBF Energy, Inc.	2,905	90,462
Peabody Energy Corp.	2,801	79,352
Phillips 66	16,265	1,547,940
Profire Energy, Inc. (2)	45	81
ProPetro Holding Corp. (2)	2,995	67,507
Renewable Energy Group, Inc. (2)	274	6,017
RigNet, Inc. (2)	122	1,192
SEACOR Holdings, Inc. (2)	364	15,390
SilverBow Resources, Inc. (2)	239	5,497
Southwestern Energy Co. (2)	2,144	10,055
Talos Energy, Inc. (2)	1,312	34,847
Valero Energy Corp.	9,552	810,296
W&T Offshore, Inc. (2)	5,316	36,680
World Fuel Services Corp.	1,690	48,824

		14,236,818

Financials - 4.0%
Ally Financial, Inc.	15,688	431,263
Arbor Realty Trust, Inc.	4,934	63,994
Ares Commercial Real Estate Corp.	5,213	79,185
Atlantic Capital Bancshares, Inc. (2)	246	4,386
Bancorp, Inc./The (2)	3,234	26,131
Bank of America Corp.	73,547	2,029,162
Bank of NT Butterfield & Son, Ltd./The	3,779	135,591
Banner Corp.	377	20,422
BB&T Corp.	30,949	1,440,057
Berkshire Hathaway, Inc. - Class B (2)	16,106	3,235,534
Blue Hills Bancorp, Inc.	477	11,400
BSB Bancorp, Inc./MA (2)	262	8,604
Cannae Holdings, Inc. (2)	2,322	56,332
Central Valley Community Bancorp	72	1,408
CIT Group, Inc.	4,811	230,784
Citigroup, Inc.	16,805	1,045,607
Cowen, Inc. (2)	3,068	44,455
Credit Acceptance Corp. (2)	61	27,568
Discover Financial Services	11,063	787,243
eHealth, Inc. (2)	193	12,032
Essent Group, Ltd. (2)	2,189	95,112
Exantas Capital Corp.	1,263	13,426
Fidelity Southern Corp.	2,741	75,076
Fifth Third Bancorp	42,851	1,080,702

First BanCorp/Puerto Rico	4,286	49,118
First Community Corp./SC	6	114
FirstCash, Inc.	147	12,716
Genworth Financial, Inc. (2)	3,089	11,831
Health Insurance Innovations, Inc. - Class A (2)	541	14,510
Hilltop Holdings, Inc.	1,776	32,412
IBERIABANK Corp.	1,004	71,997
Independence Holding Co.	41	1,445
JPMorgan Chase & Co.	11,525	1,166,676
KeyCorp	35,470	558,653
Ladder Capital Corp.	7,634	129,931
LPL Financial Holdings, Inc.	2,186	152,255
Marlin Business Services Corp.	267	5,741
Medley Management, Inc.	402	1,379
Mercantile Bank Corp.	76	2,487
Mercury General Corp.	70	3,505
MGIC Investment Corp. (2)	2,489	32,830
Mr Cooper Group, Inc. (2)	4,697	45,044
National General Holdings Corp.	482	11,438
Navient Corp.	4,173	48,282
Nicolet Bankshares, Inc. (2)	158	9,417
NMI Holdings, Inc. - Class A (2)	534	13,815
Northeast Bancorp	61	1,261
Northrim BanCorp, Inc.	667	22,958
OFG Bancorp	951	18,820
Old Republic International Corp.	2,324	48,618
OneMain Holdings, Inc.	1,506	47,816
Oppenheimer Holdings, Inc.	3,384	88,052
Parke Bancorp, Inc.	136	2,841
PennyMac Financial Services, Inc.	3,707	82,444
PennyMac Mortgage Investment Trust	392	8,118
Piper Jaffray Cos.	874	63,653
Popular, Inc.	5,541	288,852
Pzena Investment Management, Inc.	3,513	28,420
Radian Group, Inc.	8,975	186,142
Safety Insurance Group, Inc.	455	39,649
Santander Consumer USA Holdings, Inc.	8,951	189,135
Silvercrest Asset Management Group, Inc.	296	4,218
Stewart Information Services Corp.	4,260	181,859
SunTrust Banks, Inc.	133	7,880
TCF Financial Corp.	21,873	452,552
TD Ameritrade Holding Corp.	5,260	262,947
TriCo Bancshares	1,086	42,669
Universal Insurance Holdings, Inc.	1,384	42,904
Walker & Dunlop, Inc.	1,552	79,012

		15,521,890

Healthcare - 8.9%
Abbott Laboratories	7,500	599,550
AbbVie, Inc.	8,838	712,254
Aeglea BioTherapeutics, Inc. (2)	1,190	9,580
Agilent Technologies, Inc.	3,645	292,985
Aldeyra Therapeutics, Inc. (2)	1,793	16,191
Alexion Pharmaceuticals, Inc. (2)	7,339	992,086
Alkermes PLC (2)	308	11,239
Allergan PLC	7,109	1,040,829
Allscripts Healthcare Solutions, Inc. (2)	4,778	45,582
AMAG Pharmaceuticals, Inc. (2)	674	8,681
Amedisys, Inc. (2)	140	17,256
AmerisourceBergen Corp.	2,701	214,784
Amgen, Inc.	7,652	1,453,727
Amneal Pharmaceuticals, Inc. (2)	1,318	18,676
Amphastar Pharmaceuticals, Inc. (2)	3,116	63,660
Anthem, Inc.	15	4,305
Aquestive Therapeutics, Inc. (2)	226	1,562
Arena Pharmaceuticals, Inc. (2)	470	21,070
ArQule, Inc. (2)	2,984	14,293
Array BioPharma, Inc. (2)	5,748	140,136
Arrowhead Pharmaceuticals, Inc. (2)	1,062	19,488
Assertio Therapeutics, Inc. (2)	1,105	5,602
Avid Bioservices, Inc. (2)	3,382	14,374
Baxter International, Inc.	8,673	705,202
Biogen, Inc. (2)	3,992	943,629
BioSpecifics Technologies Corp. (2)	441	27,488

Bio-Techne Corp.	113	22,436
BioTelemetry, Inc. (2)	518	32,437
Bristol-Myers Squibb Co.	16,271	776,289
Bruker Corp.	5,363	206,154
Cardinal Health, Inc.	9,430	454,055
CareDx, Inc. (2)	1,184	37,320
Catalent, Inc. (2)	4,381	177,825
Celcuity, Inc. (2)	180	3,944
Celgene Corp. (2)	8,871	836,890
Cellular Biomedicine Group, Inc. (2)	708	12,248
Cerner Corp. (2)	11,664	667,297
Chemed Corp.	597	191,082
ChemoCentryx, Inc. (2)	930	12,918
Collegium Pharmaceutical, Inc. (2)	333	5,042
Computer Programs & Systems, Inc.	325	9,649
CONMED Corp.	735	61,137
Corium International Contingent Value Rights (2)(6)	164	0
Danaher Corp.	1,230	162,385
DexCom, Inc. (2)	42	5,002
Durect Corp. (2)	366	229
Edwards Lifesciences Corp. (2)	61	11,671
Eli Lilly & Co.	9,989	1,296,173
Emergent BioSolutions, Inc. (2)	1,474	74,466
Enanta Pharmaceuticals, Inc. (2)	254	24,262
Endo International PLC (2)	4,655	37,380
Ensign Group, Inc./The	342	17,507
Evolus, Inc. (2)	321	7,245
Exact Sciences Corp. (2)	1,445	125,166
Exelixis, Inc. (2)	4,494	106,957
Fate Therapeutics, Inc. (2)	229	4,024
Fennec Pharmaceuticals, Inc. (2)	1,921	9,317
FibroGen, Inc. (2)	870	47,285
FONAR Corp. (2)	743	15,209
Genomic Health, Inc. (2)	643	45,042
Gilead Sciences, Inc.	13,841	899,803
Glaukos Corp. (2)	57	4,467
Harvard Bioscience, Inc. (2)	123	530
HCA Healthcare, Inc.	9,063	1,181,634
Hill-Rom Holdings, Inc.	3,437	363,841
HMS Holdings Corp. (2)	266	7,876
Horizon Pharma Plc (2)	3,364	88,911
IDEXX Laboratories, Inc. (2)	1,899	424,616
Incyte Corp. (2)	4,169	358,576
Innoviva, Inc. (2)	2,599	36,464
Integer Holdings Corp. (2)	960	72,403
Intersect ENT, Inc. (2)	1,187	38,162
Invitae Corp. (2)	2,721	63,726
Ionis Pharmaceuticals, Inc. (2)	392	31,819
Jazz Pharmaceuticals PLC (2)	474	67,758
Johnson & Johnson	18,144	2,536,350
Kindred Biosciences, Inc. (2)	2,098	19,239
Lantheus Holdings, Inc. (2)	866	21,200
LHC Group, Inc. (2)	2	222
LivaNova PLC (2)	310	30,148
Luminex Corp.	831	19,121
Masimo Corp. (2)	1,323	182,944
McKesson Corp.	112	13,111
Medtronic PLC	21,743	1,980,352
Merck & Co., Inc.	30,082	2,501,920
Meridian Bioscience, Inc.	183	3,223
Mirati Therapeutics, Inc. (2)	432	31,666
Molina Healthcare, Inc. (2)	399	56,642
Mylan NV (2)	14,102	399,651
Natera, Inc. (2)	685	14,125
NextGen Healthcare, Inc. (2)	132	2,222
Omnicell, Inc. (2)	266	21,503
OPKO Health, Inc. (2)	2,334	6,092
Orthofix Medical, Inc. (2)	865	48,795
Pacira BioSciences, Inc. (2)	1,181	44,949
Palatin Technologies, Inc. (2)	1,699	1,665
PDL BioPharma, Inc. (2)	6,038	22,461
Perrigo Co. PLC	4,384	211,133
Pfenex, Inc. (2)	474	2,929
Pfizer, Inc.	56,246	2,388,768
Phibro Animal Health Corp.	1,839	60,687

Premier, Inc. - Class A (2)	3,174	109,471
Ra Pharmaceuticals, Inc. (2)	1,032	23,117
Reata Pharmaceuticals, Inc. (2)	162	13,846
Recro Pharma, Inc. (2)	751	4,401
Regeneron Pharmaceuticals, Inc. (2)	1,937	795,371
REGENXBIO, Inc. (2)	485	27,795
Repligen Corp. (2)	1,189	70,246
ResMed, Inc.	3,779	392,903
RTI Surgical Holdings, Inc. (2)	561	3,372
Sarepta Therapeutics, Inc. (2)	1,027	122,408
SeaSpine Holdings Corp. (2)	431	6,499
Seattle Genetics, Inc. (2)	1,525	111,691
SIGA Technologies, Inc. (2)	2,587	15,548
Simulations Plus, Inc.	266	5,615
Spark Therapeutics, Inc. (2)	194	22,093
Spring Bank Pharmaceuticals, Inc. (2)	500	5,245
STERIS PLC	1,192	152,612
Stryker Corp.	2,610	515,527
Supernus Pharmaceuticals, Inc. (2)	73	2,558
Surface Oncology, Inc. (2)	947	4,517
Tactile Systems Technology, Inc. (2)	18	949
Tandem Diabetes Care, Inc. (2)	854	54,229
Thermo Fisher Scientific, Inc.	215	58,850
Tocagen, Inc. (2)	1,134	12,327
United Therapeutics Corp. (2)	1,288	151,173
UnitedHealth Group, Inc.	4,724	1,168,056
Vanda Pharmaceuticals, Inc. (2)	1,773	32,623
Varex Imaging Corp. (2)	893	30,255
Varian Medical Systems, Inc. (2)	1,202	170,347
Veeva Systems, Inc. (2)	1,369	173,671
Veracyte, Inc. (2)	1,302	32,576
Vericel Corp. (2)	1,425	24,952
Vertex Pharmaceuticals, Inc. (2)	7,117	1,309,172
Vital Therapies, Inc. (2)	1,434	283
Waters Corp. (2)	144	36,246
West Pharmaceutical Services, Inc.	226	24,905
X4 Pharmaceuticals, Inc. (2)	53	923
Zimmer Biomet Holdings, Inc.	1,944	248,249
Zoetis, Inc.	9,729	979,418

		34,066,015

Industrials - 4.1%
ACCO Brands Corp.	4,536	38,828
AGCO Corp.	1,164	80,956
Allison Transmission Holdings, Inc.	6,978	313,452
Ameresco, Inc. - Class A (2)	862	13,947
Armstrong World Industries, Inc.	1,647	130,805
Atkore International Group, Inc. (2)	1,419	30,551
AZZ, Inc.	334	13,671
Boeing Co./The	1,459	556,492
Casella Waste Systems, Inc. (2)	446	15,860
Comfort Systems USA, Inc.	1,893	99,174
Commercial Vehicle Group, Inc. (2)	1,254	9,618
Copart, Inc. (2)	4,249	257,447
CSW Industrials, Inc.	110	6,302
CSX Corp.	22,439	1,678,886
Cummins, Inc.	7,502	1,184,341
Ducommun, Inc. (2)	460	20,019
Eagle Bulk Shipping, Inc. (2)	206	958
EMCOR Group, Inc.	794	58,026
Federal Signal Corp.	149	3,873
Global Brass & Copper Holdings, Inc.	1,991	68,570
Graco, Inc.	4,083	202,190
GrafTech International, Ltd.	1,304	16,678
Great Lakes Dredge & Dock Corp. (2)	1,177	10,487
HD Supply Holdings, Inc. (2)	42	1,821
Heidrick & Struggles International, Inc.	394	15,102
Heritage-Crystal Clean, Inc. (2)	919	25,227
Herman Miller, Inc.	879	30,923
Hillenbrand, Inc.	1,600	66,448
HNI Corp.	1,224	44,419
Hurco Cos., Inc.	123	4,961
ICF International, Inc.	283	21,531
Illinois Tool Works, Inc.	1,524	218,740

Ingersoll-Rand PLC	6,622	714,845
Insperity, Inc.	272	33,636
Kansas City Southern	673	78,055
KBR, Inc.	1,037	19,796
Kelly Services, Inc. - Class A	1,115	24,597
Kforce, Inc.	306	10,747
Kimball International, Inc. - Class B	2,875	40,653
Landstar System, Inc.	2,394	261,880
Lincoln Electric Holdings, Inc.	1,322	110,876
LSC Communications, Inc.	4,260	27,818
ManpowerGroup, Inc.	1,912	158,103
Masonite International Corp. (2)	1,393	69,497
Matson, Inc.	2,226	80,336
Miller Industries, Inc./TN	1,034	31,899
Moog, Inc.	34	2,956
MSC Industrial Direct Co., Inc.	3,425	283,282
Mueller Industries, Inc.	1,400	43,876
NCI Building Systems, Inc. (2)	2,599	16,010
Norfolk Southern Corp.	8,696	1,625,195
Old Dominion Freight Line, Inc.	3,248	468,979
Oshkosh Corp.	2,699	202,776
PACCAR, Inc.	7,084	482,704
Park-Ohio Holdings Corp.	220	7,124
Quad/Graphics, Inc.	1,258	14,970
Quanex Building Products Corp.	147	2,336
Quanta Services, Inc.	1,320	49,817
Radiant Logistics, Inc. (2)	1,163	7,327
RR Donnelley & Sons Co.	5,384	25,412
Rush Enterprises, Inc.	645	26,967
Southwest Airlines Co.	21,626	1,122,606
Steelcase, Inc. - Class A	1,880	27,354
Sterling Construction Co., Inc. (2)	1,171	14,661
Timken Co./The	4,689	204,534
Toro Co./The	4,740	326,302
TriMas Corp. (2)	1,287	38,906
Triton International, Ltd./Bermuda	2,688	83,597
TrueBlue, Inc. (2)	906	21,418
Union Pacific Corp.	12,428	2,077,962
US Xpress Enterprises, Inc. (2)	1,325	8,758
Vectrus, Inc. (2)	903	24,011
Veritiv Corp. (2)	311	8,186
Waste Management, Inc.	15,327	1,592,629
YRC Worldwide, Inc. (2)	796	5,325

		15,719,021

Information Technology - 10.4%
Accenture PLC	3,075	541,262
ACI Worldwide, Inc. (2)	3,161	103,902
Adobe, Inc. (2)	4,821	1,284,748
Advanced Micro Devices, Inc. (2)	1,373	35,039
Amkor Technology, Inc. (2)	5,239	44,741
Anixter International, Inc. (2)	48	2,693
Apple, Inc.	29,017	5,511,779
ARRIS International PLC (2)	1,008	31,863
Arrow Electronics, Inc. (2)	1,636	126,070
Avaya Holdings Corp. (2)	3,935	66,226
Avnet, Inc.	6,348	275,313
AVX Corp.	1,632	28,299
Benchmark Electronics, Inc.	4,964	130,305
Benefitfocus, Inc. (2)	133	6,586
Booz Allen Hamilton Holding Corp.	5,090	295,933
Broadcom, Inc.	4,014	1,207,050
Cadence Design Systems, Inc. (2)	3,283	208,503
CDK Global, Inc.	1,820	107,052
CDW Corp./DE	178	17,154
Ciena Corp. (2)	6,722	250,999
Cisco Systems, Inc.	52,720	2,846,353
Citrix Systems, Inc.	4,593	457,738
CommVault Systems, Inc. (2)	258	16,703
Comtech Telecommunications Corp.	1,837	42,655
Corning, Inc.	27	894
Dell Technologies, Inc. - Class C (2)	1,052	61,742
Digi International, Inc. (2)	1,968	24,935
Diodes, Inc. (2)	1,905	66,104

Dolby Laboratories, Inc.	3,068	193,192
Euronet Worldwide, Inc. (2)	1,273	181,517
EVERTEC, Inc.	1,517	42,188
F5 Networks, Inc. (2)	1,392	218,447
Fabrinet (2)	1,376	72,047
FLIR Systems, Inc.	128	6,090
Hackett Group, Inc./The	160	2,528
Hewlett Packard Enterprise Co.	34,595	533,801
HP, Inc.	56,409	1,096,027
Immersion Corp. (2)	538	4,535
Insight Enterprises, Inc. (2)	1,795	98,833
Integrated Device Technology, Inc. (2)	276	13,521
Intel Corp.	34,216	1,837,399
International Business Machines Corp.	741	104,555
Intuit, Inc.	6,593	1,723,476
j2 Global, Inc.	953	82,530
Jabil, Inc.	4,171	110,907
Juniper Networks, Inc.	19,881	526,250
Keysight Technologies, Inc. (2)	2,394	208,757
KLA-Tencor Corp.	3,745	447,190
Lam Research Corp.	5,016	897,914
Lattice Semiconductor Corp. (2)	899	10,725
Leidos Holdings, Inc.	3,069	196,692
LivePerson, Inc. (2)	57	1,654
LiveRamp Holdings, Inc. (2)	411	22,428
LogMeIn, Inc.	2,286	183,109
Majesco (2)	67	472
Majesco Contingent Value Rights (2)(6)	67	0
Mastercard, Inc.	8,989	2,116,460
MAXIMUS, Inc.	770	54,655
Micron Technology, Inc. (2)	40,287	1,665,062
Microsoft Corp.	49,510	5,839,209
MicroStrategy, Inc. (2)	347	50,055
Mitek Systems, Inc. (2)	580	7,099
Monotype Imaging Holdings, Inc.	2,924	58,158
Motorola Solutions, Inc.	3,311	464,931
Napco Security Technologies, Inc. (2)	481	9,976
NIC, Inc.	1,729	29,549
NVE Corp.	30	2,937
Oracle Corp.	29,503	1,584,606
Paychex, Inc.	749	60,070
PC Connection, Inc.	858	31,463
Photronics, Inc. (2)	3,942	37,252
Presidio, Inc.	3,688	54,582
Progress Software Corp.	4,077	180,896
Sanmina Corp. (2)	856	24,696
Semtech Corp. (2)	1,486	75,652
SMART Global Holdings, Inc. (2)	978	18,778
SolarWinds Corp. (2)	75	1,464
SPS Commerce, Inc. (2)	158	16,757
Symantec Corp.	11,861	272,684
Synopsys, Inc. (2)	6,999	805,935
Tech Data Corp. (2)	1,391	142,452
Teradyne, Inc.	4,097	163,224
Texas Instruments, Inc.	17,792	1,887,197
Trade Desk, Inc./The (2)	365	72,252
Unisys Corp. (2)	2,013	23,492
Verint Systems, Inc. (2)	636	38,071
Vishay Intertechnology, Inc.	270	4,987
Xerox Corp.	7,436	237,803
Xilinx, Inc.	8,830	1,119,556
Xperi Corp.	897	20,990
Zix Corp. (2)	1,170	8,050

		39,790,425

Materials - 0.8%
Cleveland-Cliffs, Inc.	817	8,162
Domtar Corp.	766	38,032
Eagle Materials, Inc.	1,592	134,206
FutureFuel Corp.	2,903	38,900
Ingevity Corp. (2)	309	32,633
International Paper Co.	7,663	354,567
LyondellBasell Industries NV	16,243	1,365,711
Mosaic Co./The	5,991	163,614

Nucor Corp.		10,076	587,935
Olin Corp.		195	4,512
Reliance Steel & Aluminum Co.		1,529	138,008
Schnitzer Steel Industries, Inc.		162	3,888
Steel Dynamics, Inc.		3,176	112,018
Stepan Co.		279	24,418
Tredegar Corp.		783	12,638
Trinseo SA		2,087	94,541
Valvoline, Inc.		222	4,120
Verso Corp. (2)		281	6,019

			3,123,922

Real Estate Investment Trust - 1.8%
American Assets Trust, Inc.		2,904	133,177
American Campus Communities, Inc.		254	12,085
American Tower Corp.		2,633	518,859
Camden Property Trust		605	61,408
CatchMark Timber Trust, Inc.		5,166	50,730
CoreCivic, Inc.		2,950	57,378
Essex Property Trust, Inc.		4,888	1,413,805
Front Yard Residential Corp.		625	5,794
Gaming and Leisure Properties, Inc.		2,251	86,821
Hospitality Properties Trust		6,820	179,434
Host Hotels & Resorts, Inc.		16,309	308,240
Kilroy Realty Corp.		996	75,656
Lamar Advertising Co.		4,083	323,619
Pennsylvania Real Estate Investment Trust		2,242	14,102
Piedmont Office Realty Trust, Inc.		11,763	245,259
PS Business Parks, Inc.		1,294	202,938
Rayonier, Inc.		4,038	127,278
Redfin Corp. (2)		183	3,709
Retail Properties of America, Inc.		6,127	74,688
Retail Value, Inc.		1,438	44,822
SBA Communications Corp. (2)		665	132,774
Simon Property Group, Inc.		8,531	1,554,434
Tanger Factory Outlet Centers, Inc.		4,483	94,053
UDR, Inc.		28,073	1,276,199
Urstadt Biddle Properties, Inc.		1,241	25,614

			7,022,876
Utilities - 1.7%
AES Corp./VA		27,844	503,420
ALLETE, Inc.		550	45,227
Ameren Corp.		6,722	494,403
Black Hills Corp.		3,158	233,913
Eversource Energy		269	19,086
Exelon Corp.		31,873	1,597,793
National Fuel Gas Co.		1,392	84,856
NextEra Energy, Inc.		7,872	1,521,815
NRG Energy, Inc.		5,633	239,290
OGE Energy Corp.		5,674	244,663
ONE Gas, Inc.		122	10,862
Portland General Electric Co.		5,333	276,463
Southwest Gas Holdings, Inc.		161	13,244
UGI Corp.		22,076	1,223,434

			6,508,469

Total Common Stocks	(Cost	$157,566,663)	176,026,486

Registered Investment Companies - 28.5%

American Beacon SiM High Yield Opportunities Fund - Class I	560,894	5,300,451
Baird Core Plus Bond Fund - Class I	531,455	5,920,408
Dodge & Cox Income Fund	525,941	7,173,836
DoubleLine Total Return Bond Fund - Class I	676,413	7,122,626
Frost Total Return Bond Fund - Class I	688,239	7,123,271
Guggenheim Total Return Bond Fund - Class I	265,872	7,120,059
iShares Core U.S. Aggregate Bond ETF (7)	16,404	1,789,184
iShares iBoxx High Yield Corporate Bond ETF (7)	81,040	7,007,529
iShares JP Morgan USD Emerging Markets Bond ETF (7)	85,998	9,464,940
Lord Abbett High Yield Fund - Class I	884,317	6,482,040
Payden Emerging Markets Bond Fund - Class I	433,070	5,759,827

PGIM Total Return Bond Fund - Class R6		289,967	4,163,927
PIMCO Investment Grade Credit Bond Fund - Class I		193,862	2,006,474
Pioneer Bond Fund - Class Y		755,155	7,173,977
Segall Bryant & Hamill Plus Bond Fund - Class I		396,366	4,153,911
SPDR Bloomberg Barclays High Yield Bond ETF (7)		195,221	7,022,099
TCW Emerging Markets Income Fund - Class I		1,440,903	11,757,768
Vanguard Intermediate-Term Corporate Bond ETF (7)		13,331	1,158,064
Vanguard Total Bond Market ETF (7)		20,148	1,635,615

Total Registered Investment Companies	(Cost	$107,849,245)	109,336,006

Money Market Registered Investment Companies - 22.7%

Meeder Institutional Prime Money Market Fund, 2.52% (3)		87,176,471	87,185,189

Total Money Market Registered Investment Companies	(Cost	$87,167,914)	87,185,189

Bank Obligations - 0.3%

First Merchants Bank Deposit Account, 2.25%, 4/1/2019 (4)		248,877	248,877
Metro City Bank Deposit Account, 2.35%, 4/1/2019 (4)		248,935	248,935
Pacific Mercantile Bank Deposit Account, 2.37%, 4/1/2019 (4)		248,947	248,947
Seacoast Community Bank Deposit Account, 2.00%, 4/1/2019 (4)		248,931	248,931

Total Bank Obligations	(Cost	$995,690)	995,690

U.S. Government Obligations - 2.1%

U.S. Treasury Note, 1.375%, due 1/31/2021		1,126,000	1,106,999
U.S. Treasury Note, 2.25%, due 1/31/2024		600,000	599,953
U.S. Treasury Note, 2.25%, due 11/15/2025		4,650,000	4,628,930
U.S. Treasury Note, 2.125%, due 12/31/2022		1,625,000	1,618,335

Total U.S. Government Obligations	(Cost	$7,765,956)	7,954,217

Total Investments - 99.4%	(Cost	$361,345,468)	381,497,588

Other Assets less Liabilities - 0.6%			2,200,443

Total Net Assets - 100.0%			383,698,031

Trustee Deferred Compensation (5)

Meeder Balanced Fund		2,397	27,470
Meeder Dynamic Allocation Fund		5,946	64,930
Meeder Muirfield Fund		3,064	22,704
Meeder Conservative Allocation Fund		692	15,176

Total Trustee Deferred Compensation	(Cost	$123,665)	130,280

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	154	6/21/2019	14,371,280	119,764
Mini MSCI Emerging Markets Index Futures	70	6/21/2019	3,700,900	9,384
Russell 2000 Mini Index Futures	(8)	6/21/2019	(617,520)	(5,082)
Standard & Poors 500 Mini Futures	(38)	6/21/2019	(5,391,820)	(74,756)
E-mini Standard & Poors MidCap 400 Futures	(9)	6/21/2019	(1,710,900)	(26,572)

Total Futures Contracts	169		10,351,940	22,738

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$372,547,681	$22,738
Level 2 - Other Significant Observable Inputs	8,949,907	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$381,497,588	$22,738

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2019.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed as Level 3 security.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

March 31, 2019 (unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 30.3%

Communication Services - 2.7%
Alphabet, Inc. - Class A (2)	124	145,934
Alphabet, Inc. - Class C (2)	890	1,044,246
AMC Entertainment Holdings, Inc.	524	7,781
AMC Networks, Inc. (2)	445	25,258
AT&T, Inc.	13,269	416,116
Beasley Broadcast Group, Inc.	2	8
Cable One, Inc.	76	74,585
Comcast Corp. - Class A	2,821	112,784
Entravision Communications Corp.	16	52
Facebook, Inc. (2)	3,519	586,582
Fluent, Inc. (2)	275	1,546
Frontier Communications Corp. (2)	1,508	3,001
Gannett Co., Inc.	214	2,256
Gray Television, Inc. (2)	338	7,220
Liberty TripAdvisor Holdings, Inc. (2)	728	10,330
Marcus Corp./The	719	28,796
MDC Partners, Inc. (2)	484	1,089
Meet Group, Inc./The (2)	7	35
New York Times Co./The	30	986
Nexstar Media Group, Inc.	426	46,166
Spok Holdings, Inc.	1,081	14,723
TEGNA, Inc.	1,228	17,315
Telephone & Data Systems, Inc.	1,451	44,589
T-Mobile US, Inc. (2)	5,953	411,352
Verizon Communications, Inc.	12,973	767,093
Viacom, Inc.	4,543	127,522
Walt Disney Co./The	6,811	756,225

		4,653,590

Consumer Discretionary - 3.0%
Aaron's, Inc.	18	947
Advance Auto Parts, Inc.	257	43,826
Amazon.com, Inc. (2)	670	1,193,103
American Eagle Outfitters, Inc.	400	8,868
Ascena Retail Group, Inc. (2)	67	72
Ascent Capital Group, Inc. (2)	897	675
AutoZone, Inc. (2)	16	16,386
Barnes & Noble Education, Inc. (2)	886	3,721
Bassett Furniture Industries, Inc.	562	9,222
BBX Capital Corp.	1,694	10,028
Beazer Homes USA, Inc. (2)	198	2,279
Best Buy Co., Inc.	996	70,776
Bloomin' Brands, Inc.	1,355	27,710
Brinker International, Inc.	262	11,628
Burlington Stores, Inc. (2)	10	1,567
Capri Holdings, Ltd. (2)	427	19,535
Citi Trends, Inc.	90	1,738
Clarus Corp.	767	9,825
Core-Mark Holding Co., Inc.	1	37
Cracker Barrel Old Country Store, Inc.	287	46,382
Crocs, Inc. (2)	214	5,511
Darden Restaurants, Inc.	356	43,243
Deckers Outdoor Corp. (2)	144	21,167
Dick's Sporting Goods, Inc.	126	4,638
Dine Brands Global, Inc.	191	17,436
Dollar General Corp.	646	77,068
El Pollo Loco Holdings, Inc. (2)	432	5,620

Ethan Allen Interiors, Inc.	592	11,325
Extended Stay America, Inc.	2,454	44,049
Five Below, Inc. (2)	219	27,211
Flexsteel Industries, Inc.	146	3,386
Foot Locker, Inc.	512	31,027
Ford Motor Co.	10,232	89,837
Garrett Motion, Inc. (2)	169	2,489
General Motors Co.	9,521	353,229
Genesco, Inc. (2)	56	2,551
Gentex Corp.	1,272	26,305
H&R Block, Inc.	412	9,863
Helen of Troy, Ltd. (2)	147	17,046
Home Depot, Inc./The	49	9,403
Hooker Furniture Corp.	211	6,083
J Alexander's Holdings, Inc. (2)	437	4,291
Jack in the Box, Inc.	114	9,241
La-Z-Boy, Inc.	528	17,419
Lear Corp.	587	79,662
Liberty Expedia Holdings, Inc. (2)	1,358	58,122
Lululemon Athletica, Inc. (2)	437	71,611
M/I Homes, Inc. (2)	13	346
Macy's, Inc.	1,086	26,097
McDonald's Corp.	1,750	332,325
MDC Holdings, Inc.	398	11,566
Norwegian Cruise Line Holdings, Ltd. (2)	109	5,991
NVR, Inc. (2)	19	52,573
Office Depot, Inc.	1,748	6,345
PulteGroup, Inc.	287	8,025
Rent-A-Center, Inc./TX (2)	9	188
Ross Stores, Inc.	3,594	334,601
RTW RetailWinds, Inc. (2)	125	300
Ruth's Hospitality Group, Inc.	105	2,687
Speedway Motorsports, Inc.	461	6,671
Starbucks Corp.	7,577	563,274
Target Corp.	5,441	436,695
Texas Roadhouse, Inc.	83	5,162
TJX Cos., Inc./The	9,712	516,776
Toll Brothers, Inc.	81	2,932
Tower International, Inc.	319	6,709
Town Sports International Holdings, Inc. (2)	267	1,271
Tupperware Brands Corp.	638	16,320
Turtle Beach Corp. (2)	53	602
Yum China Holdings, Inc.	1,874	84,161
Yum! Brands, Inc.	2,694	268,888
ZAGG, Inc. (2)	530	4,807

		5,222,470

Consumer Staples - 1.2%
Coca-Cola Co./The	10	469
Coca-Cola Consolidated, Inc.	12	3,454
Hershey Co./The	81	9,301
Keurig Dr Pepper, Inc.	40	1,119
Kroger Co./The	4,037	99,310
Lamb Weston Holdings, Inc.	294	22,032
McCormick & Co., Inc./MD	995	149,877
Molson Coors Brewing Co.	1,872	111,665
Natural Health Trends Corp.	89	1,153
PepsiCo, Inc.	5,859	718,020
Procter & Gamble Co./The	1,767	183,856
Simply Good Foods Co./The (2)	87	1,791
SpartanNash Co.	132	2,095
TreeHouse Foods, Inc. (2)	596	38,472
Turning Point Brands, Inc.	34	1,567
Tyson Foods, Inc.	1,923	133,514
Walgreens Boots Alliance, Inc.	5,684	359,627
Walmart, Inc.	3,270	318,923

		2,156,245

Energy - 2.5%
Adams Resources & Energy, Inc.	54	2,109
Arch Coal, Inc. - Class A	96	8,762
Archrock, Inc.	2,792	27,306
Baker Hughes a GE Co.	1,319	36,563
Berry Petroleum Corp.	514	5,932
C&J Energy Services, Inc. (2)	1,168	18,127
Cabot Oil & Gas Corp.	1,656	43,222
Cactus, Inc. (2)	602	21,431
Chevron Corp.	3,763	463,526
Cimarex Energy Co.	416	29,078
ConocoPhillips	7,969	531,851
CONSOL Energy, Inc. (2)	156	5,338
CVR Energy, Inc.	371	15,285
Delek US Holdings, Inc.	706	25,713
EOG Resources, Inc.	891	84,805
Evolution Petroleum Corp.	786	5,306
Exxon Mobil Corp.	8,901	719,201
Gulfport Energy Corp. (2)	69	553
Hallador Energy Co.	365	1,920
HollyFrontier Corp.	801	39,465
Keane Group, Inc. (2)	978	10,650
Kinder Morgan, Inc./DE	515	10,305
Mammoth Energy Services, Inc.	604	10,057
Marathon Oil Corp.	6,410	107,111
Marathon Petroleum Corp.	7,287	436,127
Matrix Service Co. (2)	740	14,489
Midstates Petroleum Co., Inc. (2)	562	5,491
Newpark Resources, Inc. (2)	139	1,273
Occidental Petroleum Corp.	7,330	485,246
ONEOK, Inc.	3,720	259,805
Overseas Shipholding Group, Inc. (2)	239	547
Pacific Ethanol, Inc. (2)	783	767
Par Pacific Holdings, Inc. (2)	1,091	19,431
Patterson-UTI Energy, Inc.	296	4,150
PBF Energy, Inc.	881	27,434
Peabody Energy Corp.	729	20,653
Phillips 66	4,884	464,810
Profire Energy, Inc. (2)	11	20
ProPetro Holding Corp. (2)	845	19,046
Renewable Energy Group, Inc. (2)	94	2,064
RigNet, Inc. (2)	14	137
SEACOR Holdings, Inc. (2)	148	6,257
SilverBow Resources, Inc. (2)	17	391
Southwestern Energy Co. (2)	807	3,785
Talos Energy, Inc. (2)	374	9,933
Valero Energy Corp.	3,839	325,662
W&T Offshore, Inc. (2)	1,520	10,488
Westmoreland Coal Co. (2)	773	13
World Fuel Services Corp.	401	11,585

		4,353,220

Financials - 2.7%
Ally Financial, Inc.	6,049	166,287
Arbor Realty Trust, Inc.	1,378	17,873
Ares Commercial Real Estate Corp.	1,603	24,350
Atlantic Capital Bancshares, Inc. (2)	73	1,302
Bancorp, Inc./The (2)	394	3,184
Bank of America Corp.	22,780	628,500
Bank of NT Butterfield & Son, Ltd./The	1,064	38,176
BB&T Corp.	9,304	432,915
Berkshire Hathaway, Inc. - Class B (2)	4,873	978,937
Blue Hills Bancorp, Inc.	334	7,983
BSB Bancorp, Inc./MA (2)	158	5,189
C&F Financial Corp.	65	3,289
Cannae Holdings, Inc. (2)	682	16,545
Central Valley Community Bancorp	23	450
CIT Group, Inc.	1,452	69,652
Citigroup, Inc.	5,556	345,694

Cowen, Inc. (2)	917	13,287
Credit Acceptance Corp. (2)	3	1,356
Discover Financial Services	3,482	247,779
eHealth, Inc. (2)	70	4,364
Essent Group, Ltd. (2)	676	29,372
Exantas Capital Corp.	234	2,487
Fidelity Southern Corp.	839	22,980
Fifth Third Bancorp	14,174	357,468
First BanCorp/Puerto Rico	1,304	14,944
FirstCash, Inc.	84	7,266
Genworth Financial, Inc. (2)	930	3,562
Health Insurance Innovations, Inc. - Class A (2)	170	4,559
Hilltop Holdings, Inc.	843	15,385
IBERIABANK Corp.	311	22,302
JPMorgan Chase & Co.	3,223	326,264
KeyCorp	7,315	115,211
Ladder Capital Corp.	2,018	34,346
LPL Financial Holdings, Inc.	672	46,805
Medley Management, Inc.	75	257
Mercantile Bank Corp.	24	785
Mercury General Corp.	62	3,104
MGIC Investment Corp. (2)	779	10,275
Mr Cooper Group, Inc. (2)	1,448	13,886
National General Holdings Corp.	201	4,770
Navient Corp.	1,383	16,001
NewStar Financial Contingent Value Rights (2)(6)	31	0
Nicolet Bankshares, Inc. (2)	43	2,563
NMI Holdings, Inc. - Class A (2)	129	3,337
Northeast Bancorp	28	579
Northrim BanCorp, Inc.	201	6,918
OFG Bancorp	208	4,116
Old Republic International Corp.	692	14,477
Old Second Bancorp, Inc.	70	881
OneMain Holdings, Inc.	611	19,399
Oppenheimer Holdings, Inc.	990	25,760
Parke Bancorp, Inc.	66	1,379
PennyMac Financial Services, Inc.	1,118	24,864
PennyMac Mortgage Investment Trust	121	2,506
Piper Jaffray Cos.	244	17,771
Popular, Inc.	1,784	93,000
Premier Financial Bancorp, Inc.	16	251
Pzena Investment Management, Inc.	934	7,556
Radian Group, Inc.	2,685	55,687
Safety Insurance Group, Inc.	320	27,885
Santander Consumer USA Holdings, Inc.	2,018	42,640
Siebert Financial Corp. (2)	7	83
Silvercrest Asset Management Group, Inc.	106	1,511
Stewart Information Services Corp.	890	37,994
SunTrust Banks, Inc.	59	3,496
TCF Financial Corp.	6,342	131,216
TD Ameritrade Holding Corp.	2,523	126,125
TriCo Bancshares	318	12,494
United Security Bancshares/Fresno CA	323	3,424
Universal Insurance Holdings, Inc.	374	11,594
Walker & Dunlop, Inc.	426	21,688

		4,760,335

Healthcare - 5.9%
Abbott Laboratories	2,150	171,871
AbbVie, Inc.	2,713	218,641
Aeglea BioTherapeutics, Inc. (2)	338	2,721
Agilent Technologies, Inc.	357	28,696
Aldeyra Therapeutics, Inc. (2)	389	3,513
Alexion Pharmaceuticals, Inc. (2)	1,709	231,023
Alkermes PLC (2)	3	109
Allergan PLC	2,965	434,106
Allscripts Healthcare Solutions, Inc. (2)	1,558	14,863
AMAG Pharmaceuticals, Inc. (2)	223	2,872
Amedisys, Inc. (2)	61	7,519

AmerisourceBergen Corp.	772	61,389
Amgen, Inc.	2,598	493,568
Amneal Pharmaceuticals, Inc. (2)	201	2,848
Amphastar Pharmaceuticals, Inc. (2)	914	18,673
AngioDynamics, Inc. (2)	17	389
Aquestive Therapeutics, Inc. (2)	100	691
Aratana Therapeutics, Inc. (2)	35	126
Arena Pharmaceuticals, Inc. (2)	184	8,249
ArQule, Inc. (2)	834	3,995
Array BioPharma, Inc. (2)	2,029	49,467
Arrowhead Pharmaceuticals, Inc. (2)	430	7,891
Assertio Therapeutics, Inc. (2)	239	1,212
Avid Bioservices, Inc. (2)	981	4,169
Baxter International, Inc.	1,224	99,523
Biogen, Inc. (2)	1,476	348,897
BioSpecifics Technologies Corp. (2)	293	18,263
BioTelemetry, Inc. (2)	160	10,019
Bristol-Myers Squibb Co.	1,156	55,153
Bruker Corp.	1,579	60,697
Cardinal Health, Inc.	2,879	138,624
CareDx, Inc. (2)	396	12,482
Catalent, Inc. (2)	1,330	53,985
Celcuity, Inc. (2)	82	1,797
Celgene Corp. (2)	2,567	242,171
Cellular Biomedicine Group, Inc. (2)	206	3,564
Cerner Corp. (2)	3,272	187,191
Chemed Corp.	124	39,689
ChemoCentryx, Inc. (2)	377	5,237
Collegium Pharmaceutical, Inc. (2)	155	2,347
Computer Programs & Systems, Inc.	87	2,583
CONMED Corp.	422	35,102
Corium International Contingent Value Rights (2)(6)	50	0
Danaher Corp.	154	20,331
DexCom, Inc. (2)	50	5,955
Durect Corp. (2)	798	499
Eli Lilly & Co.	2,758	357,878
Emergent BioSolutions, Inc. (2)	413	20,865
Enanta Pharmaceuticals, Inc. (2)	83	7,928
Endo International PLC (2)	1,423	11,427
Ensign Group, Inc./The	90	4,607
Evolus, Inc. (2)	98	2,212
Exact Sciences Corp. (2)	524	45,389
Exelixis, Inc. (2)	1,342	31,940
Fate Therapeutics, Inc. (2)	167	2,934
Fennec Pharmaceuticals, Inc. (2)	534	2,590
FibroGen, Inc. (2)	227	12,337
FONAR Corp. (2)	360	7,369
Genomic Health, Inc. (2)	169	11,838
Gilead Sciences, Inc.	5,385	350,079
Glaukos Corp. (2)	86	6,740
Harvard Bioscience, Inc. (2)	147	634
HCA Healthcare, Inc.	3,225	420,476
Hill-Rom Holdings, Inc.	1,093	115,705
HMS Holdings Corp. (2)	136	4,027
Horizon Pharma Plc (2)	1,034	27,329
IDEXX Laboratories, Inc. (2)	264	59,030
Immune Design Corp. (2)	37	216
Incyte Corp. (2)	1,137	97,793
Innoviva, Inc. (2)	843	11,827
Integer Holdings Corp. (2)	283	21,344
Intersect ENT, Inc. (2)	351	11,285
Invitae Corp. (2)	801	18,759
Ionis Pharmaceuticals, Inc. (2)	88	7,143
Jazz Pharmaceuticals PLC (2)	89	12,723
Johnson & Johnson	5,257	734,876
Kindred Biosciences, Inc. (2)	643	5,896
Lantheus Holdings, Inc. (2)	265	6,487
LivaNova PLC (2)	38	3,696
Luminex Corp.	275	6,328
Masimo Corp. (2)	360	49,781

Medtronic PLC	6,583	599,580
Merck & Co., Inc.	8,972	746,201
Meridian Bioscience, Inc.	186	3,275
Minerva Neurosciences, Inc. (2)	11	86
Mirati Therapeutics, Inc. (2)	133	9,749
Molina Healthcare, Inc. (2)	105	14,906
Mylan NV (2)	4,075	115,486
Natera, Inc. (2)	231	4,763
National Research Corp.	55	2,123
NextGen Healthcare, Inc. (2)	34	572
Omnicell, Inc. (2)	86	6,952
OPKO Health, Inc. (2)	642	1,676
Orthofix Medical, Inc. (2)	244	13,764
Pacira BioSciences, Inc. (2)	366	13,930
PDL BioPharma, Inc. (2)	1,409	5,241
Perrigo Co. PLC	969	46,667
Pfenex, Inc. (2)	197	1,217
Pfizer, Inc.	17,879	759,321
Phibro Animal Health Corp.	511	16,863
Premier, Inc. - Class A (2)	992	34,214
Ra Pharmaceuticals, Inc. (2)	298	6,675
Reata Pharmaceuticals, Inc. (2)	44	3,761
Recro Pharma, Inc. (2)	245	1,436
Regeneron Pharmaceuticals, Inc. (2)	1,040	427,045
REGENXBIO, Inc. (2)	131	7,508
Repligen Corp. (2)	348	20,560
ResMed, Inc.	1,277	132,770
RTI Surgical Holdings, Inc. (2)	80	481
Sarepta Therapeutics, Inc. (2)	331	39,452
SeaSpine Holdings Corp. (2)	136	2,051
Seattle Genetics, Inc. (2)	518	37,938
SIGA Technologies, Inc. (2)	605	3,636
Simulations Plus, Inc.	36	760
Spark Therapeutics, Inc. (2)	58	6,605
Spring Bank Pharmaceuticals, Inc. (2)	101	1,059
STERIS PLC	590	75,538
Stryker Corp.	905	178,756
Supernus Pharmaceuticals, Inc. (2)	62	2,172
Surface Oncology, Inc. (2)	366	1,746
Tactile Systems Technology, Inc. (2)	31	1,634
Tandem Diabetes Care, Inc. (2)	252	16,002
Tocagen, Inc. (2)	367	3,989
United Therapeutics Corp. (2)	426	50,000
UnitedHealth Group, Inc.	1,353	334,543
Vanda Pharmaceuticals, Inc. (2)	475	8,740
Varex Imaging Corp. (2)	255	8,639
Varian Medical Systems, Inc. (2)	381	53,995
Veeva Systems, Inc. (2)	245	31,081
Veracyte, Inc. (2)	328	8,207
Vericel Corp. (2)	454	7,950
Vertex Pharmaceuticals, Inc. (2)	2,408	442,952
Vital Therapies, Inc. (2)	597	118
Waters Corp. (2)	44	11,075
West Pharmaceutical Services, Inc.	69	7,604
X4 Pharmaceuticals, Inc. (2)	16	279
Zimmer Biomet Holdings, Inc.	574	73,300
Zoetis, Inc.	2,173	218,756

		10,229,597

Industrials - 2.7%
ACCO Brands Corp.	1,697	14,526
AGCO Corp.	122	8,485
Allison Transmission Holdings, Inc.	2,074	93,164
Ameresco, Inc. - Class A (2)	165	2,670
Armstrong World Industries, Inc.	524	41,616
Atkore International Group, Inc. (2)	500	10,765
AZZ, Inc.	120	4,912
Boeing Co./The	411	156,764
Casella Waste Systems, Inc. (2)	187	6,650

Comfort Systems USA, Inc.	485	25,409
Commercial Vehicle Group, Inc. (2)	384	2,945
Copart, Inc. (2)	1,367	82,827
CSW Industrials, Inc.	29	1,661
CSX Corp.	6,738	504,137
Cummins, Inc.	2,403	379,362
Eagle Bulk Shipping, Inc. (2)	99	460
EMCOR Group, Inc.	205	14,981
Federal Signal Corp.	34	884
Global Brass & Copper Holdings, Inc.	599	20,630
Graco, Inc.	1,953	96,713
GrafTech International, Ltd.	403	5,154
Great Lakes Dredge & Dock Corp. (2)	322	2,869
HD Supply Holdings, Inc. (2)	17	737
Heidrick & Struggles International, Inc.	117	4,485
Heritage-Crystal Clean, Inc. (2)	263	7,219
Herman Miller, Inc.	14	493
Hillenbrand, Inc.	526	21,845
HNI Corp.	427	15,496
Hurco Cos., Inc.	218	8,792
Hyster-Yale Materials Handling, Inc.	26	1,621
ICF International, Inc.	77	5,858
Illinois Tool Works, Inc.	778	111,666
Ingersoll-Rand PLC	1,538	166,027
Insperity, Inc.	64	7,914
Kansas City Southern	310	35,954
KBR, Inc.	156	2,978
Kelly Services, Inc. - Class A	149	3,287
Kforce, Inc.	76	2,669
Kimball International, Inc. - Class B	794	11,227
Landstar System, Inc.	755	82,589
Lincoln Electric Holdings, Inc.	153	12,832
LSC Communications, Inc.	1,032	6,739
ManpowerGroup, Inc.	572	47,299
Masonite International Corp. (2)	413	20,605
Matson, Inc.	575	20,752
Miller Industries, Inc./TN	606	18,695
Moog, Inc.	63	5,478
MSC Industrial Direct Co., Inc.	1,097	90,733
Mueller Industries, Inc.	504	15,795
NCI Building Systems, Inc. (2)	481	2,963
Norfolk Southern Corp.	2,611	487,970
Old Dominion Freight Line, Inc.	834	120,421
Oshkosh Corp.	759	57,024
PACCAR, Inc.	1,501	102,278
Park-Ohio Holdings Corp.	140	4,533
Quad/Graphics, Inc.	270	3,213
Quanta Services, Inc.	592	22,342
Radiant Logistics, Inc. (2)	316	1,991
RR Donnelley & Sons Co.	1,487	7,019
Rush Enterprises, Inc.	171	7,150
Southwest Airlines Co.	7,163	371,831
Steelcase, Inc. - Class A	715	10,403
Sterling Construction Co., Inc. (2)	338	4,232
Timken Co./The	1,481	64,601
Toro Co./The	774	53,282
TriMas Corp. (2)	17	514
Triton International, Ltd./Bermuda	757	23,543
TrueBlue, Inc. (2)	237	5,603
Union Pacific Corp.	3,732	623,990
US Xpress Enterprises, Inc. (2)	311	2,056
Vectrus, Inc. (2)	373	9,918
Veritiv Corp. (2)	100	2,632
Waste Management, Inc.	4,603	478,298
Willis Lease Finance Corp. (2)	4	170
YRC Worldwide, Inc. (2)	213	1,425

		4,676,771

Information Technology - 6.7%

A10 Networks, Inc. (2)	56	397
ACI Worldwide, Inc. (2)	1,198	39,378
Adobe, Inc. (2)	1,481	394,672
Advanced Micro Devices, Inc. (2)	79	2,016
Amkor Technology, Inc. (2)	2,246	19,181
Anixter International, Inc. (2)	30	1,683
Apple, Inc.	8,780	1,667,761
ARRIS International PLC (2)	303	9,578
Arrow Electronics, Inc. (2)	444	34,215
Avaya Holdings Corp. (2)	1,157	19,472
Avnet, Inc.	2,117	91,814
AVX Corp.	484	8,393
Benchmark Electronics, Inc.	1,690	44,363
Benefitfocus, Inc. (2)	68	3,367
Booz Allen Hamilton Holding Corp.	1,490	86,629
Broadcom, Inc.	1,275	383,405
Cadence Design Systems, Inc. (2)	931	59,128
CDK Global, Inc.	600	35,292
Ciena Corp. (2)	1,926	71,917
Cisco Systems, Inc.	15,832	854,770
Citrix Systems, Inc.	1,336	133,146
CommVault Systems, Inc. (2)	53	3,431
Comtech Telecommunications Corp.	514	11,935
Corning, Inc.	17	563
Dell Technologies, Inc. - Class C (2)	228	13,381
Digi International, Inc. (2)	681	8,628
Diodes, Inc. (2)	628	21,792
Dolby Laboratories, Inc.	853	53,713
Euronet Worldwide, Inc. (2)	327	46,627
EVERTEC, Inc.	400	11,124
F5 Networks, Inc. (2)	361	56,652
Fabrinet (2)	369	19,321
Fair Isaac Corp. (2)	2	543
Hackett Group, Inc./The	101	1,596
Hewlett Packard Enterprise Co.	9,819	151,507
HP, Inc.	19,507	379,021
Immersion Corp. (2)	173	1,458
Information Services Group, Inc. (2)	30	112
Insight Enterprises, Inc. (2)	588	32,375
Integrated Device Technology, Inc. (2)	144	7,055
Intel Corp.	9,633	517,292
International Business Machines Corp.	16	2,258
Intuit, Inc.	1,980	517,592
j2 Global, Inc.	289	25,027
Jabil, Inc.	1,484	39,460
Juniper Networks, Inc.	6,891	182,405
Keysight Technologies, Inc. (2)	866	75,515
KLA-Tencor Corp.	1,027	122,634
Lam Research Corp.	1,383	247,571
Lattice Semiconductor Corp. (2)	329	3,925
Leidos Holdings, Inc.	1,143	73,255
LivePerson, Inc. (2)	15	435
LiveRamp Holdings, Inc. (2)	97	5,293
LogMeIn, Inc.	725	58,073
Majesco (2)	78	550
Majesco Contingent Value Rights (2)(6)	78	0
Mastercard, Inc.	2,798	658,789
MAXIMUS, Inc.	149	10,576
Micron Technology, Inc. (2)	12,098	500,010
Microsoft Corp.	14,884	1,755,419
MicroStrategy, Inc. (2)	130	18,753
Mitek Systems, Inc. (2)	231	2,827
Monotype Imaging Holdings, Inc.	818	16,270
Motorola Solutions, Inc.	925	129,889
Napco Security Technologies, Inc. (2)	220	4,563
NIC, Inc.	521	8,904
NVE Corp.	17	1,664
Oracle Corp.	7,723	414,802
Paychex, Inc.	234	18,767
PC Connection, Inc.	291	10,671

Photronics, Inc. (2)	1,339	12,654
Presidio, Inc.	1,150	17,020
Progress Software Corp.	1,077	47,786
Sanmina Corp. (2)	340	9,809
Semtech Corp. (2)	500	25,455
SMART Global Holdings, Inc. (2)	305	5,856
SolarWinds Corp. (2)	113	2,206
SPS Commerce, Inc. (2)	39	4,136
Symantec Corp.	3,349	76,994
Synopsys, Inc. (2)	1,954	225,003
Tech Data Corp. (2)	395	40,452
Teradyne, Inc.	1,665	66,334
Texas Instruments, Inc.	5,345	566,944
Trade Desk, Inc./The (2)	108	21,379
Unisys Corp. (2)	707	8,251
Verint Systems, Inc. (2)	221	13,229
Versum Materials, Inc.	34	1,711
Vishay Intertechnology, Inc.	14	259
Xerox Corp.	2,184	69,844
Xilinx, Inc.	2,430	308,100
Xperi Corp.	253	5,920
Zix Corp. (2)	503	3,461

		11,737,403

Materials - 0.6%
Cleveland-Cliffs, Inc.	318	3,177
Domtar Corp.	231	11,469
Eagle Materials, Inc.	598	50,411
FutureFuel Corp.	637	8,536
Ingevity Corp. (2)	105	11,089
International Paper Co.	3,584	165,832
LyondellBasell Industries NV	4,954	416,532
Mosaic Co./The	1,427	38,971
Nucor Corp.	3,296	192,322
Olin Corp.	74	1,712
Reliance Steel & Aluminum Co.	185	16,698
Schnitzer Steel Industries, Inc.	76	1,824
Steel Dynamics, Inc.	1,145	40,384
Stepan Co.	58	5,076
Tredegar Corp.	199	3,212
Trinseo SA	546	24,734
Valvoline, Inc.	72	1,336
Verso Corp. (2)	169	3,620
Warrior Met Coal, Inc.	63	1,915

		998,850

Real Estate Investment Trust - 1.2%
American Assets Trust, Inc.	340	15,592
American Campus Communities, Inc.	39	1,856
American Tower Corp.	731	144,051
Camden Property Trust	145	14,718
CatchMark Timber Trust, Inc.	1,501	14,740
CoreCivic, Inc.	770	14,977
Essex Property Trust, Inc.	1,468	424,604
Farmland Partners, Inc.	149	954
Front Yard Residential Corp.	451	4,181
Gaming and Leisure Properties, Inc.	706	27,230
Gladstone Commercial Corp.	506	10,510
Hospitality Properties Trust	2,138	56,251
Host Hotels & Resorts, Inc.	6,306	119,183
Kilroy Realty Corp.	387	29,397
Lamar Advertising Co.	1,196	94,795
Maui Land & Pineapple Co., Inc. (2)	56	640
Pennsylvania Real Estate Investment Trust	803	5,051
Piedmont Office Realty Trust, Inc.	4,219	87,966
PS Business Parks, Inc.	351	55,047
RAIT Financial Trust (2)	225	401
Rayonier, Inc.	1,153	36,343

Redfin Corp. (2)		157	3,182
Retail Properties of America, Inc.		1,822	22,210
Retail Value, Inc.		368	11,471
SBA Communications Corp. (2)		81	16,172
Simon Property Group, Inc.		2,640	481,034
Tanger Factory Outlet Centers, Inc.		1,511	31,701
Trinity Place Holdings, Inc. (2)		645	2,580
UDR, Inc.		8,296	377,136
Urstadt Biddle Properties, Inc.		199	4,107

			2,108,080

Utilities - 1.1%
AES Corp./VA		8,055	145,634
ALLETE, Inc.		300	24,669
Ameren Corp.		2,856	210,059
Atlantic Power Corp. (2)		810	2,041
Black Hills Corp.		784	58,071
Eversource Energy		72	5,108
Exelon Corp.		9,573	479,894
National Fuel Gas Co.		170	10,363
NextEra Energy, Inc.		2,402	464,355
NRG Energy, Inc.		1,205	51,188
OGE Energy Corp.		1,866	80,462
Portland General Electric Co.		1,627	84,344
Southwest Gas Holdings, Inc.		27	2,221
UGI Corp.		6,441	356,950

			1,975,359

Total Common Stocks	(Cost	$48,537,048)	52,871,920

Registered Investment Companies - 47.2%

American Beacon SiM High Yield Opportunities Fund - Class I		427,255	4,037,561
Baird Core Plus Bond Fund - Class I		401,667	4,474,566
Dodge & Cox Income Fund		397,266	5,418,709
DoubleLine Total Return Bond Fund - Class I		510,405	5,374,560
Frost Total Return Bond Fund - Class I		519,338	5,375,148
Guggenheim Total Return Bond Fund - Class I		200,648	5,373,365
iShares Core U.S. Aggregate Bond ETF (7)		11,972	1,305,786
iShares iBoxx High Yield Corporate Bond ETF (7)		60,513	5,232,559
iShares JP Morgan USD Emerging Markets Bond ETF (7)		63,874	7,029,972
Lord Abbett High Yield Fund - Class I		667,319	4,891,451
Payden Emerging Markets Bond Fund - Class I		331,200	4,404,954
PGIM Total Return Bond Fund - Class R6		219,928	3,158,161
PIMCO Investment Grade Credit Bond Fund - Class I		146,295	1,514,149
Pioneer Bond Fund - Class Y		570,500	5,419,748
Segall Bryant & Hamill Plus Bond Fund - Class I		299,934	3,143,312
SPDR Bloomberg Barclays High Yield Bond ETF (7)		145,784	5,243,850
TCW Emerging Markets Income Fund - Class I		1,083,838	8,844,121
Vanguard Intermediate-Term Corporate Bond ETF (7)		10,172	883,642
Vanguard Total Bond Market ETF (7)		15,284	1,240,756

Total Registered Investment Companies	(Cost	$81,479,555)	82,366,370

Money Market Registered Investment Companies - 18.5%

Meeder Institutional Prime Money Market Fund, 2.52% (3)		32,166,220	32,169,437

Total Money Market Registered Investment Companies	(Cost	$32,161,815)	32,169,437

Bank Obligations - 0.3%

Metro City Bank Deposit Account, 2.35%, 4/1/2019 (4)		248,935	248,935
Seacoast Community Bank Deposit Account, 2.00%, 4/1/2019 (4)		248,931	248,931

Total Bank Obligations	(Cost	$497,866)	497,866

U.S. Government Obligations - 3.5%

U.S. Treasury Note, 1.375%, due 1/31/2021		852,000	837,623
U.S. Treasury Note, 2.25%, due 1/31/2024		458,000	457,964
U.S. Treasury Note, 2.25%, due 11/15/2025		3,505,000	3,489,118
U.S. Treasury Note, 2.125%, due 12/31/2022		1,237,000	1,231,926

Total U.S. Government Obligations	(Cost	$5,876,591)	6,016,631

Total Investments - 99.8%	(Cost	$168,552,875)	173,922,224

Other Assets less Liabilities - 0.2%			426,507

Total Net Assets - 100.0%			174,348,731

Trustee Deferred Compensation (5)

Meeder Balanced Fund		202	2,315
Meeder Dynamic Allocation Fund		467	5,100
Meeder Muirfield Fund		555	4,113
Meeder Conservative Allocation Fund		63	1,382

Total Trustee Deferred Compensation	(Cost	$13,117)	12,910

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	49	6/21/2019	4,572,680	38,340
Mini MSCI Emerging Markets Index Futures	21	6/21/2019	1,110,270	3,027
Russell 2000 Mini Index Futures	2	6/21/2019	154,380	(57)
Standard & Poors 500 Mini Futures	11	6/21/2019	1,560,790	7,883
E-mini Standard & Poors MidCap 400 Futures	2	6/21/2019	380,200	359

Total Futures Contracts	85		7,778,320	49,552

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$167,407,727	$49,552
Level 2 - Other Significant Observable Inputs	6,514,497	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$173,922,224	$49,552

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2019.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed as Level 3 security.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

March 31, 2019 (unaudited)

Conservative Allocation

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 18.5%

Communication Services - 1.6%
Alphabet, Inc. - Class A (2)	4	4,708
Alphabet, Inc. - Class C (2)	434	509,217
AMC Entertainment Holdings, Inc.	242	3,594
AMC Networks, Inc. (2)	260	14,758
AT&T, Inc.	5,105	160,093
Beasley Broadcast Group, Inc.	65	259
Cable One, Inc.	33	32,386
Comcast Corp. - Class A	1,776	71,004
Entravision Communications Corp.	9	29
Facebook, Inc. (2)	1,776	296,041
Fluent, Inc. (2)	121	680
Frontier Communications Corp. (2)	781	1,554
Gannett Co., Inc.	130	1,370
Gray Television, Inc. (2)	172	3,674
Liberty TripAdvisor Holdings, Inc. (2)	309	4,385
Marcus Corp./The	359	14,378
MDC Partners, Inc. (2)	204	459
Meet Group, Inc./The (2)	2	10
New York Times Co./The	34	1,117
Nexstar Media Group, Inc.	204	22,107
Spok Holdings, Inc.	491	6,687
TEGNA, Inc.	615	8,672
Telephone & Data Systems, Inc.	625	19,206
T-Mobile US, Inc. (2)	2,903	200,597
Verizon Communications, Inc.	6,766	400,074
Viacom, Inc.	2,288	64,224
Walt Disney Co./The	3,322	368,842

		2,210,125

Consumer Discretionary - 1.7%
Aaron's, Inc.	5	263
Advance Auto Parts, Inc.	112	19,099
Amazon.com, Inc. (2)	331	589,428
American Eagle Outfitters, Inc.	241	5,343
Ascena Retail Group, Inc. (2)	19	21
Ascent Capital Group, Inc. (2)	486	365
AutoZone, Inc. (2)	10	10,241
Barnes & Noble Education, Inc. (2)	491	2,062
Bassett Furniture Industries, Inc.	270	4,431
BBX Capital Corp.	495	2,930
Beazer Homes USA, Inc. (2)	113	1,301
Best Buy Co., Inc.	628	44,626
Bloomin' Brands, Inc.	669	13,681
Brinker International, Inc.	128	5,681
Burlington Stores, Inc. (2)	49	7,677
Capri Holdings, Ltd. (2)	299	13,679
Cato Corp./The	11	165
Citi Trends, Inc.	39	753
Clarus Corp.	392	5,022
Core-Mark Holding Co., Inc.	10	371
Cracker Barrel Old Country Store, Inc.	118	19,070
Crocs, Inc. (2)	131	3,373
Darden Restaurants, Inc.	216	26,238
Deckers Outdoor Corp. (2)	77	11,318
Designer Brands, Inc. (2)	1	22
Dick's Sporting Goods, Inc.	72	2,650
Dine Brands Global, Inc.	93	8,490
Dollar General Corp.	306	36,506

DR Horton, Inc.	143	5,917
El Pollo Loco Holdings, Inc. (2)	209	2,719
Ethan Allen Interiors, Inc.	302	5,777
Extended Stay America, Inc.	1,218	21,863
Five Below, Inc. (2)	109	13,543
Flexsteel Industries, Inc.	40	928
Foot Locker, Inc.	256	15,514
Ford Motor Co.	2,766	24,285
Garrett Motion, Inc. (2)	169	2,489
General Motors Co.	3,683	136,639
Genesco, Inc. (2)	37	1,685
Gentex Corp.	580	11,994
H&R Block, Inc.	262	6,272
Helen of Troy, Ltd. (2)	68	7,885
Home Depot, Inc./The	301	57,759
Hooker Furniture Corp.	95	2,739
J Alexander's Holdings, Inc. (2)	140	1,375
Jack in the Box, Inc.	46	3,729
La-Z-Boy, Inc.	240	7,918
Lear Corp.	292	39,627
Liberty Expedia Holdings, Inc. (2)	658	28,162
Lululemon Athletica, Inc. (2)	164	26,875
Macy's, Inc.	516	12,399
McDonald's Corp.	849	161,225
MDC Holdings, Inc.	204	5,928
Norwegian Cruise Line Holdings, Ltd. (2)	112	6,156
NVR, Inc. (2)	9	24,903
Office Depot, Inc.	819	2,973
PulteGroup, Inc.	169	4,725
Rent-A-Center, Inc./TX (2)	53	1,106
Ross Stores, Inc.	1,496	139,278
Ruth's Hospitality Group, Inc.	62	1,587
Speedway Motorsports, Inc.	235	3,400
Starbucks Corp.	3,695	274,686
Target Corp.	2,871	230,426
Texas Roadhouse, Inc.	58	3,607
TJX Cos., Inc./The	4,737	252,056
Toll Brothers, Inc.	57	2,063
Tower International, Inc.	170	3,575
Town Sports International Holdings, Inc. (2)	120	571
Tupperware Brands Corp.	342	8,748
Turtle Beach Corp. (2)	30	341
Ulta Beauty, Inc. (2)	36	12,554
Yum China Holdings, Inc.	969	43,518
Yum! Brands, Inc.	1,192	118,974
ZAGG, Inc. (2)	275	2,494

		2,577,793

Consumer Staples - 0.8%
Coca-Cola Co./The	67	3,140
Coca-Cola Consolidated, Inc.	5	1,439
Hershey Co./The	87	9,990
Kroger Co./The	2,169	53,357
Lamb Weston Holdings, Inc.	104	7,794
McCormick & Co., Inc./MD	619	93,240
Molson Coors Brewing Co.	901	53,745
Natural Health Trends Corp.	63	816
PepsiCo, Inc.	2,853	349,635
Procter & Gamble Co./The	1,050	109,253
Simply Good Foods Co./The (2)	37	762
SpartanNash Co.	119	1,889
TreeHouse Foods, Inc. (2)	290	18,720
Turning Point Brands, Inc.	20	922
Tyson Foods, Inc.	1,095	76,026
Walgreens Boots Alliance, Inc.	2,700	170,829
Walmart, Inc.	1,715	167,264
Weis Markets, Inc.	58	2,367

		1,121,188

Energy - 1.5%
Adams Resources & Energy, Inc.	26	1,016
Arch Coal, Inc. - Class A	51	4,655
Archrock, Inc.	1,439	14,073
Baker Hughes a GE Co.	587	16,272
Berry Petroleum Corp.	231	2,666
C&J Energy Services, Inc. (2)	674	10,460
Cabot Oil & Gas Corp.	822	21,454
Cactus, Inc. (2)	300	10,680
Chevron Corp.	1,868	230,100
Cimarex Energy Co.	162	11,324
ConocoPhillips	3,886	259,352
CONSOL Energy, Inc. (2)	65	2,224
CVR Energy, Inc.	196	8,075
Delek US Holdings, Inc.	340	12,383
EOG Resources, Inc.	109	10,375
Evolution Petroleum Corp.	475	3,206
Exxon Mobil Corp.	4,416	356,813
Gulfport Energy Corp. (2)	324	2,598
Hallador Energy Co.	211	1,110
HollyFrontier Corp.	369	18,181
Independence Contract Drilling, Inc. (2)	37	102
Keane Group, Inc. (2)	510	5,554
Mammoth Energy Services, Inc.	317	5,278
Marathon Oil Corp.	3,717	62,111
Marathon Petroleum Corp.	3,554	212,707
Matrix Service Co. (2)	382	7,480
Midstates Petroleum Co., Inc. (2)	275	2,687
Newpark Resources, Inc. (2)	50	458
Occidental Petroleum Corp.	3,575	236,665
ONEOK, Inc.	1,978	138,144
Overseas Shipholding Group, Inc. (2)	97	222
Pacific Ethanol, Inc. (2)	394	386
Par Pacific Holdings, Inc. (2)	535	9,528
PBF Energy, Inc.	389	12,113
Peabody Energy Corp.	328	9,292
Phillips 66	2,382	226,695
Profire Energy, Inc. (2)	5	9
ProPetro Holding Corp. (2)	411	9,264
Renewable Energy Group, Inc. (2)	21	461
SEACOR Holdings, Inc. (2)	40	1,691
SilverBow Resources, Inc. (2)	17	391
Southwestern Energy Co. (2)	418	1,960
Talos Energy, Inc. (2)	143	3,798
Valero Energy Corp.	1,948	165,249
W&T Offshore, Inc. (2)	761	5,251
Westmoreland Coal Co. (2)	410	7
World Fuel Services Corp.	242	6,991

		2,121,511

Financials - 1.7%
Ally Financial, Inc.	3,039	83,542
Arbor Realty Trust, Inc.	631	8,184
Ares Commercial Real Estate Corp.	665	10,101
Atlantic Capital Bancshares, Inc. (2)	68	1,212
Bancorp, Inc./The (2)	183	1,479
Bank of America Corp.	10,989	303,187
Bank of NT Butterfield & Son, Ltd./The	575	20,631
BB&T Corp.	4,535	211,014
Berkshire Hathaway, Inc. - Class B (2)	2,374	476,913
Blue Hills Bancorp, Inc.	195	4,661
BSB Bancorp, Inc./MA (2)	74	2,430
Cannae Holdings, Inc. (2)	297	7,205
Central Valley Community Bancorp	13	254
CIT Group, Inc.	736	35,306
Citigroup, Inc.	2,526	157,168
Cowen, Inc. (2)	478	6,926
Discover Financial Services	2,187	155,627
eHealth, Inc. (2)	30	1,870
Essent Group, Ltd. (2)	318	13,817

Exantas Capital Corp.	86	914
Fidelity Southern Corp.	399	10,929
Fifth Third Bancorp	6,037	152,253
First BanCorp/Puerto Rico	679	7,781
FirstCash, Inc.	43	3,720
Genworth Financial, Inc. (2)	453	1,735
Health Insurance Innovations, Inc. - Class A (2)	82	2,199
Hilltop Holdings, Inc.	448	8,176
IBERIABANK Corp.	259	18,573
Independence Holding Co.	27	952
JPMorgan Chase & Co.	1,865	188,794
KeyCorp	4,551	71,678
Ladder Capital Corp.	973	16,560
LPL Financial Holdings, Inc.	299	20,825
Marlin Business Services Corp.	26	559
Medley Management, Inc.	19	65
Mercantile Bank Corp.	10	327
Mercury General Corp.	58	2,904
MGIC Investment Corp. (2)	413	5,447
Mr Cooper Group, Inc. (2)	670	6,425
National General Holdings Corp.	60	1,424
Navient Corp.	368	4,258
NewStar Financial Contingent Value Rights (2)(5)	8	0
Nicolet Bankshares, Inc. (2)	17	1,013
NMI Holdings, Inc. - Class A (2)	87	2,251
Northeast Bancorp	15	310
Northrim BanCorp, Inc.	101	3,476
OFG Bancorp	138	2,731
Old Republic International Corp.	590	12,343
Old Second Bancorp, Inc.	48	604
OneMain Holdings, Inc.	269	8,541
Oppenheimer Holdings, Inc.	481	12,516
Pacific Mercantile Bancorp (2)	13	99
PennyMac Financial Services, Inc.	547	12,165
PennyMac Mortgage Investment Trust	87	1,802
Piper Jaffray Cos.	119	8,667
Popular, Inc.	862	44,936
Pzena Investment Management, Inc.	475	3,843
Radian Group, Inc.	1,397	28,974
Safety Insurance Group, Inc.	59	5,141
Santander Consumer USA Holdings, Inc.	963	20,348
Siebert Financial Corp. (2)	3	35
Silvercrest Asset Management Group, Inc.	79	1,126
Stewart Information Services Corp.	602	25,699
SunTrust Banks, Inc.	23	1,363
TCF Financial Corp.	3,133	64,822
TD Ameritrade Holding Corp.	1,556	77,784
TriCo Bancshares	132	5,186
United Security Bancshares/Fresno CA	218	2,311
Universal Insurance Holdings, Inc.	195	6,045
Walker & Dunlop, Inc.	211	10,742

		2,392,898

Healthcare - 3.7%
Abbott Laboratories	402	32,136
AbbVie, Inc.	1,326	106,862
Aeglea BioTherapeutics, Inc. (2)	179	1,441
Aldeyra Therapeutics, Inc. (2)	207	1,869
Alexion Pharmaceuticals, Inc. (2)	787	106,387
Allergan PLC	1,227	179,645
Allscripts Healthcare Solutions, Inc. (2)	643	6,134
AMAG Pharmaceuticals, Inc. (2)	108	1,391
Amedisys, Inc. (2)	30	3,698
AmerisourceBergen Corp.	265	21,073
Amgen, Inc.	1,185	225,126
Amneal Pharmaceuticals, Inc. (2)	298	4,223
Amphastar Pharmaceuticals, Inc. (2)	439	8,969
Aquestive Therapeutics, Inc. (2)	41	283
Arena Pharmaceuticals, Inc. (2)	62	2,779
ArQule, Inc. (2)	431	2,064

Array BioPharma, Inc. (2)	919	22,405
Arrowhead Pharmaceuticals, Inc. (2)	200	3,670
Assertio Therapeutics, Inc. (2)	95	482
Avid Bioservices, Inc. (2)	468	1,989
Baxter International, Inc.	1,535	124,811
Biogen, Inc. (2)	720	170,194
BioSpecifics Technologies Corp. (2)	135	8,415
Bio-Techne Corp.	12	2,383
BioTelemetry, Inc. (2)	87	5,448
Bristol-Myers Squibb Co.	928	44,275
Bruker Corp.	736	28,292
Cardinal Health, Inc.	1,549	74,584
CareDx, Inc. (2)	182	5,737
Catalent, Inc. (2)	522	21,188
Celcuity, Inc. (2)	35	767
Celgene Corp. (2)	672	63,396
Cellular Biomedicine Group, Inc. (2)	96	1,661
Cerner Corp. (2)	1,603	91,708
Chemed Corp.	73	23,365
ChemoCentryx, Inc. (2)	126	1,750
Collegium Pharmaceutical, Inc. (2)	98	1,484
Computer Programs & Systems, Inc.	46	1,366
CONMED Corp.	142	11,812
Corium International Contingent Value Rights (2)(5)	24	0
Danaher Corp.	241	31,817
DexCom, Inc. (2)	17	2,025
Durect Corp. (2)	337	211
Eli Lilly & Co.	1,426	185,038
Emergent BioSolutions, Inc. (2)	208	10,508
Enanta Pharmaceuticals, Inc. (2)	38	3,630
Endo International PLC (2)	699	5,613
Ensign Group, Inc./The	54	2,764
Evolus, Inc. (2)	44	993
Exact Sciences Corp. (2)	226	19,576
Exelixis, Inc. (2)	732	17,422
Fate Therapeutics, Inc. (2)	105	1,845
Fennec Pharmaceuticals, Inc. (2)	309	1,499
FibroGen, Inc. (2)	100	5,435
FONAR Corp. (2)	142	2,907
Genomic Health, Inc. (2)	66	4,623
Gilead Sciences, Inc.	3,354	218,044
Glaukos Corp. (2)	19	1,489
Harvard Bioscience, Inc. (2)	30	129
HCA Healthcare, Inc.	1,574	205,218
Hill-Rom Holdings, Inc.	518	54,835
HMS Holdings Corp. (2)	69	2,043
Horizon Pharma Plc (2)	497	13,136
IDEXX Laboratories, Inc. (2)	133	29,739
Immune Design Corp. (2)	5	29
Incyte Corp. (2)	525	45,155
Innoviva, Inc. (2)	341	4,784
Integer Holdings Corp. (2)	140	10,559
Intersect ENT, Inc. (2)	162	5,208
Invitae Corp. (2)	408	9,555
Ionis Pharmaceuticals, Inc. (2)	27	2,192
Jazz Pharmaceuticals PLC (2)	52	7,433
Johnson & Johnson	2,419	338,152
Kindred Biosciences, Inc. (2)	333	3,054
Lantheus Holdings, Inc. (2)	125	3,060
LHC Group, Inc. (2)	15	1,663
LivaNova PLC (2)	20	1,945
Luminex Corp.	121	2,784
Masimo Corp. (2)	186	25,720
Medtronic PLC	3,210	292,367
Merck & Co., Inc.	4,194	348,815
Minerva Neurosciences, Inc. (2)	3	24
Mirati Therapeutics, Inc. (2)	63	4,618
Molina Healthcare, Inc. (2)	48	6,814
Mylan NV (2)	1,973	55,915
Natera, Inc. (2)	106	2,186
National Research Corp.	28	1,081

Natus Medical, Inc. (2)	34	863
NextGen Healthcare, Inc. (2)	8	135
Omnicell, Inc. (2)	49	3,961
OPKO Health, Inc. (2)	358	934
Orthofix Medical, Inc. (2)	119	6,713
Pacira BioSciences, Inc. (2)	173	6,584
Palatin Technologies, Inc. (2)	584	572
PDL BioPharma, Inc. (2)	802	2,983
Perrigo Co. PLC	489	23,550
Pfenex, Inc. (2)	62	383
Pfizer, Inc.	8,759	371,995
Phibro Animal Health Corp.	238	7,854
Premier, Inc. - Class A (2)	521	17,969
Ra Pharmaceuticals, Inc. (2)	148	3,315
Reata Pharmaceuticals, Inc. (2)	23	1,966
Recro Pharma, Inc. (2)	104	609
Regeneron Pharmaceuticals, Inc. (2)	507	208,184
REGENXBIO, Inc. (2)	64	3,668
Repligen Corp. (2)	169	9,985
ResMed, Inc.	608	63,214
RTI Surgical Holdings, Inc. (2)	24	144
Sarepta Therapeutics, Inc. (2)	154	18,355
SeaSpine Holdings Corp. (2)	68	1,025
Seattle Genetics, Inc. (2)	200	14,648
SIGA Technologies, Inc. (2)	297	1,785
Simulations Plus, Inc.	22	464
Spark Therapeutics, Inc. (2)	28	3,189
Spring Bank Pharmaceuticals, Inc. (2)	44	462
STERIS PLC	228	29,191
Stryker Corp.	630	124,438
Surface Oncology, Inc. (2)	189	902
Tactile Systems Technology, Inc. (2)	5	264
Tandem Diabetes Care, Inc. (2)	122	7,747
Tocagen, Inc. (2)	175	1,902
United Therapeutics Corp. (2)	226	26,526
UnitedHealth Group, Inc.	732	180,994
Vanda Pharmaceuticals, Inc. (2)	226	4,158
Varex Imaging Corp. (2)	137	4,642
Varian Medical Systems, Inc. (2)	124	17,573
Veeva Systems, Inc. (2)	110	13,955
Veracyte, Inc. (2)	178	4,454
Vericel Corp. (2)	213	3,730
Vertex Pharmaceuticals, Inc. (2)	1,175	216,141
Vital Therapies, Inc. (2)	184	36
Waters Corp. (2)	25	6,293
West Pharmaceutical Services, Inc.	27	2,975
X4 Pharmaceuticals, Inc. (2)	8	139
Zimmer Biomet Holdings, Inc.	253	32,308
Zoetis, Inc.	1,237	124,529

		4,987,320

Industrials - 1.6%
ACCO Brands Corp.	650	5,564
AGCO Corp.	39	2,712
Allied Motion Technologies, Inc.	2	69
Allison Transmission Holdings, Inc.	1,047	47,031
Ameresco, Inc. - Class A (2)	100	1,618
Armstrong World Industries, Inc.	228	18,108
Atkore International Group, Inc. (2)	281	6,050
AZZ, Inc.	51	2,087
Boeing Co./The	205	78,191
Casella Waste Systems, Inc. (2)	43	1,529
Comfort Systems USA, Inc.	256	13,412
Commercial Vehicle Group, Inc. (2)	171	1,312
Copart, Inc. (2)	620	37,566
CSW Industrials, Inc.	15	859
CSX Corp.	3,286	245,859
Cummins, Inc.	1,039	164,027
Ducommun, Inc. (2)	67	2,916
Eagle Bulk Shipping, Inc. (2)	44	205

EMCOR Group, Inc.	91	6,650
Federal Signal Corp.	27	702
Global Brass & Copper Holdings, Inc.	315	10,849
Graco, Inc.	1,007	49,867
GrafTech International, Ltd.	236	3,018
Great Lakes Dredge & Dock Corp. (2)	175	1,559
HD Supply Holdings, Inc. (2)	9	390
Heidrick & Struggles International, Inc.	58	2,223
Heritage-Crystal Clean, Inc. (2)	126	3,459
Herman Miller, Inc.	50	1,759
Hillenbrand, Inc.	269	11,172
HNI Corp.	217	7,875
Hurco Cos., Inc.	89	3,589
Hyster-Yale Materials Handling, Inc.	21	1,310
ICF International, Inc.	37	2,815
Illinois Tool Works, Inc.	41	5,885
Ingersoll-Rand PLC	598	64,554
Insperity, Inc.	9	1,113
Kansas City Southern	150	17,397
KBR, Inc.	139	2,654
Kelly Services, Inc. - Class A	63	1,390
Kforce, Inc.	20	702
Kimball International, Inc. - Class B	421	5,953
Landstar System, Inc.	329	35,989
Lincoln Electric Holdings, Inc.	170	14,258
LSC Communications, Inc.	559	3,650
LSI Industries, Inc.	62	163
ManpowerGroup, Inc.	271	22,409
Masonite International Corp. (2)	212	10,577
Matson, Inc.	333	12,018
Miller Industries, Inc./TN	276	8,515
MSC Industrial Direct Co., Inc.	525	43,423
Mueller Industries, Inc.	196	6,143
NCI Building Systems, Inc. (2)	208	1,281
Norfolk Southern Corp.	1,274	238,098
Old Dominion Freight Line, Inc.	453	65,409
Oshkosh Corp.	363	27,272
PACCAR, Inc.	823	56,079
Park-Ohio Holdings Corp.	68	2,202
Quad/Graphics, Inc.	138	1,642
Quanex Building Products Corp.	22	350
Quanta Services, Inc.	283	10,680
Radiant Logistics, Inc. (2)	144	907
RR Donnelley & Sons Co.	744	3,512
Rush Enterprises, Inc.	81	3,387
Southwest Airlines Co.	3,724	193,313
Steelcase, Inc. - Class A	322	4,685
Sterling Construction Co., Inc. (2)	199	2,491
Timken Co./The	750	32,715
Toro Co./The	406	27,949
TriMas Corp. (2)	205	6,197
Triton International, Ltd./Bermuda	370	11,507
TrueBlue, Inc. (2)	123	2,908
Union Pacific Corp.	1,820	304,304
US Xpress Enterprises, Inc. (2)	193	1,276
Vectrus, Inc. (2)	175	4,653
Veritiv Corp. (2)	37	974
Waste Management, Inc.	2,245	233,278
YRC Worldwide, Inc. (2)	122	816

		2,231,030

Information Technology - 4.2%
A10 Networks, Inc. (2)	79	560
ACI Worldwide, Inc. (2)	458	15,054
Adobe, Inc. (2)	741	197,469
Advanced Micro Devices, Inc. (2)	442	11,280
Amkor Technology, Inc. (2)	907	7,746
Anixter International, Inc. (2)	9	505
Apple, Inc.	4,260	809,187
ARRIS International PLC (2)	148	4,678

Arrow Electronics, Inc. (2)	229	17,647
Avaya Holdings Corp. (2)	549	9,240
Avnet, Inc.	930	40,334
AVX Corp.	178	3,087
Benchmark Electronics, Inc.	775	20,344
Benefitfocus, Inc. (2)	23	1,139
Booz Allen Hamilton Holding Corp.	633	36,803
Broadcom, Inc.	580	174,412
Cadence Design Systems, Inc. (2)	343	21,784
CDK Global, Inc.	283	16,646
Ciena Corp. (2)	983	36,705
Cisco Systems, Inc.	7,721	416,857
Citrix Systems, Inc.	584	58,201
CommVault Systems, Inc. (2)	18	1,165
Comtech Telecommunications Corp.	278	6,455
Corning, Inc.	9	298
Dell Technologies, Inc. - Class C (2)	61	3,580
Digi International, Inc. (2)	295	3,738
Diodes, Inc. (2)	310	10,757
Dolby Laboratories, Inc.	409	25,755
Euronet Worldwide, Inc. (2)	165	23,527
EVERTEC, Inc.	182	5,061
F5 Networks, Inc. (2)	195	30,601
Fabrinet (2)	196	10,263
Fair Isaac Corp. (2)	14	3,803
FLIR Systems, Inc.	49	2,331
Hackett Group, Inc./The	8	126
Hewlett Packard Enterprise Co.	4,254	65,639
HP, Inc.	9,514	184,857
Immersion Corp. (2)	86	725
Insight Enterprises, Inc. (2)	236	12,994
Integrated Device Technology, Inc. (2)	45	2,205
Intel Corp.	4,883	262,217
International Business Machines Corp.	358	50,514
Intuit, Inc.	966	252,522
j2 Global, Inc.	174	15,068
Jabil, Inc.	595	15,821
Juniper Networks, Inc.	3,162	83,698
Keysight Technologies, Inc. (2)	417	36,362
KLA-Tencor Corp.	525	62,690
Lam Research Corp.	633	113,313
Lattice Semiconductor Corp. (2)	137	1,634
Leidos Holdings, Inc.	666	42,684
LivePerson, Inc. (2)	7	203
LiveRamp Holdings, Inc. (2)	37	2,019
LogMeIn, Inc.	331	26,513
Majesco (2)	18	127
Majesco Contingent Value Rights (2)(5)	18	0
Mastercard, Inc.	1,207	284,188
MAXIMUS, Inc.	57	4,046
Micron Technology, Inc. (2)	5,719	236,366
Microsoft Corp.	7,261	856,362
MicroStrategy, Inc. (2)	49	7,068
Mitek Systems, Inc. (2)	92	1,126
Monotype Imaging Holdings, Inc.	368	7,320
Motorola Solutions, Inc.	356	49,990
Napco Security Technologies, Inc. (2)	68	1,410
NIC, Inc.	183	3,127
NVE Corp.	5	489
Oracle Corp.	3,754	201,627
Paychex, Inc.	556	44,591
PC Connection, Inc.	154	5,647
Photronics, Inc. (2)	585	5,528
Presidio, Inc.	559	8,273
Progress Software Corp.	509	22,584
Sanmina Corp. (2)	137	3,952
Semtech Corp. (2)	235	11,964
SMART Global Holdings, Inc. (2)	154	2,957
SPS Commerce, Inc. (2)	21	2,227
Symantec Corp.	1,607	36,945
Synopsys, Inc. (2)	884	101,793

Tech Data Corp. (2)	202	20,687
Teradyne, Inc.	849	33,824
Texas Instruments, Inc.	2,606	276,418
Trade Desk, Inc./The (2)	55	10,887
Unisys Corp. (2)	324	3,781
Verint Systems, Inc. (2)	29	1,736
Versum Materials, Inc.	49	2,465
Vishay Intertechnology, Inc.	81	1,496
Xerox Corp.	1,032	33,003
Xilinx, Inc.	1,096	138,962
Xperi Corp.	124	2,902
Zix Corp. (2)	165	1,135

		5,685,819

Materials - 0.3%
Cleveland-Cliffs, Inc.	163	1,628
Domtar Corp.	92	4,568
Eagle Materials, Inc.	286	24,110
FutureFuel Corp.	380	5,092
Ingevity Corp. (2)	49	5,175
International Paper Co.	1,099	50,851
LyondellBasell Industries NV	2,414	202,969
Mosaic Co./The	772	21,083
Nucor Corp.	1,671	97,503
Olin Corp.	33	764
Reliance Steel & Aluminum Co.	94	8,484
Schnitzer Steel Industries, Inc.	9	216
Steel Dynamics, Inc.	520	18,340
Stepan Co.	22	1,925
Tredegar Corp.	96	1,549
Trinseo SA	293	13,273
Valvoline, Inc.	35	650
Verso Corp. (2)	59	1,264

		459,444

Real Estate Investment Trust - 0.7%
American Assets Trust, Inc.	429	19,674
American Campus Communities, Inc.	22	1,047
American Tower Corp.	339	66,803
Camden Property Trust	95	9,643
CatchMark Timber Trust, Inc.	800	7,856
CoreCivic, Inc.	326	6,341
Essex Property Trust, Inc.	716	207,096
Farmland Partners, Inc.	130	832
Front Yard Residential Corp.	76	705
Gaming and Leisure Properties, Inc.	407	15,698
Hospitality Properties Trust	1,028	27,047
Host Hotels & Resorts, Inc.	3,356	63,428
Kilroy Realty Corp.	171	12,989
Lamar Advertising Co.	506	40,106
Maui Land & Pineapple Co., Inc. (2)	12	137
Pennsylvania Real Estate Investment Trust	436	2,742
Piedmont Office Realty Trust, Inc.	1,763	36,759
PS Business Parks, Inc.	97	15,213
RAIT Financial Trust (2)	114	203
Rayonier, Inc.	585	18,439
Redfin Corp. (2)	66	1,338
Retail Properties of America, Inc.	784	9,557
Retail Value, Inc.	210	6,546
SBA Communications Corp. (2)	39	7,787
Simon Property Group, Inc.	1,303	237,420
Tanger Factory Outlet Centers, Inc.	715	15,001
Trinity Place Holdings, Inc. (2)	367	1,468
UDR, Inc.	4,129	187,704
Urstadt Biddle Properties, Inc.	411	8,483

		1,028,062

Utilities - 0.7%
AES Corp./VA		3,605	65,178
ALLETE, Inc.		116	9,539
Ameren Corp.		1,353	99,513
Atlantic Power Corp. (2)		423	1,066
Black Hills Corp.		350	25,925
Eversource Energy		64	4,541
Exelon Corp.		4,669	234,057
National Fuel Gas Co.		64	3,901
NextEra Energy, Inc.		1,179	227,924
NorthWestern Corp.		15	1,056
NRG Energy, Inc.		696	29,566
OGE Energy Corp.		958	41,309
Portland General Electric Co.		848	43,960
Southwest Gas Holdings, Inc.		11	905
UGI Corp.		3,157	174,963

			963,403

Total Common Stocks	(Cost	$24,018,460)	25,778,593

Registered Investment Companies - 66.1%

American Beacon SiM High Yield Opportunities Fund - Class I		478,491	4,521,739
Baird Core Plus Bond Fund - Class I		446,682	4,976,032
Dodge & Cox Income Fund		444,101	6,057,543
DoubleLine Total Return Bond Fund - Class I		570,611	6,008,532
Frost Total Return Bond Fund - Class I		584,594	6,050,547
Guggenheim Total Return Bond Fund - Class I		225,223	6,031,469
iShares Core U.S. Aggregate Bond ETF (6)		13,607	1,484,115
iShares iBoxx High Yield Corporate Bond ETF (6)		68,270	5,903,307
iShares JP Morgan USD Emerging Markets Bond ETF (6)		72,939	8,027,666
Lord Abbett High Yield Fund - Class I		749,067	5,490,662
Payden Emerging Markets Bond Fund - Class I		362,332	4,819,022
PGIM Total Return Bond Fund - Class R6		244,527	3,511,412
PIMCO Investment Grade Credit Bond Fund - Class I		167,339	1,731,962
Pioneer Bond Fund - Class Y		636,707	6,048,720
Segall Bryant & Hamill Plus Bond Fund - Class I		334,527	3,505,847
SPDR Bloomberg Barclays High Yield Bond ETF (6)		164,498	5,916,993
TCW Emerging Markets Income Fund - Class I		1,217,211	9,932,439
Vanguard Intermediate-Term Corporate Bond ETF (6)		11,558	1,004,043
Vanguard Total Bond Market ETF (6)		16,915	1,373,161

Total Registered Investment Companies	(Cost	$91,513,854)	92,395,211

Money Market Registered Investment Companies - 10.6%

Meeder Institutional Prime Money Market Fund, 2.52% (3)		14,736,012	14,737,486

Total Money Market Registered Investment Companies	(Cost	$14,734,386)	14,737,486

U.S. Government Obligations - 4.8%

U.S. Treasury Note, 1.375%, due 1/31/2021		972,000	955,598
U.S. Treasury Note, 2.25%, due 1/31/2024		513,000	512,960
U.S. Treasury Note, 2.25%, due 11/15/2025		3,943,000	3,925,133
U.S. Treasury Note, 2.125%, due 12/31/2022		1,374,000	1,368,364

Total U.S. Government Obligations	(Cost	$6,610,376)	6,762,055

Total Investments - 100.0%	(Cost	$136,877,076)	139,673,345

Other Assets less Liabilities - 0.0%			17,449

Total Net Assets - 100.0%			139,690,794

Trustee Deferred Compensation (4)

Meeder Balanced Fund		985	11,288
Meeder Dynamic Allocation Fund		2,490	27,191
Meeder Muirfield Fund		1,208	8,951
Meeder Conservative Allocation Fund		283	6,206

Total Trustee Deferred Compensation	(Cost	$49,864)	53,636

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	25	6/21/2019	2,333,000	21,122
Mini MSCI Emerging Markets Index Futures	13	6/21/2019	687,310	1,528
Standard & Poors 500 Mini Futures	2	6/21/2019	283,780	411

Total Futures Contracts	40		3,304,090	23,061

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$132,911,290	$23,061
Level 2 - Other Significant Observable Inputs	6,762,055	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$139,673,345	$23,061

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2019.

(4)	Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

(5)	Fair valued security deemed as Level 3 security.

(6)	Exchange-traded fund.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2019 (unaudited)

Dynamic Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 70.3%

Communication Services - 6.1%
Alphabet, Inc. - Class A (2)	345	406,027
Alphabet, Inc. - Class C (2)	2,297	2,695,093
AMC Entertainment Holdings, Inc.	1,511	22,438
AMC Networks, Inc. (2)	1,539	87,354
AT&T, Inc.	24,691	774,310
Cable One, Inc.	298	292,451
Comcast Corp. - Class A	5,545	221,689
Entravision Communications Corp.	50	162
Facebook, Inc. (2)	9,162	1,527,214
Fluent, Inc. (2)	763	4,288
Frontier Communications Corp. (2)	3,454	6,873
Gannett Co., Inc.	493	5,196
Gray Television, Inc. (2)	720	15,379
Liberty TripAdvisor Holdings, Inc. (2)	1,131	16,049
Marcus Corp./The	1,871	74,934
MDC Partners, Inc. (2)	577	1,298
Meet Group, Inc./The (2)	15	75
New York Times Co./The	480	15,768
Nexstar Media Group, Inc.	1,058	114,655
Spok Holdings, Inc.	2,338	31,844
TEGNA, Inc.	2,905	40,961
Telephone & Data Systems, Inc.	2,755	84,661
T-Mobile US, Inc. (2)	15,506	1,071,465
Verizon Communications, Inc.	34,604	2,046,135
Viacom, Inc.	12,756	358,061
Walt Disney Co./The	17,580	1,951,907

		11,866,287

Consumer Discretionary - 7.1%
Aaron's, Inc.	22	1,157
Advance Auto Parts, Inc.	722	123,123
Amazon.com, Inc. (2)	1,685	3,000,564
American Eagle Outfitters, Inc.	1,289	28,577
AutoZone, Inc. (2)	24	24,579
Barnes & Noble Education, Inc. (2)	2,832	11,894
Bassett Furniture Industries, Inc.	936	15,360
BBX Capital Corp.	2,551	15,102
Beazer Homes USA, Inc. (2)	415	4,777
Best Buy Co., Inc.	2,830	201,100
Bloomin' Brands, Inc.	3,673	75,113
Brinker International, Inc.	700	31,066
Burlington Stores, Inc. (2)	59	9,244
Capri Holdings, Ltd. (2)	1,303	59,612
Cato Corp./The	28	419
Churchill Downs, Inc.	54	4,874
Citi Trends, Inc.	525	10,138
Clarus Corp.	1,782	22,827
Core-Mark Holding Co., Inc.	120	4,456
Cracker Barrel Old Country Store, Inc.	885	143,025
Crocs, Inc. (2)	511	13,158
Darden Restaurants, Inc.	647	78,591
Deckers Outdoor Corp. (2)	307	45,126
Designer Brands, Inc. (2)	97	2,155
Dick's Sporting Goods, Inc.	147	5,411
Dine Brands Global, Inc.	475	43,363
Dollar General Corp.	1,686	201,140
Domino's Pizza, Inc.	71	18,325
El Pollo Loco Holdings, Inc. (2)	1,162	15,118
Ethan Allen Interiors, Inc.	1,966	37,610

Extended Stay America, Inc.	5,700	102,315
Five Below, Inc. (2)	659	81,881
Flexsteel Industries, Inc.	180	4,174
Foot Locker, Inc.	1,022	61,933
Ford Motor Co.	28,909	253,821
Garmin, Ltd.	1,017	87,818
Garrett Motion, Inc. (2)	1,027	15,128
General Motors Co.	15,280	566,888
Genesco, Inc. (2)	306	13,938
Gentex Corp.	2,425	50,149
H&R Block, Inc.	1,289	30,859
Helen of Troy, Ltd. (2)	390	45,224
Home Depot, Inc./The	2,630	504,671
J Alexander's Holdings, Inc. (2)	753	7,394
La-Z-Boy, Inc.	1,203	39,687
Lear Corp.	1,642	222,836
Liberty Expedia Holdings, Inc. (2)	2,693	115,260
Lululemon Athletica, Inc. (2)	1,680	275,302
Macy's, Inc.	2,550	61,277
McDonald's Corp.	4,911	932,599
MDC Holdings, Inc.	1,514	43,997
Norwegian Cruise Line Holdings, Ltd. (2)	2,690	147,842
NVR, Inc. (2)	54	149,418
Office Depot, Inc.	5,631	20,441
PulteGroup, Inc.	1,041	29,106
Qurate Retail, Inc. (2)	412	6,584
Rent-A-Center, Inc./TX (2)	129	2,692
Ross Stores, Inc.	8,912	829,707
Ruth's Hospitality Group, Inc.	415	10,620
Speedway Motorsports, Inc.	1,367	19,780
Starbucks Corp.	19,556	1,453,793
Target Corp.	11,239	902,042
Texas Roadhouse, Inc.	221	13,744
TJX Cos., Inc./The	25,056	1,333,230
Toll Brothers, Inc.	242	8,760
Tower International, Inc.	955	20,084
Town Sports International Holdings, Inc. (2)	722	3,437
Tupperware Brands Corp.	1,760	45,021
Turtle Beach Corp. (2)	117	1,329
Ulta Beauty, Inc. (2)	369	128,681
Yum China Holdings, Inc.	6,792	305,029
Yum! Brands, Inc.	5,473	546,260
ZAGG, Inc. (2)	1,438	13,043

		13,754,798

Consumer Staples - 2.9%
Hershey Co./The	1,491	171,212
Keurig Dr Pepper, Inc.	2,447	68,443
Kroger Co./The	9,239	227,279
Lamb Weston Holdings, Inc.	576	43,165
McCormick & Co., Inc./MD	2,003	301,712
Medifast, Inc.	20	2,551
Molson Coors Brewing Co.	5,146	306,959
Natural Health Trends Corp.	296	3,836
PepsiCo, Inc.	15,133	1,854,549
Procter & Gamble Co./The	4,818	501,313
Simply Good Foods Co./The (2)	290	5,971
SpartanNash Co.	589	9,347
TreeHouse Foods, Inc. (2)	1,432	92,436
Tyson Foods, Inc.	3,044	211,345
Village Super Market, Inc.	688	18,803
Walgreens Boots Alliance, Inc.	15,242	964,361
Walmart, Inc.	8,819	860,117

		5,643,399

Energy - 5.8%
Arch Coal, Inc. - Class A	260	23,730
Archrock, Inc.	6,801	66,514
Baker Hughes a GE Co.	2,784	77,172
Berry Petroleum Corp.	1,226	14,148

C&J Energy Services, Inc. (2)	2,988	46,374
Cabot Oil & Gas Corp.	4,927	128,595
Cactus, Inc. (2)	1,570	55,892
Chevron Corp.	9,867	1,215,417
Cimarex Energy Co.	1,495	104,501
ConocoPhillips	20,569	1,372,775
CONSOL Energy, Inc. (2)	300	10,266
CVR Energy, Inc.	831	34,237
Delek US Holdings, Inc.	1,686	61,404
Earthstone Energy, Inc. (2)	299	2,117
EOG Resources, Inc.	1,060	100,891
Evolution Petroleum Corp.	2,367	15,977
Exxon Mobil Corp.	24,483	1,978,226
Gulfport Energy Corp. (2)	1,806	14,484
Hallador Energy Co.	447	2,351
HollyFrontier Corp.	2,207	108,739
Independence Contract Drilling, Inc. (2)	30	83
Keane Group, Inc. (2)	3,071	33,443
Kinder Morgan, Inc./DE	1,217	24,352
Mammoth Energy Services, Inc.	1,728	28,771
Marathon Oil Corp.	26,084	435,864
Marathon Petroleum Corp.	18,766	1,123,145
Matrix Service Co. (2)	1,905	37,300
Midstates Petroleum Co., Inc. (2)	1,538	15,026
Newpark Resources, Inc. (2)	206	1,887
Occidental Petroleum Corp.	18,909	1,251,776
ONEOK, Inc.	8,395	586,307
Overseas Shipholding Group, Inc. (2)	381	872
Par Pacific Holdings, Inc. (2)	2,624	46,733
Patterson-UTI Energy, Inc.	677	9,492
PBF Energy, Inc.	2,612	81,338
Peabody Energy Corp.	2,429	68,814
Phillips 66	12,607	1,199,808
Profire Energy, Inc. (2)	11	20
ProPetro Holding Corp. (2)	2,400	54,096
Renewable Energy Group, Inc. (2)	177	3,887
RigNet, Inc. (2)	104	1,016
SEACOR Holdings, Inc. (2)	419	17,715
Southwestern Energy Co. (2)	3,162	14,830
Talos Energy, Inc. (2)	942	25,020
Valero Energy Corp.	9,104	772,292
W&T Offshore, Inc. (2)	3,863	26,655
World Fuel Services Corp.	1,245	35,968

		11,330,320

Financials - 6.2%
Ally Financial, Inc.	12,290	337,852
Arbor Realty Trust, Inc.	2,242	29,079
Ares Commercial Real Estate Corp.	3,898	59,211
Atlantic Capital Bancshares, Inc. (2)	183	3,263
Bancorp, Inc./The (2)	2,797	22,600
Bank of America Corp.	55,632	1,534,887
Bank of NT Butterfield & Son, Ltd./The	3,090	110,869
BB&T Corp.	23,987	1,116,115
Berkshire Hathaway, Inc. - Class B (2)	13,428	2,697,551
Blue Hills Bancorp, Inc.	437	10,444
BSB Bancorp, Inc./MA (2)	288	9,458
Cannae Holdings, Inc. (2)	2,209	53,590
Central Valley Community Bancorp	72	1,408
CIT Group, Inc.	4,257	204,208
Citigroup, Inc.	8,711	541,998
Cowen, Inc. (2)	2,597	37,631
Credit Acceptance Corp. (2)	20	9,039
Discover Financial Services	14,480	1,030,397
eHealth, Inc. (2)	166	10,348
Essent Group, Ltd. (2)	94	4,084
Evercore, Inc.	15	1,365
Exantas Capital Corp.	1,614	17,157
Fidelity Southern Corp.	2,282	62,504
Fifth Third Bancorp	28,459	717,736
First BanCorp/Puerto Rico	10,008	114,692
First Community Corp./SC	43	820

FirstCash, Inc.	97	8,391
Genworth Financial, Inc. (2)	1,151	4,408
Health Insurance Innovations, Inc. - Class A (2)	465	12,471
Hilltop Holdings, Inc.	1,615	29,474
IBERIABANK Corp.	322	23,091
JPMorgan Chase & Co.	10,234	1,035,988
KeyCorp	2,654	41,801
Ladder Capital Corp.	5,354	91,125
LPL Financial Holdings, Inc.	1,982	138,046
Mercantile Bank Corp.	76	2,487
MGIC Investment Corp. (2)	2,494	32,896
Mr Cooper Group, Inc. (2)	3,881	37,219
National General Holdings Corp.	1,410	33,459
Navient Corp.	3,305	38,239
NewStar Financial Contingent Value Rights (2)(6)	179	0
Nicolet Bankshares, Inc. (2)	192	11,443
NMI Holdings, Inc. - Class A (2)	258	6,674
Northeast Bancorp	55	1,137
Northrim BanCorp, Inc.	715	24,610
OFG Bancorp	1,571	31,090
Old Republic International Corp.	1,891	39,560
Old Second Bancorp, Inc.	562	7,076
OneMain Holdings, Inc.	1,294	41,085
Oppenheimer Holdings, Inc.	2,894	75,302
Pacific Mercantile Bancorp (2)	87	663
PennyMac Financial Services, Inc.	3,096	68,855
PennyMac Mortgage Investment Trust	256	5,302
Piper Jaffray Cos.	815	59,356
Popular, Inc.	5,190	270,555
Pzena Investment Management, Inc.	1,986	16,067
Radian Group, Inc.	7,170	148,706
Ready Capital Corp.	52	763
Santander Consumer USA Holdings, Inc.	5,874	124,118
Southern National Bancorp of Virginia, Inc.	381	5,582
Stewart Information Services Corp.	2,136	91,186
SunTrust Banks, Inc.	121	7,169
TCF Financial Corp.	18,025	372,937
TD Ameritrade Holding Corp.	3,906	195,261
TriCo Bancshares	831	32,650
Universal Insurance Holdings, Inc.	1,275	39,525
Walker & Dunlop, Inc.	1,259	64,096

		12,008,169

Healthcare - 13.6%
Abbott Laboratories	4,913	392,745
AbbVie, Inc.	6,981	562,599
Aeglea BioTherapeutics, Inc. (2)	976	7,857
Agilent Technologies, Inc.	868	69,770
Aldeyra Therapeutics, Inc. (2)	1,357	12,254
Alexion Pharmaceuticals, Inc. (2)	5,789	782,557
Alkermes PLC (2)	548	19,997
Allergan PLC	3,846	563,093
Allscripts Healthcare Solutions, Inc. (2)	4,396	41,938
Amedisys, Inc. (2)	197	24,282
AmerisourceBergen Corp.	1,704	135,502
Amgen, Inc.	7,597	1,443,278
Amneal Pharmaceuticals, Inc. (2)	2,608	36,955
Amphastar Pharmaceuticals, Inc. (2)	2,347	47,949
AquaBounty Technologies, Inc. (2)	2,920	6,395
Arena Pharmaceuticals, Inc. (2)	377	16,901
ArQule, Inc. (2)	2,466	11,812
Array BioPharma, Inc. (2)	4,554	111,027
Arrowhead Pharmaceuticals, Inc. (2)	866	15,891
Avid Bioservices, Inc. (2)	2,586	10,991
Baxter International, Inc.	6,402	520,547
Biogen, Inc. (2)	4,470	1,056,619
Bio-Techne Corp.	113	22,436
BioTelemetry, Inc. (2)	356	22,293
Bruker Corp.	4,321	166,099
Cardinal Health, Inc.	7,989	384,670
CareDx, Inc. (2)	1,010	31,835
Catalent, Inc. (2)	3,299	133,906

Celgene Corp. (2)	14,787	1,395,006
Cerner Corp. (2)	8,090	462,829
Chemed Corp.	389	124,507
ChemoCentryx, Inc. (2)	513	7,126
Computer Programs & Systems, Inc.	261	7,749
CONMED Corp.	930	77,357
Danaher Corp.	778	102,712
DexCom, Inc. (2)	40	4,764
Eli Lilly & Co.	7,173	930,768
Emergent BioSolutions, Inc. (2)	1,160	58,603
Enanta Pharmaceuticals, Inc. (2)	195	18,626
Endo International PLC (2)	3,567	28,643
Ensign Group, Inc./The	394	20,169
Evolus, Inc. (2)	260	5,868
Exact Sciences Corp. (2)	1,203	104,204
Exelixis, Inc. (2)	3,492	83,110
Fate Therapeutics, Inc. (2)	403	7,081
Fennec Pharmaceuticals, Inc. (2)	465	2,255
FibroGen, Inc. (2)	981	53,317
Genomic Health, Inc. (2)	398	27,880
Gilead Sciences, Inc.	18,587	1,208,341
Glaukos Corp. (2)	182	14,263
HCA Healthcare, Inc.	8,376	1,092,063
HealthStream, Inc. (2)	123	3,451
Hill-Rom Holdings, Inc.	2,546	269,520
HMS Holdings Corp. (2)	247	7,314
Horizon Pharma Plc (2)	2,529	66,841
IDEXX Laboratories, Inc. (2)	499	111,576
Incyte Corp. (2)	3,500	301,035
Innoviva, Inc. (2)	1,817	25,493
Integer Holdings Corp. (2)	770	58,073
Intersect ENT, Inc. (2)	899	28,903
Invitae Corp. (2)	1,775	41,571
Ionis Pharmaceuticals, Inc. (2)	512	41,559
IQVIA Holdings, Inc. (2)	1,716	246,847
Jazz Pharmaceuticals PLC (2)	165	23,587
Johnson & Johnson	12,863	1,798,119
Kindred Biosciences, Inc. (2)	1,959	17,964
Lantheus Holdings, Inc. (2)	658	16,108
LivaNova PLC (2)	179	17,408
Luminex Corp.	711	16,360
Masimo Corp. (2)	799	110,486
Medtronic PLC	16,065	1,463,200
Merck & Co., Inc.	14,565	1,211,371
Meridian Bioscience, Inc.	321	5,653
Mirati Therapeutics, Inc. (2)	300	21,990
Molina Healthcare, Inc. (2)	274	38,897
Mylan NV (2)	5,104	144,647
Natera, Inc. (2)	560	11,547
Natus Medical, Inc. (2)	226	5,736
NextGen Healthcare, Inc. (2)	99	1,666
Omnicell, Inc. (2)	152	12,288
OPKO Health, Inc. (2)	1,998	5,215
Orthofix Medical, Inc. (2)	739	41,687
Pacira BioSciences, Inc. (2)	913	34,749
PDL BioPharma, Inc. (2)	4,377	16,282
Perrigo Co. PLC	2,574	123,964
Pfizer, Inc.	48,203	2,047,181
Phibro Animal Health Corp.	1,438	47,454
Premier, Inc. - Class A (2)	2,989	103,091
Ra Pharmaceuticals, Inc. (2)	695	15,568
Reata Pharmaceuticals, Inc. (2)	94	8,034
Recro Pharma, Inc. (2)	818	4,793
Regeneron Pharmaceuticals, Inc. (2)	2,674	1,097,998
REGENXBIO, Inc. (2)	332	19,027
Repligen Corp. (2)	984	58,135
ResMed, Inc.	3,228	335,615
RTI Surgical Holdings, Inc. (2)	515	3,095
Sarepta Therapeutics, Inc. (2)	812	96,782
SeaSpine Holdings Corp. (2)	349	5,263
Seattle Genetics, Inc. (2)	1,050	76,902
SIGA Technologies, Inc. (2)	409	2,458
Simulations Plus, Inc.	169	3,568

Spark Therapeutics, Inc. (2)	150	17,082
STERIS PLC	936	119,836
Stryker Corp.	2,311	456,469
Supernus Pharmaceuticals, Inc. (2)	122	4,275
Surface Oncology, Inc. (2)	1,455	6,940
Tactile Systems Technology, Inc. (2)	110	5,799
Tandem Diabetes Care, Inc. (2)	643	40,831
Tocagen, Inc. (2)	865	9,403
United Therapeutics Corp. (2)	1,275	149,647
UnitedHealth Group, Inc.	4,219	1,043,190
Vanda Pharmaceuticals, Inc. (2)	1,213	22,319
Varex Imaging Corp. (2)	775	26,257
Varian Medical Systems, Inc. (2)	97	13,747
Veeva Systems, Inc. (2)	1,122	142,337
Veracyte, Inc. (2)	833	20,842
Vericel Corp. (2)	1,176	20,592
Vertex Pharmaceuticals, Inc. (2)	4,466	821,521
Vital Therapies, Inc. (2)	929	183
West Pharmaceutical Services, Inc.	198	21,820
Zimmer Biomet Holdings, Inc.	3,846	491,134
Zoetis, Inc.	2,895	291,440

		26,481,174

Industrials - 6.1%
ACCO Brands Corp.	4,055	34,711
AGCO Corp.	487	33,871
Allison Transmission Holdings, Inc.	6,117	274,776
Ameresco, Inc. - Class A (2)	254	4,110
Armstrong World Industries, Inc.	1,733	137,635
Atkore International Group, Inc. (2)	1,543	33,221
AZZ, Inc.	324	13,261
Boeing Co./The	1,153	439,777
Comfort Systems USA, Inc.	1,563	81,886
Commercial Vehicle Group, Inc. (2)	1,296	9,940
Copart, Inc. (2)	2,955	179,043
CSW Industrials, Inc.	128	7,333
CSX Corp.	17,392	1,301,269
Cummins, Inc.	5,893	930,328
Eagle Bulk Shipping, Inc. (2)	139	646
EMCOR Group, Inc.	893	65,260
Federal Signal Corp.	156	4,054
Franklin Electric Co., Inc.	164	8,379
Global Brass & Copper Holdings, Inc.	1,185	40,811
Graco, Inc.	3,948	195,505
GrafTech International, Ltd.	973	12,445
Great Lakes Dredge & Dock Corp. (2)	1,068	9,516
HD Supply Holdings, Inc. (2)	46	1,994
Heidrick & Struggles International, Inc.	187	7,168
Heritage-Crystal Clean, Inc. (2)	702	19,270
Herman Miller, Inc.	523	18,399
Hillenbrand, Inc.	1,259	52,286
HNI Corp.	1,081	39,229
Hyster-Yale Materials Handling, Inc.	182	11,350
ICF International, Inc.	255	19,400
Illinois Tool Works, Inc.	1,134	162,763
Ingersoll-Rand PLC	4,897	528,631
Insperity, Inc.	108	13,355
Kansas City Southern	719	83,390
KBR, Inc.	322	6,147
Kelly Services, Inc. - Class A	327	7,214
Kforce, Inc.	719	25,251
Kimball International, Inc. - Class B	2,311	32,678
Landstar System, Inc.	1,965	214,951
Lincoln Electric Holdings, Inc.	920	77,160
LSC Communications, Inc.	3,032	19,799
ManpowerGroup, Inc.	1,402	115,931
Masonite International Corp. (2)	380	18,958
Matson, Inc.	2,014	72,685
Miller Industries, Inc./TN	726	22,397
MSC Industrial Direct Co., Inc.	2,898	239,694
Mueller Industries, Inc.	1,504	47,135
NCI Building Systems, Inc. (2)	322	1,984

Norfolk Southern Corp.	6,740	1,259,639
nVent Electric PLC	291	7,851
Old Dominion Freight Line, Inc.	1,835	264,956
Oshkosh Corp.	2,085	156,646
PACCAR, Inc.	3,735	254,503
Quad/Graphics, Inc.	856	10,186
Quanex Building Products Corp.	365	5,800
Quanta Services, Inc.	1,074	40,533
Radiant Logistics, Inc. (2)	1,032	6,502
RR Donnelley & Sons Co.	3,737	17,639
Rush Enterprises, Inc.	709	29,643
Southwest Airlines Co.	15,586	809,069
Steelcase, Inc. - Class A	1,948	28,343
Sterling Construction Co., Inc. (2)	1,045	13,083
Timken Co./The	3,893	169,813
Toro Co./The	2,583	177,814
TriMas Corp. (2)	25	756
Triton International, Ltd./Bermuda	2,085	64,844
TrueBlue, Inc. (2)	1,069	25,271
Union Pacific Corp.	9,633	1,610,638
US Xpress Enterprises, Inc. (2)	1,069	7,066
Vectrus, Inc. (2)	845	22,469
Veritiv Corp. (2)	303	7,975
Waste Management, Inc.	11,880	1,234,451
YRC Worldwide, Inc. (2)	598	4,001

		11,906,487

Information Technology - 15.9%
A10 Networks, Inc. (2)	374	2,652
Accenture PLC	8,643	1,521,341
ACI Worldwide, Inc. (2)	2,756	90,590
Adobe, Inc. (2)	2,238	596,405
Advanced Micro Devices, Inc. (2)	1,111	28,353
Amkor Technology, Inc. (2)	4,385	37,448
Anixter International, Inc. (2)	77	4,320
Apple, Inc.	22,551	4,283,562
ARRIS International PLC (2)	699	22,095
Arrow Electronics, Inc. (2)	1,030	79,372
Avaya Holdings Corp. (2)	2,576	43,354
Avnet, Inc.	4,259	184,713
AVX Corp.	1,186	20,565
Benchmark Electronics, Inc.	4,257	111,746
Benefitfocus, Inc. (2)	137	6,784
Booz Allen Hamilton Holding Corp.	3,780	219,769
Broadcom, Inc.	3,394	1,020,610
Cadence Design Systems, Inc. (2)	3,133	198,977
CDK Global, Inc.	1,650	97,053
Ciena Corp. (2)	5,978	223,219
Cisco Systems, Inc.	36,223	1,955,680
Citrix Systems, Inc.	5,630	561,086
Comtech Telecommunications Corp.	1,302	30,232
Corning, Inc.	157	5,197
Dell Technologies, Inc. - Class C (2)	715	41,963
Digi International, Inc. (2)	1,630	20,652
Diodes, Inc. (2)	1,291	44,798
Dolby Laboratories, Inc.	2,315	145,776
Euronet Worldwide, Inc. (2)	845	120,489
EVERTEC, Inc.	669	18,605
F5 Networks, Inc. (2)	764	119,895
Fabrinet (2)	1,130	59,167
Fair Isaac Corp. (2)	14	3,803
FLIR Systems, Inc.	408	19,413
Hackett Group, Inc./The	165	2,607
Hewlett Packard Enterprise Co.	25,667	396,042
HP, Inc.	50,239	976,144
Immersion Corp. (2)	430	3,625
Insight Enterprises, Inc. (2)	722	39,753
Integrated Device Technology, Inc. (2)	225	11,023
Intel Corp.	27,186	1,459,888
International Business Machines Corp.	459	64,765
Intuit, Inc.	5,110	1,335,805
j2 Global, Inc.	1,388	120,201

Jabil, Inc.	3,410	90,672
Juniper Networks, Inc.	12,388	327,910
Keysight Technologies, Inc. (2)	1,351	117,807
KLA-Tencor Corp.	2,604	310,944
Lam Research Corp.	3,785	677,553
Lattice Semiconductor Corp. (2)	691	8,244
Leidos Holdings, Inc.	2,541	162,853
LivePerson, Inc. (2)	11	319
LiveRamp Holdings, Inc. (2)	389	21,228
LogMeIn, Inc.	1,961	157,076
Mastercard, Inc.	6,468	1,522,891
MAXIMUS, Inc.	683	48,479
Micron Technology, Inc. (2)	31,226	1,290,571
Microsoft Corp.	38,247	4,510,851
MicroStrategy, Inc. (2)	358	51,642
Mitek Systems, Inc. (2)	498	6,096
Monotype Imaging Holdings, Inc.	2,413	47,995
Motorola Solutions, Inc.	2,320	325,774
Napco Security Technologies, Inc. (2)	15	311
NIC, Inc.	1,691	28,899
Oracle Corp.	27,185	1,460,106
Paychex, Inc.	525	42,105
PC Connection, Inc.	370	13,568
Photronics, Inc. (2)	2,913	27,528
Presidio, Inc.	3,364	49,787
Progress Software Corp.	2,976	132,045
Sanmina Corp. (2)	1,345	38,803
Semtech Corp. (2)	1,135	57,783
SMART Global Holdings, Inc. (2)	779	14,957
SPS Commerce, Inc. (2)	111	11,773
Sykes Enterprises, Inc. (2)	32	905
Symantec Corp.	8,965	206,105
Synopsys, Inc. (2)	4,778	550,187
Tech Data Corp. (2)	970	99,338
Teradyne, Inc.	3,200	127,488
Texas Instruments, Inc.	6,242	662,089
Trade Desk, Inc./The (2)	165	32,662
Unisys Corp. (2)	1,797	20,971
Verint Systems, Inc. (2)	408	24,423
Versum Materials, Inc.	489	24,602
Vishay Intertechnology, Inc.	37	683
Xerox Corp.	5,537	177,073
Xilinx, Inc.	6,774	858,875
Xperi Corp.	648	15,163
Zix Corp. (2)	1,175	8,084

		30,714,755

Materials - 1.3%
Berry Global Group, Inc. (2)	46	2,478
Cleveland-Cliffs, Inc.	648	6,474
Domtar Corp.	753	37,386
Eagle Materials, Inc.	1,306	110,096
FutureFuel Corp.	1,118	14,981
Ingevity Corp. (2)	338	35,696
International Paper Co.	6,864	317,597
LyondellBasell Industries NV	12,760	1,072,861
Mosaic Co./The	3,033	82,831
Nucor Corp.	9,393	548,082
Olin Corp.	180	4,165
Reliance Steel & Aluminum Co.	952	85,928
Schnitzer Steel Industries, Inc.	565	13,560
Steel Dynamics, Inc.	2,843	100,273
Stepan Co.	368	32,207
Tredegar Corp.	577	9,313
Trinseo SA	1,457	66,002
Valvoline, Inc.	218	4,046
Verso Corp. (2)	753	16,129

		2,560,105

Real Estate Investment Trust - 2.8%
American Assets Trust, Inc.	1,436	65,855

American Campus Communities, Inc.		273	12,989
American Tower Corp.		2,105	414,811
Camden Property Trust		373	37,860
CatchMark Timber Trust, Inc.		4,395	43,159
CoreCivic, Inc.		2,959	57,553
EastGroup Properties, Inc.		32	3,572
Essex Property Trust, Inc.		3,788	1,095,641
Front Yard Residential Corp.		9	83
Gaming and Leisure Properties, Inc.		1,815	70,005
Gladstone Commercial Corp.		461	9,575
Hospitality Properties Trust		7,157	188,301
Host Hotels & Resorts, Inc.		11,608	219,391
Kilroy Realty Corp.		490	37,220
Kite Realty Group Trust		2,170	34,698
Lamar Advertising Co.		3,695	292,866
National Health Investors, Inc.		550	43,203
Pennsylvania Real Estate Investment Trust		1,469	9,240
Piedmont Office Realty Trust, Inc.		8,378	174,681
PS Business Parks, Inc.		816	127,973
Rayonier, Inc.		2,875	90,620
Redfin Corp. (2)		119	2,412
Retail Properties of America, Inc.		6,551	79,857
Retail Value, Inc.		1,273	39,679
SBA Communications Corp. (2)		265	52,910
Simon Property Group, Inc.		6,526	1,189,102
Tanger Factory Outlet Centers, Inc.		4,254	89,249
Trinity Place Holdings, Inc. (2)		97	388
UDR, Inc.		20,741	942,886
Urstadt Biddle Properties, Inc.		772	15,934

			5,441,713

Utilities - 2.5%
AES Corp./VA		5,358	96,873
ALLETE, Inc.		378	31,083
Ameren Corp.		6,809	500,802
Black Hills Corp.		2,133	157,991
California Water Service Group		422	22,906
Eversource Energy		80	5,676
Exelon Corp.		24,697	1,238,061
National Fuel Gas Co.		1,377	83,942
NextEra Energy, Inc.		5,646	1,091,485
NorthWestern Corp.		595	41,894
NRG Energy, Inc.		5,280	224,294
OGE Energy Corp.		9,199	396,661
ONE Gas, Inc.		181	16,114
Portland General Electric Co.		3,778	195,852
Southwest Gas Holdings, Inc.		170	13,984
UGI Corp.		12,306	681,985

			4,799,603

Total Common Stocks	(Cost	$121,829,002)	136,506,810

Registered Investment Companies - 5.8%

iShares Core MSCI EAFE ETF (7)		15,725	955,608
iShares JP Morgan USD Emerging Markets Bond ETF (7)		47,329	5,209,030
SPDR Bloomberg Barclays High Yield Bond ETF (7)		144,432	5,195,219

Total Registered Investment Companies	(Cost	$10,979,279)	11,359,857

Money Market Registered Investment Companies - 21.3%

Meeder Institutional Prime Money Market Fund, 2.52% (3)		41,345,363	41,349,498

Total Money Market Registered Investment Companies	(Cost	$41,341,166)	41,349,498

Bank Obligations - 0.5%

First Merchants Bank Deposit Account, 2.25%, 4/1/2019 (4)		248,877	248,877
Metro City Bank Deposit Account, 2.35%, 4/1/2019 (4)		248,935	248,935
Pacific Mercantile Bank Deposit Account, 2.37%, 4/1/2019 (4)		248,947	248,947
Seacoast Community Bank Deposit Account, 2.00%, 4/1/2019 (4)		248,931	248,931

Total Bank Obligations	(Cost	$995,690)	995,690

Total Investments - 97.9%	(Cost	$175,145,137)	190,211,855

Other Assets less Liabilities - 2.1%			4,064,508

Total Net Assets - 100.0%			194,276,363

Trustee Deferred Compensation (5)

Meeder Balanced Fund		3,256	37,314
Meeder Dynamic Allocation Fund		8,313	90,778
Meeder Muirfield Fund		3,544	26,261
Meeder Conservative Allocation Fund		941	20,636

Total Trustee Deferred Compensation	(Cost	$161,267)	174,989

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	381	6/21/2019	35,554,920	418,519
Mini MSCI Emerging Markets Index Futures	172	6/21/2019	9,093,640	34,603
Russell 2000 Mini Index Futures	2	6/21/2019	154,380	1,094
Standard & Poors 500 Mini Futures	14	6/21/2019	1,986,460	43,956
E-mini Standard & Poors MidCap 400 Futures	2	6/21/2019	380,200	6,114

Total Futures Contracts	571		47,169,600	504,286

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$189,216,165	$504,286
Level 2 - Other Significant Observable Inputs	995,690	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$190,211,855	$504,286

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2019.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Dynamic Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed as Level 3 security.

(7)	Exchange-traded fund.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

Schedule of Investments

March 31, 2019 (unaudited)

Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)

Common Stocks - 97.1%

Communication Services - 1.7%
Interpublic Group of Cos., Inc./The	29,636	622,652
TripAdvisor, Inc. (2)	11,348	583,855

		1,206,507

Consumer Discretionary - 26.9%
Bed Bath & Beyond, Inc.	47,259	802,930
Big Lots, Inc.	22,224	844,956
BorgWarner, Inc.	18,408	707,051
Brinker International, Inc.	13,215	586,482
Capri Holdings, Ltd. (2)	16,123	737,627
Cheesecake Factory, Inc./The	14,052	687,424
Dana, Inc.	40,740	722,728
Dillard's, Inc.	10,419	750,376
Foot Locker, Inc.	11,492	696,415
Goodyear Tire & Rubber Co./The	29,956	543,701
H&R Block, Inc.	24,099	576,930
Harley-Davidson, Inc.	18,073	644,483
International Speedway Corp.	15,634	682,111
KB Home	28,009	676,978
L Brands, Inc.	20,840	574,767
Leggett & Platt, Inc.	17,134	723,397
Macy's, Inc.	20,530	493,336
Mohawk Industries, Inc. (2)	5,158	650,682
Newell Brands, Inc.	32,922	505,023
Nordstrom, Inc.	13,117	582,132
Norwegian Cruise Line Holdings, Ltd. (2)	14,510	797,470
Papa John's International, Inc.	15,068	797,851
PulteGroup, Inc.	23,532	657,955
PVH Corp.	6,805	829,870
Ralph Lauren Corp.	5,909	766,279
Signet Jewelers, Ltd.	16,839	457,347
TRI Pointe Group, Inc. (2)	48,945	618,665
Tupperware Brands Corp.	16,833	430,588
Whirlpool Corp.	5,006	665,247

		19,210,801

Energy - 9.3%
Chesapeake Energy Corp. (2)	254,749	789,722
Cimarex Energy Co.	8,678	606,592
Helmerich & Payne, Inc.	12,115	673,109
HollyFrontier Corp.	12,249	603,508
Noble Energy, Inc.	28,517	705,225
QEP Resources, Inc. (2)	117,023	911,609
Rowan Cos. Plc (2)	72,872	786,289
SM Energy Co.	42,015	734,842
World Fuel Services Corp.	28,557	825,012

		6,635,908

Financials - 6.5%
Assurant, Inc.	6,836	648,805
Everest Re Group, Ltd.	2,808	606,416
People's United Financial, Inc.	43,912	721,913

Torchmark Corp.	8,203	672,236
Trustmark Corp.	21,505	723,213
Unum Group	18,209	616,010
Wells Fargo & Co. (2)(6)	1	0
Zions Bancorp NA	15,007	681,468

		4,670,061

Healthcare - 9.1%
Allscripts Healthcare Solutions, Inc. (2)	62,668	597,853
DaVita, Inc. (2)	11,586	629,004
DENTSPLY SIRONA, Inc.	15,242	755,851
Mallinckrodt PLC (2)	39,181	851,795
Patterson Cos., Inc.	33,109	723,432
PerkinElmer, Inc.	7,784	750,066
Perrigo Co. PLC	13,806	664,897
Prestige Consumer Healthcare, Inc. (2)	20,657	617,851
Tenet Healthcare Corp. (2)	31,212	900,154

		6,490,903

Industrials - 20.5%
Alaska Air Group, Inc.	10,544	591,729
Allegion PLC	7,952	721,326
AO Smith Corp.	14,065	749,946
Arconic, Inc.	31,730	606,360
Deluxe Corp.	15,906	695,410
Flowserve Corp.	16,477	743,772
Fluor Corp.	19,509	717,931
Fortune Brands Home & Security, Inc.	17,103	814,274
Granite Construction, Inc.	15,010	647,682
Herman Miller, Inc.	20,349	715,878
HNI Corp.	17,256	626,220
Huntington Ingalls Industries, Inc.	3,254	674,229
Jacobs Engineering Group, Inc.	10,458	786,337
Masco Corp.	18,297	719,255
Nielsen Holdings PLC	26,708	632,178
Pentair PLC	16,572	737,620
Pitney Bowes, Inc.	110,203	757,095
Quanta Services, Inc.	20,312	766,575
Robert Half International, Inc.	10,689	696,495
Snap-on, Inc.	4,208	658,636
United Rentals, Inc. (2)	5,218	596,157

		14,655,105

Information Technology - 9.1%
Alliance Data Systems Corp.	3,565	623,804
FLIR Systems, Inc.	14,042	668,118
Juniper Networks, Inc.	23,140	612,516
NetScout Systems, Inc. (2)	25,874	726,283
Plantronics, Inc.	18,245	841,277
Qorvo, Inc. (2)	10,067	722,106
Synaptics, Inc. (2)	16,431	653,132
Western Union Co./The	35,838	661,928
Xerox Corp.	30,941	989,493

		6,498,657

Materials - 6.1%
Avery Dennison Corp.	6,818	770,434
Carpenter Technology Corp.	17,452	800,174
Commercial Metals Co.	39,119	668,153
Greif, Inc. - Class A	16,476	679,635
Minerals Technologies, Inc.	12,496	734,640
Packaging Corp. of America	7,327	728,157

		4,381,193

Real Estate Investment Trust - 7.9%
Alexander & Baldwin, Inc.		32,600	829,344
Apartment Investment & Management Co.		13,939	700,992
Duke Realty Corp.		23,606	721,871
Federal Realty Investment Trust		5,369	740,117
Kimco Realty Corp.		44,495	823,158
Mack-Cali Realty Corp.		31,210	692,862
Realogy Holdings Corp.		36,442	415,439
SL Green Realty Corp.		7,731	695,173

			5,618,956

Total Common Stocks	(Cost	$61,353,985)	69,368,091

Money Market Registered Investment Companies - 0.9%

Meeder Institutional Prime Money Market Fund, 2.52% (3)		658,773	658,838

Total Money Market Registered Investment Companies	(Cost	$658,803)	658,838

Bank Obligations - 1.4%

First Merchants Bank Deposit Account, 2.25%, 4/1/2019 (4)		248,877	248,877
Metro City Bank Deposit Account, 2.35%, 4/1/2019 (4)		224,877	224,877
Pacific Mercantile Bank Deposit Account, 2.37%, 4/1/2019 (4)		248,947	248,947
Seacoast Community Bank Deposit Account, 2.00%, 4/1/2019 (4)		248,931	248,931

Total Bank Obligations	(Cost	$971,632)	971,632

Total Investments - 99.4%	(Cost	$62,984,420)	70,998,561

Other Assets less Liabilities - 0.6%			433,641

Total Net Assets - 100.0%			71,432,202

Trustee Deferred Compensation (5)

Meeder Balanced Fund		961	11,013
Meeder Dynamic Allocation Fund		2,403	26,241
Meeder Muirfield Fund		1,122	8,314
Meeder Conservative Allocation Fund		277	6,075

Total Trustee Deferred Compensation	(Cost	$48,664)	51,643

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	10	6/21/2019	1,901,000	11,352

Total Futures Contracts	10		1,901,000	11,352

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities
●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (7)
Level 1 - Quoted Prices	$70,026,929	$11,352
Level 2 - Other Significant Observable Inputs	971,632	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$70,998,561	$11,352

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2019.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2019. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed as Level 3 security.

(7)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments

March 31, 2019 (unaudited)

Total Return Bond Fund

Security Description		Shares or Principal Amount ($)	Fair Value ($)(1)

Registered Investment Companies - 85.2%

American Beacon SiM High Yield Opportunities Fund - Class I		91,735	866,895
Baird Core Plus Bond Fund - Class I		373,462	4,160,368
Dodge & Cox Income Fund		354,380	4,833,749
DoubleLine Total Return Bond Fund - Class I		455,618	4,797,659
Frost Total Return Bond Fund - Class I		464,719	4,809,841
Guggenheim Total Return Bond Fund - Class I		179,092	4,796,077
iShares Core U.S. Aggregate Bond ETF (4)		43,578	4,753,052
iShares iBoxx High Yield Corporate Bond ETF (4)		19,675	1,701,297
iShares JP Morgan USD Emerging Markets Bond ETF (4)		31,283	3,443,007
Lord Abbett High Yield Fund - Class I		122,574	898,469
Payden Emerging Markets Bond Fund - Class I		94,469	1,256,434
PGIM Total Return Bond Fund - Class R6		192,206	2,760,084
PIMCO Investment Grade Credit Bond Fund - Class I		137,532	1,423,456
Pioneer Bond Fund - Class Y		470,869	4,473,253
Segall Bryant & Hamill Plus Bond Fund - Class I		396,419	4,154,476
SPDR Bloomberg Barclays High Yield Bond ETF (4)		47,414	1,705,482
TCW Emerging Markets Income Fund - Class I		268,130	2,187,939
Vanguard Intermediate-Term Corporate Bond ETF (4)		11,064	961,130
Vanguard Total Bond Market ETF (4)		53,560	4,347,999

Total Registered Investment Companies	(Cost	$57,549,793)	58,330,667

Money Market Registered Investment Companies - 3.4%

Meeder Institutional Prime Money Market Fund, 2.52% (2)		2,352,257	2,352,492

Total Money Market Registered Investment Companies	(Cost	$2,351,853)	2,352,492

U.S. Government Obligations - 11.5%

Government National Mortgage Association, 6.50%, due 7/20/2038		48,662	61,133
U.S. Treasury Note, 1.375%, due 1/31/2021		1,060,000	1,042,113
U.S. Treasury Note, 2.25%, due 1/31/2024		606,000	605,953
U.S. Treasury Note, 2.25%, due 11/15/2025		4,654,000	4,632,912
U.S. Treasury Note, 2.125%, due 12/31/2022		1,577,000	1,570,531

Total U.S. Government Obligations	(Cost	$7,817,985)	7,912,642

Total Investments - 100.1%	(Cost	$67,719,631)	68,595,801

Liabilities less Other Assets - (0.1%)			(53,635)

Total Net Assets - 100.0%			68,542,166

Trustee Deferred Compensation (3)

Meeder Balanced Fund		1,076	12,331
Meeder Dynamic Allocation Fund		2,620	28,610
Meeder Muirfield Fund		1,286	9,529
Meeder Conservative Allocation Fund		316	6,930

Total Trustee Deferred Compensation	(Cost	$56,946)	57,400

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 - quoted prices in active markets for identical securities

●	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2019 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (5)
Level 1 - Quoted Prices	$60,683,159	$-
Level 2 - Other Significant Observable Inputs	7,912,642	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$68,595,801	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2019.

(3)	Assets of affiliates to the Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(4)	Exchange-traded fund.

(5)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.